As filed with the Securities and Exchange Commission on April 8, 2022

File No. 333-263500

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	X

Post-Effective Amendment No.	[ ]

ALPS ETF Trust
(Exact name of Registrant as Specified in Charter)

1290 Broadway
Suite 1000
Denver, Colorado 80203
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:
(303) 623-2577

Brendan Hamill, Esq. ALPS Fund Services, Inc. 1290 Broadway Suite 1000 Denver, Colorado 80203	Adam T. Teufel, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until such date as the Commission, acting pursuant to said Section 8(a), may determine that the Registration Statement shall become effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares Europe Quality Dividend ETF.

OSI ETF TRUST

O’Shares U.S. Quality Dividend ETF
O’Shares U.S. Small-Cap Quality Dividend ETF
O’Shares Global Internet Giants ETF
O’Shares Europe Quality Dividend ETF

75 State Street, Suite 100
Boston, Massachusetts 02109
(617) 855-7670

April 13, 2022

Dear Shareholder:

On behalf of the Board of Trustees of OSI ETF Trust (the “OSI ETF Board”), I am pleased to invite you to a special meeting of shareholders of the O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF, each a series of OSI ETF Trust (each, an “OSI ETF” and, collectively, the “OSI ETFs”), to ask you to vote on important proposals. The special meeting will be held virtually on May 18, 2022 at 11:00 a.m. Eastern time (with any adjournments or postponements thereof, the “Meeting”).

At the Meeting, shareholders of each OSI ETF will be asked to vote on:

(i)	an Agreement and Plan of Reorganization providing for the reorganization of each OSI ETF with and into its corresponding series of ALPS ETF Trust that was newly created specifically for such reorganization (the “Proposal”); and

(ii)	such other business as may properly come before the Meeting.

After careful consideration, the OSI ETF Board unanimously approved the Agreement and Plan of Reorganization and authorized the solicitation of proxies on the Proposal. The OSI ETF Board recommends that you vote FOR the Proposal. On behalf of the OSI ETF Board, I ask you to review the Proposal and vote. For more information about the Proposal requiring your vote, please refer to the accompanying Proxy Statement/Prospectus.

No matter how many shares you own, your timely vote is important. We hope you will respond today to ensure your shares will be represented at the Meeting. You may use one of the methods below by following the information on your proxy card:

•	by touch-tone telephone;
•	by internet;
•	by returning the enclosed proxy card in the postage paid envelope; or
•	by participating in and voting at the Meeting on the internet by virtual means.

Thank you in advance for your participation in this important event.

If you have any questions regarding the Proxy Statement/Prospectus, please call 1-800-622-1569.

Sincerely,

/s/ Connor O’Brien
Connor O’Brien
Trustee
OSI ETF Trust

OSI ETF TRUST

75 State Street, Suite 100
Boston, Massachusetts 02109
(617) 855-7670

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

To be held on May 18, 2022

Dear Shareholders:

Notice is hereby given that a special meeting of shareholders of O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF, each a series of OSI ETF Trust (each, an “OSI ETF” or “Target Fund” and, collectively, the “OSI ETFs” or the “Target Funds”), which will be held virtually on May 18, 2022 at 11:00 a.m. Eastern time (with any adjournments or postponements thereof, the “Meeting”).

The purpose of the Meeting is for shareholders of each OSI ETF to consider and act upon the following proposal for each of the OSI ETFs (the “Proposal”).

1.	To approve an Agreement and Plan of Reorganization providing for:

1(a).	The reorganization of O’Shares U.S. Quality Dividend ETF into ALPS | O’Shares U.S. Quality Dividend ETF;

1(b).	The reorganization of O’Shares U.S. Small-Cap Quality Dividend ETF into ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF;

1(c).	The reorganization of O’Shares Global Internet Giants ETF into ALPS | O’Shares Global Internet Giants ETF; and

1(d).	The reorganization of O’Shares Europe Quality Dividend ETF into ALPS | O’Shares Europe Quality Dividend ETF (each, a “Reorganization”).

2.	To transact such other business as may properly come before the Meeting.

Each Reorganization provides for the acquisition of the assets and assumption of the liabilities of the Target Fund by its corresponding series of ALPS ETF Trust, as listed above (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”), in exchange for shares of the Acquiring Fund (except with respect to cash received in lieu of fractional shares, if any), followed by the complete liquidation of the Target Fund. If a Reorganization takes place, shareholders of each OSI ETF will become shareholders of the corresponding Acquiring Fund.

Shareholders of each OSI ETF will vote separately on the Proposal as it relates to the OSI ETF. The Proposal will be effected for an OSI ETF only if approved by shareholders of such OSI ETF. Approval of the Proposal by shareholders of an OSI ETF is not contingent on the approval of the Proposal by shareholders of any other OSI ETF. The accompanying Proxy Statement/Prospectus describes the Proposal in more detail and provides certain comparative information pertaining to each Target Fund and its corresponding Acquiring Fund for your evaluation.

Due to the public health impact of the coronavirus pandemic (COVID-19), and to support the health and well-being of our shareholders, the Meeting will be held in a virtual-only format via a web-based portal. To participate in and/or vote at the Meeting, shareholders of the Target Funds must submit the necessary credentials and use the conference line number provided to them by AST Fund Solutions, LLC (“AST”) as described further below. Shareholders may vote during the Meeting by following the instructions available on the Meeting website during the Meeting. Shareholders will not be able to attend the Meeting in person.

If, as of March 24, 2022, you were a shareholder of a Target Fund and wish to participate in and vote at the Meeting, please register by sending an email to attendameeting@astfinancial.com and provide your full name and address in order to receive the virtual meeting access information and use “OSI ETF Virtual Meeting” in the email subject line. AST will email you back with your credentials to attend and instructions to vote at the Meeting. However, for administrative and tabulation efficiency we are encouraging all shareholders to vote their shares prior to the Meeting. All requests to participate in and/or vote at the Meeting must be received by AST no later than 12:00 p.m. Eastern time on May 17, 2022.

If, as of March 24, 2022, you held Target Fund shares through an intermediary (such as a broker-dealer) and wish to participate in and vote at the Meeting, you will need to obtain a legal proxy from your intermediary reflecting the Target Fund’s name, the number of Target Fund shares held and your name and email address. You may forward an email from your intermediary containing the legal proxy or attach an image of the legal proxy to an email and send it to AST at attendameeting@astfinancial.com with “Legal Proxy” in the subject line. You will then be provided with credentials to participate in the Meeting, as well as a unique control number to vote your shares. If you would like to participate in, but NOT vote at, the Meeting, please send an email to AST at attendameeting@astfinancial.com with proof of ownership of Target Fund shares. A statement, letter or the Vote Instruction Form from your intermediary will be sufficient proof of ownership. You will then be provided credentials to participate in the Meeting. All requests to participate in and/or vote at the Meeting must be received by AST no later than 12:00 p.m. Eastern time on May 17, 2022.

Please contact AST at attendameeting@astfinancial.com with any questions regarding access to the Meeting, and an AST representative will contact you to answer your questions. Whether or not you plan to participate in the Meeting, we urge you to vote and submit your vote in advance of the Meeting.

Whether or not you plan to attend the Meeting, your vote is needed. Attendance at the Meeting will be limited to shareholders of the Target Funds as of the close of business on March 24, 2022. You are entitled to receive notice of, and to vote at, the Meeting and any adjournment of the Meeting, even if you no longer hold shares of a Target Fund. Your vote is important no matter how many shares you own.

Voting is quick and easy. Everything you need is enclosed. You may vote by completing and returning your proxy card in the enclosed postage-paid return envelope, by calling the toll-free telephone number listed on the enclosed proxy card, or by visiting the Internet website listed on the enclosed proxy card. You may receive more than one set of proxy materials if you hold shares in more than one account. Please be sure to vote each proxy card you receive. If we do not hear from you, our proxy solicitor, AST, may contact you. This will ensure that your vote is counted even if you cannot or do not wish to attend the Meeting. If you have any questions about the Proposals or how to vote, you may call AST at 1-800-622-1569 and a representative will assist you.

If you have any questions regarding the enclosed Proxy Statement/Prospectus or need assistance in voting your shares, please contact AST at 1-800-622-1569 Monday through Friday from 9:00 a.m. to 10:00 p.m. Eastern time and Saturday 10:00 a.m. to 6:00 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on May 18, 2022. This Notice of Special Meeting of Shareholders, the Proxy Statement/Prospectus and the form of proxy card(s) are available on the Internet at https://vote.proxyonline.com/oshares/docs/proxy.pdf. On this website, you will be able to access the Notice of Special Meeting of Shareholders, the Proxy Statement/Prospectus, the form of proxy card(s) and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.

After careful consideration and upon recommendation of O’Shares Investment Advisers, LLC, the OSI ETF Board recommends that you cast your vote FOR the Proposal, as described in the accompanying Proxy Statement/Prospectus, as the Proposal relates to the OSI ETF(s) that you own.

By Order of the Board of Trustees of OSI ETF Trust

/s/ Connor O’Brien
Connor O’Brien
Trustee
OSI ETF Trust
April 13, 2022

QUESTIONS AND ANSWERS RELATING TO THE PROPOSAL

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

This combined Proxy Statement/Prospectus contains information that shareholders of O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF (each, an “OSI ETF” or “Target Fund” and, collectively, the “OSI ETFs” or “Target Funds”), each a series of OSI ETF Trust, should know before voting on the proposed Agreement and Plan of Reorganization providing for the reorganization of each Target Fund with and into its corresponding Acquiring Fund (as defined below), which is described in more detail herein.

This document is both a Proxy Statement for each of the Target Funds and a Prospectus for each of ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares Europe Quality Dividend ETF (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”), each a newly created series of ALPS ETF Trust that was created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Target Fund.

The Target Funds and the Acquiring Funds are referred to collectively as the “Funds” and individually as a “Fund.”

Why is the Meeting being held, and what is being proposed?

On February 23, 2022 the Board of Trustees of OSI ETF Trust (the “OSI ETF Board”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) with ALPS ETF Trust to reorganize each Target Fund with and into its corresponding Acquiring Fund (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to approval by shareholders of each Target Fund. Accordingly, at the special meeting of shareholders to be held on May 18, 2022 (with any postponements or adjournments thereof, the “Meeting”), shareholders of each Target Fund will be asked to consider and approve the Reorganization Agreement that provides for:

	THE ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
1(a)	O’Shares U.S. Quality Dividend ETF	ALPS | O’Shares U.S. Quality Dividend ETF
1(b)	O’Shares U.S. Small-Cap Quality Dividend ETF	ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF
1(c)	O’Shares Global Internet Giants ETF	ALPS | O’Shares Global Internet Giants ETF
1(d)	O’Shares Europe Quality Dividend ETF	ALPS | O’Shares Europe Quality Dividend ETF
	(each a series of OSI ETF Trust) 75 State Street Suite 100 Boston, Massachusetts 02109	(each a series of ALPS ETF Trust) 1290 Broadway Suite 1000 Denver, Colorado 80203

(each an open-end management investment company)

Any shareholder who owned shares of a Target Fund as of the close of business on March 24, 2022 (the “Record Date”) will receive notice of the Meeting and will be entitled to vote on the Reorganization Agreement related to such Target Fund at the Meeting. The Reorganization Agreement as it relates to each Target Fund requires approval by shareholders of the Target Fund, and, if approved, the Reorganizations are expected to close on or about May 20, 2022 or such other date as the parties may agree (the “Closing Date”). If a Reorganization is approved by shareholders of a Target Fund, shareholders of the Target Fund will become shareholders of the corresponding Acquiring Fund and the applicable Target Fund will be liquidated. The Board of Trustees of ALPS ETF Trust also approved the Reorganization Agreement.

What is this document and why did you send it to me?

This booklet includes the Proxy Statement/Prospectus and a proxy card or cards. This Proxy Statement/Prospectus is being provided to you by OSI ETF Trust in connection with the solicitation of proxies to vote to approve the Proposal as described in the Proxy Statement/Prospectus. The Proxy Statement/Prospectus concisely sets forth the information about the Proposal that an investor ought to know before voting. Shareholders should consider retaining the Proxy Statement/Prospectus for future reference.

Because you, as a shareholder of one or more Target Funds, are being asked to approve the Reorganization Agreement that will result in a transaction in which you would ultimately hold shares of the corresponding Acquiring Fund(s), this Proxy Statement also serves as a Prospectus for the Acquiring Funds.

It is anticipated that this Proxy Statement/Prospectus will be first mailed to shareholders on or about April 13, 2022.

Who will bear the costs associated with the Meeting?

ALPS Advisors, Inc. (“ALPS Advisors”) and O’Shares Investment Advisers, LLC (“O’Shares”), or their respective affiliates, will bear all costs associated with the Meeting, including, but not limited to, proxy and proxy solicitation costs, printing costs, board fees relating to any special board meetings and legal fees, regardless of whether the Reorganizations are consummated. The Acquiring Funds, the Target Funds and their respective shareholders will not bear any costs associated with the Meeting.

What is the OSI ETF Board’s recommendation?

After careful consideration and upon recommendation of O’Shares, the OSI ETF Board recommends that shareholders of the Target Funds vote for the Proposal, as described in the Proxy Statement/Prospectus.

For a discussion of the considerations of the OSI ETF Board in evaluating this matter, please see the section entitled “Board Considerations.”

What happens if the Proposal is not approved with respect to a Target Fund?

Shareholders of each Target Fund will vote separately on the Proposal as it relates to that Target Fund. If the shareholders of a Target Fund do not approve the Reorganization, then the Reorganization will not be implemented with respect to that Target Fund. In such case, the OSI ETF Board will consider what further actions to take with respect to each Target Fund whose shareholders did not approve the Reorganization.

How will the Reorganizations work?

The Reorganization Agreement provides for: (i) the transfer of all of the assets of each Target Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the assumption by each Acquiring Fund of the liabilities of its corresponding Target Fund; (iii) the distribution of shares of each Acquiring Fund to its corresponding Target Fund (except with respect to cash received in lieu of fractional shares, if any); and (iv) the subsequent termination, dissolution and complete liquidation of each Target Fund.

If shareholders of a Target Fund approve the Reorganization as it relates to the Target Fund, each owner of shares of such Target Fund would receive shares of such Target Fund’s corresponding Acquiring Fund. If approved, the Reorganizations are expected to be consummated on the Closing Date and each shareholder of a Target Fund will hold, immediately after the close of the Reorganization, shares of the corresponding Acquiring Fund (plus cash in lieu of fractional shares, if any) having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund held by that shareholder as of the close of business on the Closing Date.

What is the purpose of and rationale for the Reorganizations?

On January 4, 2022, O’Shares announced that it has agreed to a strategic transaction with ALPS Advisors having assets under management (AUM) exceeding $8.6 billion in ETFs and total AUM exceeding $17.6 billion. The agreement provides for long-term collaboration between O’Shares and ALPS Advisors. The strategic transaction, which is to be effected through the Reorganizations, is expected to enhance the distribution and growth of the Funds, as ALPS Advisors is a larger ETF organization with greater distribution resources. The Reorganizations are expected to benefit both existing investors in the Target Funds and future investors in the Acquiring Funds. O’Shares will provide the Acquiring Funds use of the Target Funds’ current underlying indexes under license agreements with ALPS Advisors, and O’Shares will provide continued marketing support of the Acquiring Funds following the Reorganizations.

How will the Reorganizations affect me?

If Target Fund shareholders approve the Reorganizations, you will become a shareholder of the Acquiring Fund(s) corresponding to the Target Fund(s) that you own. It is important to note that following the Reorganizations, shareholders of each Target Fund would be subject to the actual fees and expenses of the corresponding Acquiring Fund.

The following table outlines the service providers for the Target Funds and the comparable service providers for the Acquiring Funds.

	Target Funds	Acquiring Funds
Investment Adviser	O’Shares	ALPS Advisors
Sub-Adviser	Vident Investment Advisory, LLC	None
Index Provider	O’Shares	O’Shares
Distributor	Foreside Fund Services, LLC	ALPS Portfolio Solutions Distributor, Inc.
Administrator	J.P. Morgan Chase Bank, N.A.	ALPS Fund Services, Inc.
Custodian/Transfer Agent	J.P. Morgan Chase Bank, N.A.	State Street Bank & Trust Co.
Independent Registered Public Accounting Firm	BBD, LLP	BBD, LLP
Legal Counsel	Stradley Ronon Stevens & Young LLP	Dechert LLP

Are there any significant differences between the investment objectives and strategies of each Target Fund and its corresponding Acquiring Fund?

No. The investment objective of each Target Fund and its corresponding Acquiring Fund are identical, and the investment strategies and policies of each Target Fund and its corresponding Acquiring Fund are not materially different, although there may be differences in how they are described in their respective prospectuses. The principal investment risks of the Target Funds and their corresponding Acquiring Funds are not materially different, although there may be differences in how they are described in their respective prospectuses. Further information comparing the investment objectives, strategies, policies, and risks is included in this Proxy Statement/Prospectus.

Will the portfolio managers of my fund change as a result of the Reorganizations?

Yes. The Target Funds are advised by O’Shares and sub-advised by Vident Investment Advisory, LLC (“Vident”). The Acquiring Funds are advised by ALPS Advisors. Currently, personnel employed by Vident are responsible for the day-to-day portfolio management of each Target Fund. Following the completion of the Reorganizations, the portfolio management teams of the Target Funds will change. Personnel employed by ALPS Advisors will be responsible for the day-to-day management of the Acquiring Funds. Vident will not provide sub-advisory services for the Acquiring Funds.

Would the Reorganizations result in higher management fees or operating expenses for current Target Fund shareholders?

No. Each Acquiring Fund will enter into a “unitary fee” arrangement with ALPS Advisors that is not materially different in structure to the fee arrangements the corresponding Target Fund has entered into with O’Shares. Under the fee arrangements for the Target Funds (the “O’Shares Fee Arrangements”), O’Shares bears all of the ordinary operating expenses of the Target Funds, subject to certain exceptions. Similarly, under the fee arrangements for the Acquiring Funds (the “ALPS Fee Arrangements”), ALPS Advisors bears all of the ordinary operating expenses of the Acquiring Funds, subject to certain exceptions.

ALPS | O’Shares Global Internet Giants ETF and ALPS | O’Shares Europe Quality Dividend ETF will have the same management fee as their corresponding Target Funds. Therefore, ALPS | O’Shares Global Internet Giants ETF and ALPS | O’Shares Europe Quality Dividend ETF are expected to have the same total annual fund operating expense ratios as their corresponding Target Funds.

ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF will adopt breakpoint fee structures that differ from the fee structures of their corresponding Target Funds, which may benefit shareholders if an Acquiring Fund’s assets increase above certain thresholds thereby resulting in a lower management fee relative to the corresponding Target Fund. Pursuant to these breakpoint fee structures, shareholders of ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF would pay the same management fee as their corresponding Target Fund until such time as the average daily net assets of the Acquiring Fund increase to reach certain thresholds. Once the average daily net assets of an Acquiring Fund increase to reach the specified thresholds, shareholders of the applicable ALPS | O’Shares U.S. Quality Dividend ETF or ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF would pay lower management fees than their corresponding Target Fund. Accordingly, ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF are expected to have the same, or possibly lower, total annual fund operating expense ratios as their corresponding Target Funds.

Pro forma fee, expense, and financial information is included in this Proxy Statement/Prospectus in the description of each Proposal.

Who will bear the costs associated with the Reorganizations?

ALPS Advisors and O’Shares, or their respective affiliates, will bear all costs associated with the Reorganizations (exclusive of brokerage commissions and other transaction costs incurred by a Fund, which will be borne by such Fund and, if any, are expected by ALPS Advisors and O’Shares to be immaterial), regardless of whether the Reorganizations are consummated. The Acquiring Funds, the Target Funds and their respective shareholders will not bear any other direct costs arising in connection with the transactions contemplated by the Reorganization Agreement. Shareholders will continue to pay transaction costs associated with normal Target Fund operations, including brokerage or trading expenses, if any.

Are the Reorganizations expected to create a taxable event?

It is anticipated that each Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended, and each Fund will receive a tax opinion to that effect. Accordingly, pursuant to this treatment, none of the Target Funds, the Acquiring Funds, or their respective shareholders are expected to recognize any gain or loss for federal income tax purposes (except with respect to cash received in lieu of fractional shares, if any) from the transactions contemplated by the Reorganization Agreements. You may wish to consult your own tax adviser regarding the tax consequences of the Reorganizations in light of your individual circumstances.

Will my cost basis or holding period change as a result of the Reorganizations?

No, your total cost basis and holding period are not expected to change as a result of the Reorganizations (except as adjusted for amounts allocable to cash received in lieu of any fractional shares).

Will the Reorganization affect my ability to buy and sell shares?

No. You may continue to make additional purchases or sales of the Target Funds’ shares. Any purchase or sales of Fund shares after the Reorganizations will be purchases or sales of the applicable Acquiring Fund. If the Reorganizations are approved, your Target Fund shares will automatically be converted to corresponding Acquiring Fund shares. You will receive confirmation of this transaction following the Reorganizations.

How many votes am I entitled to cast?

You are entitled to one vote for each Target Fund share held in your name or on your behalf on the Record Date. Shareholders of record of the Target Funds at the close of business on the Record Date will receive notice of and be asked to vote on the Reorganization Agreement that corresponds to such Target Fund shares held.

If I vote my proxy now as requested, can I change my vote later?

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent, duly executed and later-dated proxy or a written notice of revocation to AST Fund Solutions, at 55 Challenger Road, Suite 200, Ridgefield Park, NJ 07660. Notice of revocation must be received prior to 12:00 p.m. Eastern time on May 16, 2022. You may also give written notice of revocation at the Meeting. Even if you plan to attend the Meeting, we ask that you return the enclosed proxy card or vote by telephone or the Internet. This will help us to ensure that an adequate number of shares are present at the Meeting for consideration of the Reorganizations. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the Proposal.

What is the required vote to approve the Reorganizations?

Approval of each Reorganization will require the affirmative vote of a “majority of the outstanding voting securities” for each Target Fund within the meaning of the Investment Company Act of 1940, as amended. This means the lesser of (1) 67% or more of the Target Fund shares present at the Meeting if the holders of more than 50% of the outstanding Target Fund shares are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Target Fund.

How do I vote?

You can vote in one of four ways:

●	By telephone (call the toll free number listed on your proxy card or cards);
●	By Internet (log on to the website listed on your proxy card or cards);
●	By mail (using the enclosed postage prepaid envelope); or
●	In person at the shareholder meeting scheduled to occur virtually on May 18, 2022, at 11:00 a.m. Eastern time.

If, as of March 24, 2022, you were a shareholder of a Target Fund and wish to participate in and vote at the Meeting, please register by sending an email to attendameeting@astfinancial.com and provide your full name and address in order to receive the virtual meeting access information and use “OSI ETF Virtual Meeting” in the email subject line. AST will email you back with your credentials to attend and instructions to vote at the Meeting. However, for administrative and tabulation efficiency we are encouraging all shareholders to vote their shares prior to the Meeting. All requests to participate in and/or vote at the Meeting must be received by AST no later than 12:00 p.m. Eastern time on May 17, 2022.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card(s) for instructions for voting by telephone, Internet or mail.

Whom should I call if I have questions?

If you have questions about the Proposal described in the Proxy Statement/Prospectus, please call AST, the proxy solicitor, toll free at 1-800-622-1569. If you have any questions about voting procedures, please call the number listed on your proxy card(s). Representatives will be available Monday through Friday from 9:00 a.m. to 10:00 p.m. Eastern time and Saturday 10:00 a.m. to 6:00 p.m. Eastern Time.

COMBINED PROXY STATEMENT/PROSPECTUS

APRIL 13, 2022

PROXY STATEMENT OF		PROSPECTUS OF

OSI ETF TRUST		ALPS ETF TRUST

O’Shares U.S. Quality Dividend ETF O’Shares U.S. Small-Cap Quality Dividend ETF O’Shares Global Internet Giants ETF O’Shares Europe Quality Dividend ETF	AND	ALPS | O’Shares U.S. Quality Dividend ETF ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF ALPS | O’Shares Global Internet Giants ETF ALPS | O’Shares Europe Quality Dividend ETF

75 State Street, Suite 100 Boston, Massachusetts 02109 (617) 855-7670 https://oshares.com		1290 Broadway, Suite 1000 Denver, Colorado 80203 (303) 623-2577 https://www.alpsfunds.com

PROXY STATEMENT/PROSPECTUS

Special Meeting of Shareholders

To be held on May 18, 2022

This Proxy Statement/Prospectus, dated April 13, 2022, is being furnished to shareholders of O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF, each a series of OSI ETF Trust (each, an “OSI ETF” or “Target Fund” and, collectively, the “OSI ETFs” or “Target Funds”), in connection with the solicitation by the Board of Trustees of OSI ETF Trust of proxies to be used at a special meeting of the Target Funds, which will be held virtually on May 18, 2022, at 11:00 a.m. Eastern time (with any adjournments or postponements thereof, the “Meeting”).

You will not be able to attend the Meeting in person. All references herein to attending the Meeting or voting "in person" mean in person by means of virtual format rather than by physical presence.

At the Meeting, shareholders of each Target Fund will be asked to consider and vote separately on the following proposal (the “Proposal”):

1.	To approve an Agreement and Plan of Reorganization providing for:

1(a).	The reorganization of O’Shares U.S. Quality Dividend ETF into ALPS | O’Shares U.S. Quality Dividend ETF;

1(b).	The reorganization of O’Shares U.S. Small-Cap Quality Dividend ETF into ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF;

1(c).	The reorganization of O’Shares Global Internet Giants ETF into ALPS | O’Shares Global Internet Giants ETF; and

1(d).	The reorganization of O’Shares Europe Quality Dividend ETF into ALPS | O’Shares Europe Quality Dividend ETF (each, a “Reorganization”).

2.	To transact such other business as may properly come before the Meeting.

This Proxy Statement/Prospectus explains concisely what you should know before voting on the matters described herein or investing in the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”). Please read it carefully and keep it for future reference.

After careful consideration, and upon recommendation of O’Shares, the Board of Trustees of OSI ETF Trust recommends that you cast your vote FOR the Proposal, as described in this Proxy Statement/Prospectus, as it relates to the Target Fund(s) that you own.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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TO OBTAIN MORE INFORMATION

To obtain more information on the Target Funds or the Acquiring Funds (each, a “Fund” and, collectively, the “Funds”), please write or call or visit www.alpsfunds.com for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports (for the Target Funds) or other information.

Target Funds OSI ETF Trust c/o Foreside Fund Services, LLC Three Canal Plaza Portland, Maine 04101 855-637-5383	Acquiring Funds ALPS ETF Trust c/o ALPS Portfolio Solutions Distributor, Inc. 1290 Broadway Suite 1000 Denver, Colorado 80203 866-759-5679

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

●	The Prospectus of the Target Funds, dated October 31, 2021, as supplemented (Accession Number 0001387131-21-010490);
●	The Prospectus of the Acquiring Funds, dated April 7, 2022 (Accession Number 0001398344-22-007108);
●	The Statement of Additional Information of the Target Funds, dated October 31, 2021 (Accession Number 0001387131-21-010490);
●	The Statement of Additional Information of the Acquiring Funds, dated April 7, 2022 (Accession Number 0001398344-22-007108);
●	The Statement of Additional Information dated April 13, 2022 related to this Proxy Statement/Prospectus;
●	The Annual Report to shareholders of the Target Funds for the fiscal year ended June 30, 2021 (Accession Number 0001387131-21-009207); and
●	The Semi-Annual Report to shareholders of the Target Funds for the fiscal period ended December 31, 2021 (Accession Number 0001387131-22-002861).

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and the rules, regulations and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

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By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

The Board of Trustees of OSI ETF Trust knows of no business other than that discussed above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy card(s) to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

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TABLE OF CONTENTS

PROPOSAL — APPROVAL OF THE REORGANIZATION AGREEMENT		1
Proposal 1(a)	Approval of the Reorganization Agreement providing for the Reorganization of O’Shares U.S. Quality Dividend ETF into ALPS | O’Shares U.S. Quality Dividend ETF	3
Proposal 1(b)	Approval of the Reorganization Agreement providing for the Reorganization of O’Shares U.S. Small-Cap Quality Dividend ETF into ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	11
Proposal 1(c)	Approval of the Reorganization Agreement providing for the Reorganization of O’Shares Global Internet Giants ETF into ALPS | O’Shares Global Internet Giants ETF	19
Proposal 1(d)	Approval of the Reorganization Agreement providing for the Reorganization of O’Shares Europe Quality Dividend ETF into ALPS | O’Shares Europe Quality Dividend ETF	28
Additional Information Regarding the Proposal		36
GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS		45
APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION		A-1
APPENDIX B - ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS		B-1
APPENDIX C - SERVICE PROVIDERS		C-1
APPENDIX D - PRINCIPAL RISKS FOR THE TARGET FUNDS		D-1
APPENDIX E - SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS		E-1
APPENDIX F - INVESTMENT RESTRICTIONS		F-1
PART B - ALPS ETF TRUST STATEMENT OF ADDITIONAL INFORMATION		1
PART C - OTHER INFORMATION		1

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PROPOSAL — APPROVAL OF THE REORGANIZATION AGREEMENT

Background

The Target Funds are series of OSI ETF Trust, a Delaware statutory trust. O’Shares Investment Advisers, LLC (“O’Shares”) is the investment adviser to each Target Fund and Vident Investment Advisory, LLC (“Vident”) is the sub-adviser to each Target Fund. The Acquiring Funds are series of ALPS ETF Trust, a Delaware statutory trust. ALPS Advisors, Inc. (“ALPS Advisors”) is the investment adviser to each Acquiring Fund. Each Acquiring Fund is a newly created series of ALPS ETF Trust that was created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Target Fund. The Acquiring Funds will not commence operations until the date the applicable Reorganization is effected.

As further discussed below, each Acquiring Fund has an identical investment objective as its corresponding Target Fund and will operate pursuant to investment strategies and policies and be subject to principal investment risks that are not materially different from its corresponding Target Fund. The portfolio management team for the Acquiring Funds is different than the portfolio management team for the Target Funds. Personnel employed by ALPS Advisors will be responsible for the day-to-day management of the Acquiring Funds. Each Acquiring Fund will track the same underlying index as its corresponding Target Fund.

It is anticipated that, upon the closing of each Reorganization, the total annual fund operating expenses of an Acquiring Fund will be equal to those of its corresponding Target Fund.

The Board of Trustees of OSI ETF Trust (“OSI ETF Board”) considered and approved, and recommends that shareholders of the Target Funds approve (i.e., vote FOR), the Reorganizations. The 1940 Act requires that each Reorganization be approved by a “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of each applicable Target Fund for the Reorganization to be effected.

The Reorganizations

The OSI ETF Board, including the trustees who are not “interested persons” (as that term is defined in Section 2(a)(19) the 1940 Act) of OSI ETF Trust (“OSI ETF Independent Trustees”), has unanimously approved each Reorganization and recommends that shareholders vote FOR the Proposal. Subject to approval by shareholders of the applicable Target Fund, the Agreement and Plan of Reorganization (“Reorganization Agreement”) provides for:

●	the transfer of all of the assets of each Target Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund;

●	the assumption by each Acquiring Fund of the liabilities of its corresponding Target Fund;

●	the distribution of shares of each Acquiring Fund to the shareholders of its corresponding Target Fund (except with respect to cash received in lieu of fractional shares, if any); and

●	the complete liquidation of each Target Fund.

If shareholders of a Target Fund approve a Reorganization, it is currently expected to take place on or about May 20, 2022.

You will not incur fees or charges of any kind in connection with a Reorganization (i.e., front-end sales charges, contingent deferred sales charges or exchange or redemption fees).

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Tax Considerations

Each Reorganization is expected to qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not, and each Target Fund generally will not, recognize any gain or loss as a result of a Reorganization for U.S. federal income tax purposes (except with respect to cash received in lieu of fractional shares, if any). Each Target Fund anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion and determine that a Reorganization does not qualify as a tax-free reorganization, and is thus taxable and the Target Funds and Target Fund shareholders, if any, would recognize gain or loss on the Reorganization. The Target Funds will be the accounting survivors of the Reorganizations.

Reasons for the Reorganizations

On January 4, 2022, O’Shares announced that it has agreed to a strategic transaction with ALPS Advisors having assets under management (AUM) exceeding $8.6 billion in ETFs and total AUM exceeding $17.6 billion. The agreement provides for long-term collaboration between O’Shares and ALPS Advisors. The strategic transaction, which is to be effected through the Reorganizations, is expected to enhance the distribution and growth of the Funds, as ALPS Advisors is a larger ETF organization with greater distribution resources. The Reorganizations are expected to benefit both existing investors in the Target Funds and future investors in the Acquiring Funds. O’Shares will provide the Acquiring Funds use of the Target Funds’ current underlying indexes under license agreements with ALPS Advisors, and O’Shares will provide continued marketing support of the Acquiring Funds following the Reorganizations.

Board Considerations

The OSI ETF Board considered the Reorganizations at a meeting held on February 15, 2022 and reconvened on February 23, 2022 (the “February Meeting”). In advance of the February Meeting, the OSI ETF Board received, among other materials, ALPS Advisors’ responses to questions posed by the OSI ETF Board in performing due diligence on the Acquiring Funds, ALPS Advisors and other proposed service providers to the Acquiring Funds, a detailed summary of the terms of the purchase agreement between O’Shares, ALPS Advisors, and their respective affiliates related to the strategic transaction between such entities (the “Transaction”), and a draft of the Acquiring Funds’ registration statement. In connection with the February Meeting, the OSI ETF Board met with representatives of O’Shares, ALPS Advisors and the ALPS ETF Board to discuss the Reorganizations. Throughout the process, the OSI ETF Board was advised by experienced counsel that is independent of O’Shares, ALPS Advisors and their affiliates.

Based in part upon the recommendation of O’Shares, the OSI ETF Board’s evaluation of the relevant information provided by O’Shares and ALPS Advisors, discussions with representatives of O’Shares, ALPS Advisors and the ALPS ETF Board, and in light of its fiduciary duties under federal and state law, the OSI ETF Board, including all of the trustees who are not “interested persons” of the OSI ETF Trust under the 1940 Act, determined with respect to each Target Fund, that the Reorganization would be in the best interests of the Target Fund and that the interests of Target Fund shareholders would not be diluted as a result of the Reorganization. In determining to approve the Reorganization Agreement, and to recommend that shareholders of each Target Fund approve the Reorganization Agreement, the OSI ETF Board received information and made inquiries into all matters it deemed appropriate. The OSI ETF Board reviewed and analyzed various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:

The Terms and Conditions of the Reorganizations. The OSI ETF Board considered: (i) the terms of the Reorganization Agreement, and, in particular, that the transfer of assets of each Target Fund would be in exchange for shares of the corresponding Acquiring Fund and the Acquiring Fund’s assumption of all liabilities in the Target Fund; (ii) that no sales charges would be imposed in connection with the Reorganizations; and (iii) that pursuant to the Reorganization Agreement, shareholders of each Target Fund would receive the same number of shares of the corresponding Acquiring Fund with the same aggregate NAV as the shares of the Target Fund they owned immediately prior to the Reorganization (except with respect to cash received in lieu of fractional shares, if any).  As a result, the OSI ETF Board noted that the interests of Target Fund shareholders would not be diluted as a result of the Reorganizations. The OSI ETF Board also considered that the Reorganizations would be submitted to the Target Funds’ shareholders for approval.

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Investment Objectives, Policies and Limitations.  The OSI ETF Board considered that each Acquiring Fund would be managed in accordance with the same investment objective, and subject to substantially the same investment strategies, policies, and limitations, as the corresponding Target Fund immediately prior to its Reorganization. The OSI ETF Board considered that O’Shares, which provides and maintains the Target Funds’ underlying indices, is expected to provide and maintain the same underlying indices for the Acquiring Funds after the Reorganizations. In addition, the OSI ETF Board considered that each Acquiring Fund will have the same ticker symbol and trade on the same exchange as its corresponding Target Fund.

Change in Investment Adviser, Portfolio Management and Board. The OSI ETF Board considered that while O’Shares and Vident served as investment adviser and sub-adviser, respectively, of the Target Funds, ALPS Advisors would serve as the investment adviser of the Acquiring Funds with no sub-adviser. The OSI ETF Board considered representations from O’Shares and ALPS Advisors that ALPS Advisors and the proposed portfolio managers of ALPS Advisors have sufficient experience and capacity to service the Acquiring Funds at a level consistent with what is currently provided to the Target Funds, and that there would be no need for a sub-adviser. The OSI ETF Board also considered and evaluated the qualifications and experience of the ALPS ETF Board, including meeting with representatives of the ALPS ETF Board.

Potential Conflicts of Interest. The OSI ETF Board considered that O’Shares faced certain conflicts of interest in recommending OSI ETF Board approval of the Reorganizations, including that O’Shares would be compensated upon the successful completion of the Transaction, pursuant to the terms of the purchase agreement. Additionally, the OSI ETF Board considered other financial benefits that O’Shares would receive from approval of the Reorganizations, including acting as the index provider to the Acquiring Funds and providing continued marketing support. The OSI ETF Board further considered that the purchase agreement provided that the Reorganizations would meet the requirements of Section 15(f) of the 1940 Act, including that no “unfair burden” (as defined therein) would be imposed on the Funds, and that at least 75% of the ALPS ETF Board would be independent of both ALPS and O’Shares for a period of three years after completion of the Reorganizations.

Relative Expense Ratios. The OSI ETF Board reviewed information regarding the comparative expense ratios of the Target Funds and the Acquiring Funds. The OSI ETF Board considered the fact that the management fee and total annual fund operating expenses of each Acquiring Fund are expected to be the same as the management fee and total annual fund operating expenses of each corresponding Target Fund after its Reorganization.  The OSI ETF Board considered that under the unified fee structure for the Target Funds and the unified fee structure of the Acquiring Funds, O’Shares does bear, and ALPS Advisors would bear, the ordinary operating expenses of the Funds. The OSI ETF Board also considered that ALPS Advisors would be implementing breakpoints for certain Acquiring Funds.

Distribution and Shareholder Servicing. The OSI ETF Board considered the distribution capabilities of ALPS Advisors and its affiliates and their commitment to distributing the Acquiring Funds.  The OSI ETF Board considered ALPS Advisors’ representation that the Reorganizations would provide the Target Funds with the potential for accelerated asset growth as the Reorganizations may provide an opportunity for the Acquiring Funds to become investment options on additional distribution platforms.  The OSI ETF Board considered that such asset growth may result in greater trading volumes and narrower bid-ask spreads in the Acquiring Funds’ shares than the Target Funds’ shares experience, and the potential for additional breakpoints should circumstances warrant, which would benefit shareholders. The OSI ETF Board recognized that the Acquiring Funds’ shares would be distributed by ALPS Portfolio Solutions Distributor, Inc.  The OSI ETF Board further considered that each Target Fund has adopted a 12b-1 Plan pursuant to Rule 12b-1 under the 1940 Act, and that, the ALPS ETF Trust has not adopted a 12b-1 Plan and would not adopt one for the Acquiring Funds. The OSI ETF Board further considered that no Rule 12b-1 fees have ever been paid by any Target Funds and there were no plans to impose such fees.

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Alternative to the Reorganizations. The OSI ETF Board considered various alternatives to the Reorganizations, including the potential for the Target Funds to continue to operate as O’Shares-sponsored series of the OSI ETF Trust.  The OSI ETF Board recognized O’Shares’ determination that becoming series of ALPS ETF Trust was the best alternative to improve the distribution for the Funds, which would only provide potential benefits for Fund shareholders if the Reorganizations were completed.

The Experience, Expertise and Fiduciary Duties of ALPS Advisors. The OSI ETF Board considered that ALPS Advisors is a registered investment adviser and is an indirect wholly owned subsidiary of SS&C Technologies Holdings, Inc. ALPS Advisors commenced business operations in 2006 and currently serves as investment adviser to all of the series of the ALPS ETF Trust, other mutual funds, closed-end funds and variable insurance trusts, as well as sub-adviser of two registered investment companies. As of December 31, 2021, ALPS Advisors had over $17.3 billion assets under management.

Tax Consequences. The OSI ETF Board considered that the Reorganizations are expected to be free from adverse federal income tax consequences for each Target Fund, each Target Fund’s shareholders, and each Acquiring Fund and that a tax opinion to these effects from Dechert LLP would be delivered in connection with Reorganizations.

Expenses Relating to Reorganizations. The OSI ETF Board considered that O’Shares and ALPS Advisors would pay the fees and expenses related to the Reorganizations, including the costs associated with the drafting, printing, and mailing of the Proxy Statement/Prospectus, the solicitation of proxies, the special meeting of shareholders to approve the Reorganizations, and tail insurance for the OSI ETF Trust’s officers and trustees.  In this respect, the OSI ETF Board considered that the Target Funds and their shareholders would not incur any expenses in connection with the Reorganizations.

Other Potential Benefits of the Reorganizations. With respect to each Target Fund, the OSI ETF Board concluded that the Reorganization would be in the best interests of the Target Fund and that the Target Fund’s shareholders would not be diluted as a result of the Reorganization. These determinations were made on the basis of the business judgment of the OSI ETF Board after consideration of all of the factors taken as a whole, though individual members of the OSI ETF Board may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Shareholders of the Target Funds also may wish to take these factors into consideration when determining whether to vote FOR each Reorganization.

OSI ETF Board Recommendation

After careful consideration, the OSI ETF Board recommends that you vote FOR each Reorganization.

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The following is a comparison of certain features of each Target Fund and its corresponding Acquiring Fund, including, among other things, each Fund’s investment objective, fees and expenses, principal investment strategies, principal risks and performance.

Proposal 1(a) Approval of the Reorganization Agreement providing for the Reorganization of O’Shares U.S. Quality Dividend ETF into ALPS | O’Shares U.S. Quality Dividend ETF

Comparison of Investment Objectives

As shown in the chart that follows, O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Quality Dividend ETF have identical investment objectives.

	Target Fund	Acquiring Fund
Investment Objective	The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index.	The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index.

Each Fund’s investment objective may be changed by a vote of its board of trustees, without shareholder approval. Each Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice before changing the Fund’s investment objective.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for the Target Fund is based on the fees and expenses incurred by the Target Fund during its fiscal year ended June 30, 2021. Pro forma fees and expenses of the Acquiring Fund are the estimated and hypothetical fees and expenses of the ALPS | O’Shares U.S. Quality Dividend ETF after giving effect to the Reorganization.

Shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund	Acquiring Fund Pro Forma
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.48%	0.48%

Expense Example

The following example is intended to help you compare the cost of investing in the Target Fund and the Acquiring Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same each year.

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	1 Year	3 Years	5 Years	10 Years
Target Fund	$49	$154	$269	$604
Acquiring Fund (Pro Forma)	$49	$154	$269	$604

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when a Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance. During the most recent fiscal year ended June 30, 2021, the Target Fund’s portfolio turnover rate was 26% of the average value of its portfolio. Because the Acquiring Fund is newly organized, there is no portfolio turnover to report.

Comparison of Principal Investment Strategies

There are no material differences between the principal investment strategies of the Funds, though the Funds may use different terminology to describe their investment strategies. Each Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the O’Shares U.S. Quality Dividend Index (the “Underlying Index”). The Underlying Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

The constituents of the Underlying Index are selected from the S-Network US Equity Large-Cap 500 Index. As of June 30, 2021, the Underlying Index consisted of 100 securities.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the S-Network US Equity Large-Cap 500 Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the S-Network US Equity Large-Cap 500 Index is weighted based on: (i) the company’s market capitalization weight in the S-Network US Equity Large-Cap 500 Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company is then subject to certain constraints (e.g., diversification, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the S-Network US Equity Large-Cap 500 Index are screened for free float (the number of shares readily available for purchase on the open market) and average daily trading volume. The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security. The Underlying Index’s investable universe includes companies from the following GICS sectors within the S-Network US Equity Large-Cap 500 Index: Communication Services, Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Information Technology, and Utilities.

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Each Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, each Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, each Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. Each Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. Each Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent a Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, each Fund will invest at least 80% of its total assets in the components of the Underlying Index. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, each Fund is expected to concentrate to approximately the same extent.

Each Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which the Fund’s adviser (or sub-adviser in the case of the Target Fund) believes will help the Fund track the Underlying Index. For example, there may be instances in which the Fund’s adviser (or sub-adviser in the case of the Target Fund) may choose to purchase or sell investments, including exchange-traded funds (“ETFs”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

Comparison of Principal Investment Risks

There are no material differences between the principal risks associated with an investment in the Target Fund and the principal risks associated with an investment in the Acquiring Fund. Although the principal investment risks are not materially different, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The principal investment risks for the Acquiring Fund are summarized below. For the principal risks associated with an investment in the Target Fund, please consult Appendix D.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political and social conditions, inflation (or expectations for inflation), deflation (or expectations for deflation), changes in the general outlook for corporate earnings, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities. In addition, the value of the Acquiring Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

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Multifactor Risk. The Underlying Index, and thus the Acquiring Fund, seeks to achieve specific factor exposures identified in the Acquiring Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance the Acquiring Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified in the Acquiring Fund’s principal investment strategies.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Dividend-Paying Stock Risk. The Acquiring Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend. An issuer of a security may also be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the S-Network US Equity Large-Cap 500 Index, will not be the same as it historically has been and thus that the Underlying Index will not be exposed to the less volatile securities in the S-Network US Equity Large-Cap 500 Index. Volatile stocks are subject to sharp swings in value.

Index Management Risk. Unlike many investment companies, the Acquiring Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Sampling Risk. To the extent the Acquiring Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting a security held by the Acquiring Fund could result in a greater decline in NAV than would be the case if the Acquiring Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to a security in the Underlying Index that is not held by the Acquiring Fund could cause the Acquiring Fund to underperform the Underlying Index. To the extent the assets in the Acquiring Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Acquiring Fund’s performance from that of the Underlying Index. Tracking error may occur due to, among other things, fees and expenses paid by the Acquiring Fund, including the cost of buying and selling securities that are not reflected in the Underlying Index. If the Acquiring Fund is small, it may experience greater tracking error. If the Acquiring Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index. In addition, the Acquiring Fund’s NAV may deviate from the Underlying Index if the Acquiring Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent the Acquiring Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Acquiring Fund employed a full replication strategy.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry or group of industries, the Acquiring Fund is also expected to be concentrated in that industry or group of industries, which may subject the Acquiring Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Sector Risk. To the extent the Underlying Index, and thereby the Acquiring Fund, emphasizes, from time to time, investments in a particular sector, the Acquiring Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Acquiring Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

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Mid-, and Large Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Medium-capitalization companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. The large capitalization companies in which the Acquiring Fund invests may underperform other segments of the equity market or the equity market as a whole.

Investment Risk. An investment in the Acquiring Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Acquiring Fund invests in illiquid securities or securities that become illiquid, Acquiring Fund returns may be reduced because the Acquiring Fund may be unable to sell the illiquid securities at an advantageous time or price.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Acquiring Fund may invest is rapidly rising.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Acquiring Fund’s shares will generally fluctuate with changes in the market value of the Acquiring Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the CBOE BZX Exchange, Inc. (the “Exchange”). ALPS Advisors cannot predict whether the shares will trade below, at or above their NAV.

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Funds, meaning those policies that may not be changed without shareholder approval, are substantively similar. Although each Fund describes its fundamental investment restrictions differently in some respects, these differences do not reflect a material difference between how each Fund is (or will be) managed. See Appendix F for the fundamental investment restrictions of the Funds.

Comparison of Non-Fundamental Investment Restrictions

Each Fund’s investment objective is a non-fundamental policy. In addition, each Fund has a substantially similar non-fundamental policy to normally invest at least 80% of its total assets in component securities that comprise its Underlying Index, and, as applicable, depositary receipts based on the securities in its Underlying Index. Unlike the Acquiring Fund, the Target Fund has a policy to provide shareholders with at least 60 days notice prior to changing its 80% policy, although, as noted above, each Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice before changing the Fund’s investment objective. The Target Fund does not have any additional non-fundamental policies or investment limitations. The Acquiring Fund’s additional non-fundamental investment restrictions are shown in Appendix F. The Acquiring Fund’s non-fundamental investment restrictions are not expected to result in any material difference between how each Fund is managed. Non-fundamental investment restrictions may be changed without shareholder approval.

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Comparison of Performance

No performance information is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations. The Acquiring Fund will assume the performance history of the Target Fund at the closing of the Reorganization. Performance information for the Target Fund is presented below.

The Target Fund adopted the historical performance of the O’Shares FTSE U.S. Quality Dividend ETF, a series of FQF Trust (the “U.S. Quality Dividend Predecessor Fund”), as the result of a reorganization in which the Target Fund acquired all of the assets, subject to liabilities, of the U.S. Quality Dividend Predecessor Fund on June 28, 2018. The returns presented for the Target Fund for periods prior to June 28, 2018 reflect the performance of the U.S. Quality Dividend Predecessor Fund. At the time of the reorganization, the investment objectives of the U.S. Quality Dividend Predecessor Fund and the Target Fund were identical and the investment strategies of the U.S. Quality Dividend Predecessor Fund and the Target Fund were substantially the same.

Effective June 1, 2020, the Target Fund’s underlying index was changed to the O’Shares U.S. Quality Dividend Index (the “Underlying Index”) from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index (the “Former Index”). Thus, Target Fund performance shown below through May 31, 2020 reflects the Target Fund seeking to track the performance of the Former Index, and Target Fund performance shown below beginning June 1, 2020 reflects the Target Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown below reflects the blended performance of the Former Index through May 31, 2020 and the Underlying Index thereafter.

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Target Index and a broad based securities market index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.oshares.com.

For the periods shown in the bar chart above:

Best Quarter	June 30, 2020	15.16%
Worst Quarter	March 31, 2020	(20.34)%

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The year-to-date return as of the calendar quarter ended March 31, 2022 is -5.14%.

Average Annual Total Returns (for the periods ended December 31, 2021)	One Year	Five Years	Since Inception (July 14, 2015)
Before Taxes	23.65%	13.77%	12.71%
After Taxes on Distributions	23.15%	13.14%	12.08%
After Taxes on Distributions and Sale of Shares	14.30%	10.90%	10.15%
O’Shares U.S. Quality Dividend Index(1)(2)	24.31%	14.33%	13.27%
Russell 1000 Value Index(1)	25.12%	11.13%	10.46%

(1)	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
(2)	The O’Shares U.S. Quality Dividend Index performance information reflects the blended performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020 and the O’Shares U.S. Quality Dividend Index thereafter.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Comparison of Management

The following table shows the management of the Funds.

	Target Fund	Acquiring Fund
Investment Adviser	O’Shares	ALPS Advisors
Sub-Adviser	Vident	None
Advisory Fee (as a percentage of average daily assets)	0.48%	Average net assets up to and including $2 billion	0.48%
		Average net assets greater than $2 billion up to and including $3 billion	0.44%
		Average net assets greater than $3 billion up to and including $4 billion	0.40%
		Average net assets greater than $4 billion up to and including $5 billion	0.36%
		Average net assets greater than $5 billion	0.32%
Portfolio Managers	Austin Wen	Andrew Hicks
	Rafael Zayas	Ryan Mischker

Pursuant to the ALPS Fee Arrangement, the Acquiring Fund will pay ALPS Advisors a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.48% as a percentage of the Acquiring Fund’s average daily net assets, subject to the following breakpoints:

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Average net assets up to and including $2 billion	0.48%
Average net assets greater than $2 billion up to and including $3 billion	0.44%
Average net assets greater than $3 billion up to and including $4 billion	0.40%
Average net assets greater than $4 billion up to and including $5 billion	0.36%
Average net assets greater than $5 billion	0.32%

Out of the unitary management fee, ALPS Advisors pays substantially all expenses of the Acquiring Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Acquiring Fund’s business.

Pursuant to the O’Shares Fee Arrangement, the Target Fund pays O’Shares a unitary fee for its services payable on a monthly basis at the annual rate of 0.48% based on the average daily net assets of the Fund. O’Shares compensates Vident out of the advisory fee it receives from the Target Fund. O’Shares bears all of the ordinary operating expenses of the Target Fund, except for (i) the management fee, (ii) payments under the Target Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which OSI ETF Trust or the Target Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

Please refer to the Annual Fund Operating Expenses table above for comparative information about the total expenses of each Fund.

Currently, personnel employed by Vident are responsible for the day-to-day portfolio management of the Target Fund. Following the completion of the Reorganization, the portfolio management team of the Fund will change. Personnel employed by ALPS Advisors will be responsible for the day-to-day management of the Acquiring Fund. Vident will not provide sub-advisory services for the Acquiring Fund.

For more information on each of the service providers and portfolio managers noted above, please see Appendix C.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Funds as of March 31, 2022, and on a pro forma basis after giving effect to the Reorganization. The Acquiring Fund was created specifically for the Reorganization and, therefore, is not expected to have any assets, other than possible nominal initial seed capital, prior to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund	$826,988,224	$43.99	18,800,000
Acquiring Fund	-	-	-
Adjustments	-	-	-
Acquiring Fund (pro forma)	$826,988,224	$43.99	18,800,000

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Additional Information about the Reorganization

Please refer to “Additional Information Regarding the Proposal” below for more information about the Reorganization, including information with respect to the management arrangements of the Funds, the rights of shareholders of the Funds, the Reorganization Agreement, the federal income tax consequences of the Reorganization, and the distribution arrangements of the Funds.

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Proposal 1(b) Approval of the Reorganization Agreement providing for the Reorganization of O’Shares U.S. Small-Cap Quality Dividend ETF into ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Comparison of Investment Objectives

As shown in the chart that follows, O’Shares U.S. Small-Cap Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF have identical investment objectives.

	Target Fund	Acquiring Fund
Investment Objective	The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index.	The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index.

Each Fund’s investment objective may be changed by a vote of its board of trustees, without shareholder approval. Each Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice before changing the Fund’s investment objective.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for the Target Fund is based on the fees and expenses incurred by the Target Fund during its fiscal year ended June 30, 2021. Pro forma fees and expenses of the Acquiring Fund are the estimated and hypothetical fees and expenses of the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF after giving effect to the Reorganization.

Shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund	Acquiring Fund Pro Forma
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.48%	0.48%

Expense Example

The following example is intended to help you compare the cost of investing in the Target Fund and the Acquiring Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same each year.

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	1 Year	3 Years	5 Years	10 Years
Target Fund	$49	$154	$269	$604
Acquiring Fund (Pro Forma)	$49	$154	$269	$604

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when a Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance. During the most recent fiscal year ended June 30, 2021, the Target Fund’s portfolio turnover rate was 60% of the average value of its portfolio. Because the Acquiring Fund is newly organized, there is no portfolio turnover to report.

Comparison of Principal Investment Strategies

There are no material differences between the principal investment strategies of the Funds, though the Funds may use different terminology to describe their investment strategies. Each Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the O’Shares U.S. Small-Cap Quality Dividend Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of publicly-listed small-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Underlying Index are selected from the S-Network US Equity Mid/Small-Cap 2500 Index. As of June 30, 2021, the Underlying Index consisted of 102 securities with a market capitalization range of between $500 million and $18 billion.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the S-Network US Equity Mid/Small-Cap 2500 Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the S-Network US Equity Mid/Small-Cap 2500 Index is weighted based on: (i) the company’s market capitalization weight in the S-Network US Equity Mid/Small-Cap 2500 Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company is then subject to certain constraints (e.g., diversification, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the S-Network US Equity Mid/Small-Cap 2500 Index are screened for free float (the number of shares readily available for purchase on the open market) and average daily trading volume. The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at 2% at each quarterly rebalance to avoid overexposure to any single security. The Underlying Index’s investable universe includes companies from the following GICS sectors within the S-Network US Equity Mid/Small-Cap 2500 Index: Communication Services, Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Information Technology, and Utilities.

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Each Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, each Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, each Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. Each Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. Each Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent a Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, each Fund will invest at least 80% of its total assets in the components of the Underlying Index. Each Fund considers the companies included in the Underlying Index to be “small capitalization” companies. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, each Fund is expected to concentrate to approximately the same extent. As of June 30, 2021, the Underlying Index was concentrated in the industrials sector.

Each Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which the Fund’s adviser (or sub-adviser in the case of the Target Fund) believes will help the Fund track the Underlying Index. For example, there may be instances in which the Fund’s adviser (or sub-adviser in the case of the Target Fund) may choose to purchase or sell investments, including ETFs and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

Comparison of Principal Investment Risks

There are no material differences between the principal risks associated with an investment in the Target Fund and the principal risks associated with an investment in the Acquiring Fund. Although the principal investment risks are not materially different, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The principal investment risks for the Acquiring Fund are summarized below. For the principal risks associated with an investment in the Target Fund, please consult Appendix D.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political and social conditions, inflation (or expectations for inflation), deflation (or expectations for deflation), changes in the general outlook for corporate earnings, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities. In addition, the value of the Acquiring Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

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Multifactor Risk. The Underlying Index, and thus the Acquiring Fund, seeks to achieve specific factor exposures identified in the Acquiring Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance the Acquiring Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified in the Acquiring Fund’s principal investment strategies.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Dividend-Paying Stock Risk. The Acquiring Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend. An issuer of a security may also be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the S-Network US Equity Mid/Small-Cap 2500 Index, will not be the same as it historically has been and thus that the Underlying Index will not be exposed to the less volatile securities in the S-Network US Equity Mid/Small-Cap 2500 Index. Volatile stocks are subject to sharp swings in value.

Index Management Risk. Unlike many investment companies, the Acquiring Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Sampling Risk. To the extent the Acquiring Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting a security held by the Acquiring Fund could result in a greater decline in NAV than would be the case if the Acquiring Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to a security in the Underlying Index that is not held by the Acquiring Fund could cause the Acquiring Fund to underperform the Underlying Index. To the extent the assets in the Acquiring Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Acquiring Fund’s performance from that of the Underlying Index. Tracking error may occur due to, among other things, fees and expenses paid by the Acquiring Fund, including the cost of buying and selling securities that are not reflected in the Underlying Index. If the Acquiring Fund is small, it may experience greater tracking error. If the Acquiring Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index. In addition, the Acquiring Fund’s NAV may deviate from the Underlying Index if the Acquiring Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent the Acquiring Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Acquiring Fund employed a full replication strategy.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry or group of industries, the Acquiring Fund is also expected to be concentrated in that industry or group of industries, which may subject the Acquiring Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

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Sector Risk. To the extent the Underlying Index, and thereby the Acquiring Fund, emphasizes, from time to time, investments in a particular sector, the Acquiring Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Acquiring Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Small- and Mid-Capitalization Company Risk. Investments in securities of small- and mid-capitalization companies are subject to the risks of common stocks. Investments in smaller and mid-sized companies may involve greater risks because these companies generally have a limited track record. Smaller and mid-sized companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Investment Risk. An investment in the Acquiring Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Acquiring Fund invests in illiquid securities or securities that become illiquid, Acquiring Fund returns may be reduced because the Acquiring Fund may be unable to sell the illiquid securities at an advantageous time or price.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Acquiring Fund may invest is rapidly rising.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Fluctuation of Net Asset Value. The NAV of the Acquiring Fund’s shares will generally fluctuate with changes in the market value of the Acquiring Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. ALPS Advisors cannot predict whether the shares will trade below, at or above their NAV.

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Funds, meaning those policies that may not be changed without shareholder approval, are substantively similar. Although each Fund describes its fundamental investment restrictions differently in some respects, these differences do not reflect a material difference between how each Fund is (or will be) managed. See Appendix F for the fundamental investment restrictions of the Funds.

Comparison of Non-Fundamental Investment Restrictions

Each Fund’s investment objective is a non-fundamental policy. In addition, each Fund has a substantially similar non-fundamental policy to normally invest at least 80% of its total assets in component securities that comprise its Underlying Index, and, as applicable, depositary receipts based on the securities in its Underlying Index. Unlike the Acquiring Fund, the Target Fund has a policy to provide shareholders with at least 60 days notice prior to changing its 80% policy, although, as noted above, each Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice before changing the Fund’s investment objective. The Target Fund does not have any additional non-fundamental policies or investment limitations. The Acquiring Fund’s additional non-fundamental investment restrictions are shown in Appendix F. The Acquiring Fund’s non-fundamental investment restrictions are not expected to result in any material difference between how each Fund is managed. Non-fundamental investment restrictions may be changed without shareholder approval.

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Comparison of Performance

No performance information is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations. The Acquiring Fund will assume the performance history of the Target Fund at the closing of the Reorganization. Performance information for the Target Fund is presented below.

Effective May 4, 2018, the Target Fund’s underlying index was changed from the FTSE USA Small Cap Qual/Vol/Yield Factor 3% Capped Index (the “Former Underlying Index 1”) to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the “Former Underlying Index 2” and together with the Former Underlying Index 1, the “Former Underlying Indexes”). Effective June 1, 2020, the Target Fund’s underlying index was changed from the Former Underlying Index 2 to the O’Shares U.S. Small-Cap Quality Dividend Index (the “Underlying Index”). Thus, Target Fund performance shown below prior to May 4, 2018 reflects the Target Fund seeking to track the performance of the Former Underlying Index 1, Target Fund performance shown below from May 4, 2018 through May 31, 2020 reflects the Target Fund seeking to track the performance of the Former Underlying Index 2, and Target Fund performance shown below beginning June 1, 2020 reflects the Target Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown below reflects the blended performance of the Former Underlying Index 1 through May 3, 2018, the Former Underlying Index 2 from May 4, 2018 through May 31, 2020 and the Underlying Index thereafter.

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Target Index and a broad-based securities market index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.oshares.com.

For the periods shown in the bar chart above:

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Best Quarter	December 31, 2020	19.32%
Worst Quarter	March 31, 2020	(28.24)%

The year-to-date return as of the calendar quarter ended March 31, 2022 is -6.12%.

Average Annual Total Returns (for the periods ended December 31, 2021)	One Year	Five Years	Since Inception (December 30, 2016)
Before Taxes	21.56%	10.64%	10.59%
After Taxes on Distributions	21.09%	10.06%	10.02%
After Taxes on Distributions and Sale of Shares	13.07%	8.31%	8.27%
O’Shares U.S. Small-Cap Quality Dividend Index(1)(2)	22.13%	10.64%	11.13%
Russell 2000 Value Index(1)	28.21%	10.59%	8.94%

(1)	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
(2)	O’Shares U.S. Small-Cap Quality Dividend Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020 and the O’Shares U.S. Small-Cap Quality Dividend Index thereafter.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax- advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Comparison of Management

The following table shows the management of the Funds.

	Target Fund	Acquiring Fund
Investment Adviser	O’Shares	ALPS Advisors
Sub-Adviser	Vident	None
Advisory Fee (as a percentage of average daily assets)	0.48%	Average net assets up to and including $2 billion	0.48%
		Average net assets greater than $2 billion up to and including $3 billion	0.44%
		Average net assets greater than $3 billion up to and including $4 billion	0.40%
		Average net assets greater than $4 billion up to and including $5 billion	0.36%
		Average net assets greater than $5 billion	0.32%
Portfolio Managers	Austin Wen	Andrew Hicks
	Rafael Zayas	Ryan Mischker

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Pursuant to the ALPS Fee Arrangement, the Acquiring Fund will pay ALPS Advisors a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.48% as a percentage of the Acquiring Fund’s average daily net assets, subject to the following breakpoints:

Average net assets up to and including $2 billion	0.48%
Average net assets greater than $2 billion up to and including $3 billion	0.44%
Average net assets greater than $3 billion up to and including $4 billion	0.40%
Average net assets greater than $4 billion up to and including $5 billion	0.36%
Average net assets greater than $5 billion	0.32%

Out of the unitary management fee, ALPS Advisors pays substantially all expenses of the Acquiring Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Acquiring Fund’s business.

Pursuant to the O’Shares Fee Arrangement, the Target Fund pays O’Shares a unitary fee for its services payable on a monthly basis at the annual rate of 0.48% based on the average daily net assets of the Fund. O’Shares compensates Vident out of the advisory fee it receives from the Target Fund. O’Shares bears all of the ordinary operating expenses of the Target Fund, except for (i) the management fee, (ii) payments under the Target Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which OSI ETF Trust or the Target Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

Please refer to the Annual Fund Operating Expenses table above for comparative information about the total expenses of each Fund.

Currently, personnel employed by Vident are responsible for the day-to-day portfolio management of the Target Fund. Following the completion of the Reorganization, the portfolio management team of the Fund will change. Personnel employed by ALPS Advisors will be responsible for the day-to-day management of the Acquiring Fund. Vident will not provide sub-advisory services for the Acquiring Fund.

For more information on each of the service providers and portfolio managers noted above, please see Appendix C.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Funds as of March 31, 2022, and on a pro forma basis after giving effect to the Reorganization. The Acquiring Fund was created specifically for the Reorganization and, therefore, is not expected to have any assets, other than possible nominal initial seed capital, prior to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund	$161,814,788	$34.77	4,654,000
Acquiring Fund	-	-	-
Adjustments	-	-	-
Acquiring Fund (pro forma)	$161,814,788	$34.77	4,654,000

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Additional Information about the Reorganization

Please refer to “Additional Information Regarding the Proposal” below for more information about the Reorganization, including information with respect to the management arrangements of the Funds, the rights of shareholders of the Funds, the Reorganization Agreement, the federal income tax consequences of the Reorganization, and the distribution arrangements of the Funds.

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Proposal 1(c) Approval of the Reorganization Agreement providing for the Reorganization of O’Shares Global Internet Giants ETF into ALPS | O’Shares Global Internet Giants ETF

Comparison of Investment Objectives

As shown in the chart that follows, O’Shares Global Internet Giants ETF and ALPS | O’Shares Global Internet Giants ETF have identical investment objectives.

	Target Fund	Acquiring Fund
Investment Objective	The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index.	The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index.

Each Fund’s investment objective may be changed by a vote of its board of trustees, without shareholder approval. Each Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice before changing the Fund’s investment objective.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for the Target Fund is based on the fees and expenses incurred by the Target Fund during its fiscal year ended June 30, 2021. Pro forma fees and expenses of the Acquiring Fund are the estimated and hypothetical fees and expenses of the ALPS | O’Shares Global Internet Giants ETF after giving effect to the Reorganization.

Shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund	Acquiring Fund Pro Forma
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.48%	0.48%

Expense Example

The following example is intended to help you compare the cost of investing in the Target Fund and the Acquiring Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same each year.

	1 Year	3 Years	5 Years	10 Years
Target Fund	$49	$154	$269	$604
Acquiring Fund (Pro Forma)	$49	$154	$269	$604
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Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when a Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance. During the most recent fiscal year ended June 30, 2021, the Target Fund’s portfolio turnover rate was 48% of the average value of its portfolio. Because the Acquiring Fund is newly organized, there is no portfolio turnover to report.

Comparison of Principal Investment Strategies

There are no material differences between the principal investment strategies of the Funds, though the Funds may use different terminology to describe their investment strategies. Each Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the O’Shares Global Internet Giants Index (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector”, as defined by O’Shares Investment Advisers, LLC (the “Index Provider”).

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from 2500 global stocks in two main business segments, Internet Technology and Internet Commerce, by identifying companies in the following industries: Application Software, Integrated Telecommunication Services, Interactive Media & Services, Internet & Direct Marketing Retail, Systems Software, Movies & Entertainment, Interactive Home Entertainment and Internet Services & Infrastructure, selecting those that have exposure to the following factors: 1) quality and 2) growth. The selection criteria include requirements for minimum capitalization (adjusted for free float), minimum price and minimum average daily trading volume. The universe of eligible securities includes the 1000 largest U.S. listed companies, the 500 largest European companies, the 500 largest Pacific basin companies and the 500 largest emerging market companies, measured by market capitalization. Constituents of each Fund’s Underlying Index must derive at least 50% of their revenues from Internet Technology and/or Internet Commerce. The “quality” factor is determined primarily by “cash burn rate”, the monthly rate that a company uses shareholder capital. Companies with a high ratio of cash burn rate to balance sheet cash and cash equivalents are excluded from the Underlying Index. The “growth” factor is measured by revenue growth and stocks are assigned a growth rating. The Underlying Index excludes pass-through securities such as real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), business development companies (“BDCs”) and closed-end funds (“CEFs”).

Each Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company. These contractual arrangements are expected to provide the listed company (and investors in such company, such as each Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China.

Stock weightings in the Underlying Index are determined according to a modified market capitalization weighting method, using the full market capitalization combined with the growth rating, subject to constraints for diversification and capacity. The diversification constraint limits maximum position weights. The capacity criteria include primary exchange listing, minimum capitalization, minimum price and minimum average daily trading volume requirements. The Underlying Index is rebalanced quarterly and reconstituted semi-annually. At the quarterly rebalance, a capping methodology is applied to limit individual stock concentration and increase diversification in the Underlying Index. As of June 30, 2021, the Underlying Index was comprised of 90 securities.

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Each Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, each Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, each Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. Each Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. Each Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent a Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, each Fund will invest at least 80% of its total assets in the components of the Underlying Index. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, each Fund is expected to concentrate to approximately the same extent. As of June 30, 2021, the Communication Services, Consumer Discretionary and Information Technology sectors each represented a substantial portion of the Underlying Index. The Underlying Index provides exposure to various global markets, including emerging markets. As of June 30, 2021, the Underlying Index included the following countries: Argentina, Canada, China, France, Germany, Israel, Japan, New Zealand, Saudi Arabia, Sweden, the United Kingdom and the United States.

Each Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which the Fund’s adviser (or sub-adviser in the case of the Target Fund) believes will help the Fund track the Underlying Index. For example, there may be instances in which the Fund’s adviser (or sub-adviser in the case of the Target Fund) may choose to purchase or sell investments, including ETFs and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

Each Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

Comparison of Principal Investment Risks

There are no material differences between the principal risks associated with an investment in the Target Fund and the principal risks associated with an investment in the Acquiring Fund. Although the principal investment risks are not materially different, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The principal investment risks for the Acquiring Fund are summarized below. For the principal risks associated with an investment in the Target Fund, please consult Appendix D.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political and social conditions, inflation (or expectations for inflation), deflation (or expectations for deflation), changes in the general outlook for corporate earnings, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities. In addition, the value of the Acquiring Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

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Multifactor Risk. The Underlying Index, and thus the Acquiring Fund, seeks to achieve specific factor exposures identified in the Acquiring Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance the Acquiring Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified in the Acquiring Fund’s principal investment strategies.

Internet Companies Risk. Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Growth Investment Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

Foreign Investment Risk. The Acquiring Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Acquiring Fund’s investments or prevent the Acquiring Fund from realizing the full value of its investments. For example, the rights and remedies associated with investments in foreign securities may be different than investments in domestic securities. Finally, the value of the currency of the country in which the Acquiring Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Emerging Markets Risk. Emerging markets countries may have relatively unstable governments; may present heightened risks of nationalization of businesses, restrictions on foreign ownership, less liquidity and prohibitions on the repatriation of assets; and may have economies based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Geographic Concentration Risk. To the extent the Underlying Index and the Acquiring Fund are significantly comprised of securities of issuers from a single country, the Acquiring Fund would be more likely to be impacted by events or conditions affecting that country.

China Risk. Investments in Chinese securities, including certain Hong Kong-listed securities, subject the Acquiring Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, including restrictions on the Public Company Accounting Oversight Board’s (“PCAOB”) access to public accounting firms, and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Acquiring Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

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For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. To ALPS Advisors’ knowledge, the Chinese government has never approved VIE structures. Investments through a VIE structure are subject to the risk that the VIE will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or contracts between the VIE and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Acquiring Fund’s associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company.

Index Management Risk. Unlike many investment companies, the Acquiring Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Sampling Risk. To the extent the Acquiring Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting a security held by the Acquiring Fund could result in a greater decline in NAV than would be the case if the Acquiring Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to a security in the Underlying Index that is not held by the Acquiring Fund could cause the Acquiring Fund to underperform the Underlying Index. To the extent the assets in the Acquiring Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Acquiring Fund’s performance from that of the Underlying Index. Tracking error may occur due to, among other things, fees and expenses paid by the Acquiring Fund, including the cost of buying and selling securities that are not reflected in the Underlying Index. If the Acquiring Fund is small, it may experience greater tracking error. If the Acquiring Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index. In addition, the Acquiring Fund’s NAV may deviate from the Underlying Index if the Acquiring Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent the Acquiring Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Acquiring Fund employed a full replication strategy.

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Non-Diversified Fund Risk. The Acquiring Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry or group of industries, the Acquiring Fund is also expected to be concentrated in that industry or group of industries, which may subject the Acquiring Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Sector Risk. To the extent the Underlying Index, and thereby the Acquiring Fund, emphasizes, from time to time, investments in a particular sector, the Acquiring Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Acquiring Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Information Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of stocks in the information technology sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in information technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Large Capitalization Company Risk. The large capitalization companies in which the Acquiring Fund invests may underperform other segments of the equity market or the equity market as a whole.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Acquiring Fund’s portfolio.

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Investment Risk. An investment in the Acquiring Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Acquiring Fund invests in illiquid securities or securities that become illiquid, Acquiring Fund returns may be reduced because the Acquiring Fund may be unable to sell the illiquid securities at an advantageous time or price.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Acquiring Fund may invest is rapidly rising.

Risk of Cash Transactions. Unlike many ETFs, the Acquiring Fund expects to effect redemptions for cash, rather than in-kind. As a result, an investment in the Acquiring Fund may be less tax-efficient than an investment in a more conventional ETF. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Acquiring Fund may effect redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Acquiring Fund recognizes gain on these sales, this generally will cause the Acquiring Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Acquiring Fund generally distributes these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Acquiring Fund redeemed its Shares in-kind, may be passed on to redeemers of Creation Units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Acquiring Fund’s Shares than for more conventional ETFs.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Fluctuation of Net Asset Value. The NAV of the Acquiring Fund’s shares will generally fluctuate with changes in the market value of the Acquiring Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. ALPS Advisors cannot predict whether the shares will trade below, at or above their NAV.

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Funds, meaning those policies that may not be changed without shareholder approval, are substantively similar. Although each Fund describes its fundamental investment restrictions differently in some respects, these differences do not reflect a material difference between how each Fund is (or will be) managed. See Appendix F for the fundamental investment restrictions of the Funds.

Comparison of Non-Fundamental Investment Restrictions

Each Fund’s investment objective is a non-fundamental policy. In addition, each Fund has a substantially similar non-fundamental policy to normally invest at least 80% of its total assets in component securities that comprise its Underlying Index, and, as applicable, depositary receipts based on the securities in its Underlying Index. Unlike the Acquiring Fund, the Target Fund has a policy to provide shareholders with at least 60 days notice prior to changing its 80% policy, although, as noted above, each Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice before changing the Fund’s investment objective. The Target Fund does not have any additional non-fundamental policies or investment limitations. The Acquiring Fund’s additional non-fundamental investment restrictions are shown in Appendix F. The Acquiring Fund’s non-fundamental investment restrictions are not expected to result in any material difference between how each Fund is managed. Non-fundamental investment restrictions may be changed without shareholder approval.

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Comparison of Performance

No performance information is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations. The Acquiring Fund will assume the performance history of the Target Fund at the closing of the Reorganization. Performance information for the Target Fund is presented below.

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Target Index and a broad-based securities market index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.oshares.com.

For the periods shown in the bar chart above:

Best Quarter	June 30, 2020	52.99%
Worst Quarter	September 30, 2021	(7.10)%

The year-to-date return as of the calendar quarter ended March 31, 2022 is -23.55%.

Average Annual Total Returns (for the periods ended December 31, 2021)	One Year	Since Inception (June 5, 2018)
Before Taxes	(9.07)%	20.95%
After Taxes on Distributions	(9.07)%	20.95%
After Taxes on Distributions and Sale of Shares	(5.37)%	16.80%
O’Shares Global Internet Giants Index(1)	(8.76)%	21.51%
NASDAQ-100 Index(1)	27.51%	27.12%

(1)	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
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Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax- advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Comparison of Management

The following table shows the management of the Funds.

	Target Fund	Acquiring Fund
Investment Adviser	O’Shares	ALPS Advisors
Sub-Adviser	Vident	None
Advisory Fee (as a percentage of average daily assets)	0.48%	0.48%
Portfolio Managers	Austin Wen	Andrew Hicks
	Rafael Zayas	Ryan Mischker

Pursuant to the ALPS Fee Arrangement, the Acquiring Fund will pay ALPS Advisors a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.48% as a percentage of the Acquiring Fund’s average daily net assets. Out of the unitary management fee, ALPS Advisors pays substantially all expenses of the Acquiring Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Acquiring Fund’s business.

Pursuant to the O’Shares Fee Arrangement, the Target Fund pays O’Shares a unitary fee for its services payable on a monthly basis at the annual rate of 0.48% based on the average daily net assets of the Fund. O’Shares compensates Vident out of the advisory fee it receives from the Target Fund. O’Shares bears all of the ordinary operating expenses of the Target Fund, except for (i) the management fee, (ii) payments under the Target Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which OSI ETF Trust or the Target Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

Please refer to the Annual Fund Operating Expenses table above for comparative information about the total expenses of each Fund.

Currently, personnel employed by Vident are responsible for the day-to-day portfolio management of the Target Fund. Following the completion of the Reorganization, the portfolio management team of the Fund will change. Personnel employed by ALPS Advisors will be responsible for the day-to-day management of the Acquiring Fund. Vident will not provide sub-advisory services for the Acquiring Fund.

For more information on each of the service providers and portfolio managers noted above, please see Appendix C.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Funds as of March 31, 2022, and on a pro forma basis after giving effect to the Reorganization. The Acquiring Fund was created specifically for the Reorganization and, therefore, is not expected to have any assets, other than possible nominal initial seed capital, prior to the Reorganization.

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	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund	$324,457,301	$37.73	8,600,000
Acquiring Fund	-	-	-
Adjustments	-	-	-
Acquiring Fund (pro forma)	$324,457,301	$37.73	8,600,000

Additional Information about the Reorganization

Please refer to “Additional Information Regarding the Proposal” below for more information about the Reorganization, including information with respect to the management arrangements of the Funds, the rights of shareholders of the Funds, the Reorganization Agreement, the federal income tax consequences of the Reorganization, and the distribution arrangements of the Funds.

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Proposal 1(d) Approval of the Reorganization Agreement providing for the Reorganization of O’Shares Europe Quality Dividend ETF into ALPS | O’Shares Europe Quality Dividend ETF

Comparison of Investment Objectives

As shown in the chart that follows, O’Shares Europe Quality Dividend ETF and ALPS | O’Shares Europe Quality Dividend ETF have identical investment objectives.

	Target Fund	Acquiring Fund
Investment Objective	The Fund seeks to track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index.	The Fund seeks to track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index.

Each Fund’s investment objective may be changed by a vote of its board of trustees, without shareholder approval. Each Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice before changing the Fund’s investment objective.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for the Target Fund is based on the fees and expenses incurred by the Target Fund during its fiscal year ended June 30, 2021. Pro forma fees and expenses of the Acquiring Fund are the estimated and hypothetical fees and expenses of the ALPS | O’Shares Europe Quality Dividend ETF after giving effect to the Reorganization.

Shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund	Acquiring Fund Pro Forma
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.48%	0.48%

Expense Example

The following example is intended to help you compare the cost of investing in the Target Fund and the Acquiring Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same each year.

	1 Year	3 Years	5 Years	10 Years
Target Fund	$49	$154	$269	$604
Acquiring Fund (Pro Forma)	$49	$154	$269	$604
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Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when a Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance. During the most recent fiscal year ended June 30, 2021, the Target Fund’s portfolio turnover rate was 42% of the average value of its portfolio. Because the Acquiring Fund is newly organized, there is no portfolio turnover to report.

Comparison of Principal Investment Strategies

There are no material differences between the principal investment strategies of the Funds, though the Funds may use different terminology to describe their investment strategies. Each Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the O’Shares Europe Quality Dividend Index (the “Underlying Index”).

The Underlying Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

The constituents of the Underlying Index are selected from the S-Network Europe Equity 500 Index. S-Network Global Indexes Inc. determines eligible securities for the S-Network Europe Equity 500 Index in accordance with the S-Network Country Classification System, based on measures such as country of incorporation, country of domicile, country of primary listing and country in which the greatest percentage of revenue is generated. As of June 30, 2021, the Underlying Index consisted of 50 securities.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the S-Network Europe Equity 500 Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the S-Network Europe Equity 500 Index is weighted based on: (i) the company’s market capitalization weight in the S-Network Europe Equity 500 Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company is then subject to certain constraints (e.g., diversification, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the S-Network Europe Equity 500 Index are screened for free float (the number of shares readily available for purchase on the open market) and average daily trading volume. The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security. The Underlying Index’s investable universe includes companies from the following GICS sectors within the S-Network Europe Equity 500 Index: Communication Services, Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Information Technology, and Utilities.

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Each Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, each Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, each Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. Each Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. Each Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent a Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, each Fund will invest at least 80% of its total assets in the components of the Underlying Index and in depositary receipts representing such securities. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, each Fund is expected to concentrate to approximately the same extent.

Each Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which the Fund’s adviser (or sub-adviser in the case of the Target Fund) believes will help the Fund track the Underlying Index. For example, there may be instances in which the Fund’s adviser (or sub-adviser in the case of the Target Fund) may choose to purchase or sell investments, including ETFs and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

Comparison of Principal Investment Risks

There are no material differences between the principal risks associated with an investment in the Target Fund and the principal risks associated with an investment in the Acquiring Fund. Although the principal investment risks are not materially different, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The principal investment risks for the Acquiring Fund are summarized below. For the principal risks associated with an investment in the Target Fund, please consult Appendix D.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political and social conditions, inflation (or expectations for inflation), deflation (or expectations for deflation), changes in the general outlook for corporate earnings, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities. In addition, the value of the Acquiring Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

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Multifactor Risk. The Underlying Index, and thus the Acquiring Fund, seeks to achieve specific factor exposures identified in the Acquiring Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance the Acquiring Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified in the Acquiring Fund’s principal investment strategies.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Dividend-Paying Stock Risk. The Acquiring Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend. An issuer of a security may also be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the S-Network Europe Equity 500 Index, will not be the same as it historically has been and thus that the Underlying Index will not be exposed to the less volatile securities in the S-Network Europe Equity 500 Index. Volatile stocks are subject to sharp swings in value.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the United Kingdom’s withdrawal from membership in the EU. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Acquiring Fund’s portfolio.

Foreign Investment Risk. The Acquiring Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Acquiring Fund’s investments or prevent the Acquiring Fund from realizing the full value of its investments. For example, the rights and remedies associated with investments in foreign securities may be different than investments in domestic securities. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Acquiring Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Geographic Concentration Risk. To the extent the Underlying Index and the Acquiring Fund are significantly comprised of securities of issuers from a single country, the Acquiring Fund would be more likely to be impacted by events or conditions affecting that country.

Sampling Risk. To the extent the Acquiring Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting a security held by the Acquiring Fund could result in a greater decline in NAV than would be the case if the Acquiring Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to a security in the Underlying Index that is not held by the Acquiring Fund could cause the Acquiring Fund to underperform the Underlying Index. To the extent the assets in the Acquiring Fund are smaller, these risks will be greater.

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Tracking Error Risk. Tracking error is the divergence of the Acquiring Fund’s performance from that of the Underlying Index. Tracking error may occur due to, among other things, fees and expenses paid by the Acquiring Fund, including the cost of buying and selling securities that are not reflected in the Underlying Index. If the Acquiring Fund is small, it may experience greater tracking error. If the Acquiring Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index. In addition, the Acquiring Fund’s NAV may deviate from the Underlying Index if the Acquiring Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent the Acquiring Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Acquiring Fund employed a full replication strategy.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry or group of industries, the Acquiring Fund is also expected to be concentrated in that industry or group of industries, which may subject the Acquiring Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Sector Risk. To the extent the Underlying Index, and thereby the Acquiring Fund, emphasizes, from time to time, investments in a particular sector, the Acquiring Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Acquiring Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Investment Risk. An investment in the Acquiring Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Acquiring Fund’s returns because the Acquiring Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Acquiring Fund may invest is rapidly rising.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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Fluctuation of Net Asset Value. The NAV of the Acquiring Fund’s shares will generally fluctuate with changes in the market value of the Acquiring Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. ALPS Advisors cannot predict whether the shares will trade below, at or above their NAV.

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Funds, meaning those policies that may not be changed without shareholder approval, are substantively similar. Although each Fund describes its fundamental investment restrictions differently in some respects, these differences do not reflect a material difference between how each Fund is (or will be) managed. See Appendix F for the fundamental investment restrictions of the Funds.

Comparison of Non-Fundamental Investment Restrictions

Each Fund’s investment objective is a non-fundamental policy. In addition, each Fund has a substantially similar non-fundamental policy to normally invest at least 80% of its total assets in component securities that comprise its Underlying Index, and, as applicable, depositary receipts based on the securities in its Underlying Index. Unlike the Acquiring Fund, the Target Fund has a policy to provide shareholders with at least 60 days notice prior to changing its 80% policy, although, as noted above, each Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice before changing the Fund’s investment objective. The Target Fund does not have any additional non-fundamental policies or investment limitations. The Acquiring Fund’s additional non-fundamental investment restrictions are shown in Appendix F. The Acquiring Fund’s non-fundamental investment restrictions are not expected to result in any material difference between how each Fund is managed. Non-fundamental investment restrictions may be changed without shareholder approval.

Comparison of Performance

No performance information is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations. The Acquiring Fund will assume the performance history of the Target Fund at the closing of the Reorganization. Performance information for the Target Fund is presented below.

The Target Fund has adopted the historical performance of O’Shares FTSE Europe Quality Dividend ETF (the “Europe Quality Dividend Predecessor Fund”), a series of FQF Trust. The returns presented for the Target Fund reflect the performance of the Europe Quality Dividend Predecessor Fund. The Target Fund has adopted the historical performance of the Europe Quality Dividend Predecessor Fund as the result of a reorganization in which the Target Fund acquired all of the assets, subject to liabilities, of the Europe Quality Dividend Predecessor Fund on June 28, 2018. At the time of the reorganization, the investment objectives of the Europe Quality Dividend Predecessor Fund and the Target Fund were identical and the investment strategies of the Europe Quality Dividend Predecessor Fund and the Target Fund were substantially the same.

Effective June 1, 2020, the Target Fund’s underlying index was changed to the O’Shares Europe Quality Dividend Index (the “Underlying Index”) from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the “Former Index”). Thus, Target Fund performance shown below through May 31, 2020 reflects the Target Fund seeking to track the performance of the Former Index, and Target Fund performance shown below beginning June 1, 2020 reflects the Target Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown below reflects the blended performance of the Former Index through May 31, 2020 and the Underlying Index thereafter.

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Target Index and a broad-based securities market index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.oshares.com.

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For the periods shown in the bar chart above:

Best Quarter	June 30, 2020	10.89%
Worst Quarter	March 31, 2020	(20.66)%

The year-to-date return as of the calendar quarter ended March 31, 2022 is -11.12%.

Average Annual Total Returns (for the periods ended December 31, 2021)	One Year	Five Year	Since Inception (August 19, 2015)
Before Taxes	21.37%	9.85%	5.80%
After Taxes on Distributions	20.88%	9.26%	5.24%
After Taxes on Distributions and Sale of Shares	13.15%	7.90%	4.62%
O’Shares Europe Quality Dividend Index(1)(2)	21.99%	10.43%	6.32%
EURO STOXX 50 Net Return USD Index(1)	14.64%	9.63%	6.28%

(1)	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
(2)	The O’Shares Europe Quality Dividend Index performance information reflects the blended performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index through May 31, 2020 and the O’Shares Europe Quality Dividend Index thereafter.

The performance shown is net of taxes on dividends paid by the international securities issuers in the index. Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax- advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

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Comparison of Management

The following table shows the management of the Funds.

	Target Fund	Acquiring Fund
Investment Adviser	O’Shares	ALPS Advisors
Sub-Adviser	Vident	None
Advisory Fee (as a percentage of average daily assets)	0.48%	0.48%
Portfolio Managers	Austin Wen	Andrew Hicks
	Rafael Zayas	Ryan Mischker

Pursuant to the ALPS Fee Arrangement, the Acquiring Fund will pay ALPS Advisors a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.48% as a percentage of the Acquiring Fund’s average daily net assets. Out of the unitary management fee, ALPS Advisors pays substantially all expenses of the Acquiring Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Acquiring Fund’s business.

Pursuant to the O’Shares Fee Arrangement, the Target Fund pays O’Shares a unitary fee for its services payable on a monthly basis at the annual rate of 0.48% based on the average daily net assets of the Fund. O’Shares compensates Vident out of the advisory fee it receives from the Target Fund. O’Shares bears all of the ordinary operating expenses of the Target Fund, except for (i) the management fee, (ii) payments under the Target Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which OSI ETF Trust or the Target Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

Please refer to the Annual Fund Operating Expenses table above for comparative information about the total expenses of each Fund.

Currently, personnel employed by Vident are responsible for the day-to-day portfolio management of the Target Fund. Following the completion of the Reorganization, the portfolio management team of the Fund will change. Personnel employed by ALPS Advisors will be responsible for the day-to-day management of the Acquiring Fund. Vident will not provide sub-advisory services for the Acquiring Fund.

For more information on each of the service providers and portfolio managers noted above, please see Appendix C.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Funds as of March 31, 2022, and on a pro forma basis after giving effect to the Reorganization. The Acquiring Fund was created specifically for the Reorganization and, therefore, is not expected to have any assets, other than possible nominal initial seed capital, prior to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund	$57,460,932	$26.12	2,200,000
Acquiring Fund	-	-	-
Adjustments	-	-	-
Acquiring Fund (pro forma)	$57,460,932	$26.12	2,200,000

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Additional Information about the Reorganization

Please refer to “Additional Information Regarding the Proposal” below for more information about the Reorganization, including information with respect to the management arrangements of the Funds, the rights of shareholders of the Funds, the Reorganization Agreement, the federal income tax consequences of the Reorganization, and the distribution arrangements of the Funds.

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Additional Information Regarding the Proposal

Management Arrangements

O’Shares acts as each Target Fund’s investment adviser pursuant to investment advisory agreements with OSI ETF Trust on behalf of each Target Fund (the “O’Shares Advisory Agreements”). Vident acts as each Target Fund’s sub-adviser pursuant to an investment sub-advisory agreement with O’Shares (the “Vident Sub-Advisory Agreement”).

Pursuant to the O’Shares Advisory Agreements, O’Shares has the overall responsibility for each Target Fund’s investment program. O’Shares, on behalf of each Target Fund, has entered into the Vident Sub-Advisory Agreement with Vident. Vident is responsible for trading portfolio securities and other investment instruments on behalf of the Target Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by O’Shares or in connection with any rebalancing or reconstitution of a Target Fund’s Underlying Index, subject to the overall supervision and oversight of O’Shares and the OSI ETF Board. O’Shares oversees Vident for compliance with the Target Funds’ investment objective, policies, strategies and restrictions. The OSI ETF Board supervises and oversees O’Shares and Vident, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by O’Shares.

Pursuant to the O’Shares Advisory Agreements, each Target Fund pays O’Shares the advisory fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of the Target Fund.

Fund	Advisory Fee
O’Shares U.S. Quality Dividend ETF	0.48%
O’Shares U.S. Small-Cap Quality Dividend ETF	0.48%
O’Shares Global Internet Giants ETF	0.48%
O’Shares Europe Quality Dividend ETF	0.48%

Pursuant to the Vident Sub-Advisory Agreement, O’Shares compensates Vident out of the advisory fees it receives from the Target Funds.

Under the O’Shares Advisory Agreements, O’Shares bears all of the ordinary operating expenses of the Target Funds, except for (i) the management fee, (ii) payments under the Target Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which OSI ETF Trust or a Target Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

ALPS Advisors acts as the Acquiring Funds’ investment adviser pursuant to an advisory agreement with ALPS ETF Trust on behalf of the Acquiring Funds (the “ALPS Advisory Agreement”). Pursuant to the ALPS Advisory Agreement, ALPS Advisors manages the investment and reinvestment of the Acquiring Funds’ assets and administers the affairs of each Acquiring Fund subject to the supervision of the Board of Trustees of ALPS ETF Trust (the “ALPS ETF Board”).

Pursuant to the ALPS Advisory Agreement, each Acquiring Fund pays ALPS Advisors a unitary fee of 0.48% for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Acquiring Fund’s average daily net assets, subject to the following breakpoints:

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Fund	Advisory Fee
ALPS | O’Shares U.S. Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares Global Internet Giants ETF		0.48%
ALPS | O’Shares Europe Quality Dividend ETF		0.48%

From time to time, ALPS Advisors may waive all or a portion of its fee.

Out of the unitary management fee, ALPS Advisors pays substantially all expenses of each Acquiring Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Acquiring Fund’s business.

ALPS Advisors’ unitary management fee is designed to pay substantially all of each Acquiring Fund’s expenses and to compensate ALPS Advisors for providing services for each Acquiring Fund.

Each Acquiring Fund enters into contractual arrangements with various parties, including, among others, the Acquiring Funds’ investment adviser, who provide services to the Acquiring Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, those contractual arrangements.

In addition, the OSI ETF Board and ALPS ETF Board differ.

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The Reorganization Agreement

The terms and conditions under which each Reorganization may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A. The OSI ETF Board and the ALPS ETF Board have each approved the Reorganization Agreement.

The Reorganization Agreement provides for, as of the date that the Reorganization closes (the “Closing Date”), the transfer of all of the assets of each Target Fund in exchange solely for shares of beneficial interest of its corresponding Acquiring Fund and the assumption by such Acquiring Fund of all of its corresponding Target Fund’s liabilities (“Closing”). The Reorganization Agreement also provides for the distribution of shares of each Acquiring Fund to shareholders of its corresponding Target Fund (except with respect to cash received in lieu of fractional shares, if any). Each Target Fund will then be liquidated as soon as practicable. With respect to each Target Fund’s net asset value calculation for purposes of the Reorganization, the net asset value will be based on the valuation procedures described in the then-current prospectus and statement of additional information of the Acquiring Fund.

Each shareholder of a Target Fund will hold, immediately after the Closing, the shares of such Target Fund’s corresponding Acquiring Fund (plus cash received in lieu of fractional shares, if any) having a value equal to the aggregate net asset value of the shares of the Target Fund held by that shareholder as of the close of business on the Closing Date.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that each Reorganization is fair to both parties involved. The Reorganization Agreement provides that the consummation of each Reorganization is contingent upon, among other things: (i) approval of the Reorganization by the shareholders of the applicable Target Fund; and (ii) the receipt by OSI ETF Trust and ALPS ETF Trust of a tax opinion to the effect that the Reorganization will be tax-free to the applicable Target Fund and its shareholders (except with respect to cash received in lieu of fractional shares, if any). The Reorganization Agreement may be terminated at any time prior to the Closing Date of the Reorganization by mutual consent of the OSI ETF Board and the ALPS ETF Board. The OSI ETF Board may terminate the Reorganization Agreement if it determines that the consummation of the transactions contemplated by the Reorganization Agreement are not in the best interest of the applicable Target Fund’s shareholders.

The Reorganization Agreement also requires that OSI ETF Trust and ALPS ETF Trust shall use their reasonable best efforts in good faith to take or cause to be taken, all actions, and to do, or cause to be done, all things necessary, proper or desirable, or advisable under applicable law, so as to permit the consummation of the transactions contemplated by the Reorganization Agreement as promptly as practicable and otherwise to enable consummation of the transactions contemplated by the Reorganization Agreement, and shall cooperate fully with one another to that end.

Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

ALPS Advisors and O’Shares will bear all costs associated with the Reorganizations, regardless of whether the Reorganizations are consummated. The Acquiring Funds, the Target Funds and their respective shareholders will not bear any direct costs arising in connection with the transactions contemplated by the Reorganization Agreement, other than brokerage commissions and other transaction costs incurred by a Fund, which will be borne by such Fund and, if any, are expected by ALPS Advisors and O’Shares to be immaterial. The expenses of the Reorganizations include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Meeting. The expenses of the Reorganization are estimated to be approximately $810,000 and do not include the transition costs described in “Portfolio Transitioning” below.

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Portfolio Transitioning

As discussed above, there are no material differences between each Target Fund’s principal investment strategies and its corresponding Acquiring Fund. As a result, O’Shares does not anticipate that it will need to sell any Target Fund’s holdings if the Reorganization is approved by shareholders. If any of a Target Fund’s holdings are sold prior to the Closing Date, the proceeds of such sales may be invested in securities that are anticipated to facilitate the Reorganization or in temporary investments, which will be delivered to such Acquiring Fund at the Closing Date.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, the Target Fund and its corresponding Acquiring Fund will receive a legal opinion substantially to the effect that on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes:

●	The Reorganization will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

●	Under Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

●	Under Section 361 of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund’s assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of Acquiring Fund shares to the shareholders in exchange for their Target Fund shares;

●	Under Section 354 of the Code, no gain or loss will be recognized by any Target Fund shareholder upon the exchange of its Target Fund shares solely for Acquiring Fund shares (except with respect to cash received in lieu of fractional shares);

●	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged in the Reorganization (reduced by any amount of tax basis allocable to fractional shares for which cash is received);

●	Under Section 1223(1) of the Code, the holding period of the Acquiring Fund shares received by each Target Fund shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided the Target Fund shares are held as capital assets at the time of the Reorganization;

●	Under Section 362(b) of the Code, the adjusted basis of the Target Fund’s assets acquired by the Acquiring Fund will be the same as the adjusted basis of such assets to the Target Fund immediately prior to the Reorganization;

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●	Under Section 1223(2) of the Code, the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund; and

●	The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Treasury regulations thereunder.

Notwithstanding the foregoing, the opinion may state that no opinion is expressed regarding:

●	whether Target Fund or the Acquiring Fund qualifies or will qualify as a regulated investment company;

●	the federal income tax consequences of the payment of Reorganization expenses by ALPS Advisors, O’Shares and/or its affiliates, except in relation to the qualification of the Reorganization as a reorganization under Section 368(a) of the Code;

●	whether any federal income tax will imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Target Fund shareholder that is a foreign person;

●	the effect of the Reorganization on the Target Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under Section 1256 of the Code);

●	the effect of the Reorganization on any shareholder of the Target Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting;

●	whether accrued market discount, if any, on any market discount bonds held by the Target Fund will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization;

●	whether any gain or loss will be required to be recognized with respect to any asset that constitutes stock in a passive foreign investment company (within the meaning of Section 1297(a) of the Code); and

●	any state, local or foreign tax consequences of the Reorganization.

The opinion will be based on factual certifications made by officers of the Target Fund and the Acquiring Fund, and on customary assumptions. It is possible that the IRS or a court could disagree with the opinion, which therefore cannot be free from doubt.

Opinion of counsel is not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Target Fund shares and the fair market value of the shares of the Acquiring Fund he or she received. Shareholders of a Target Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganizations, shareholders of a Target Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganization.

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Organization

Each Target Fund is organized as a separate series of OSI ETF Trust, an open-end management investment company established under Delaware law as a Delaware statutory trust. OSI ETF Trust was organized on April 12, 2016. OSI ETF Trust operates pursuant to an Amended and Restated Agreement and Declaration of Trust, dated December 12, 2016, and By-Laws, dated April 12, 2016, each as may be amended from time to time. OSI ETF Trust is governed by the OSI ETF Board, which consists of four OSI ETF Trustees, three of whom are OSI ETF Independent Trustees. For more information on the history of OSI ETF Trust, see the Target Funds’ Statement of Additional Information, dated October 31, 2021 (as may be supplemented from time to time).

Each Acquiring Fund is organized as a separate series of ALPS ETF Trust, an open-end management investment company organized as a Delaware statutory trust. ALPS ETF Trust was organized on September 13, 2007. ALPS ETF Trust operates pursuant to an Amended and Restated Declaration of Trust, dated September 14, 2015, and By-Laws, dated September 13, 2007, each as may be amended from time to time. ALPS ETF Trust is governed by the ALPS ETF Board, which consists of four trustees (the “ALPS ETF Trustees”), all of whom are not “interested persons” (as that term is defined in Section 2(a)(19) the 1940 Act) of ALPS ETF Trust. For more information on the history of ALPS ETF Trust, see the Statement of Additional Information of the Acquiring Funds, dated April 7, 2022 (as may be supplemented from time to time).

Rights of Shareholders

The below table summarizes the notable rights of shareholders of the Target Funds and the Acquiring Funds. Although both OSI ETF Trust and ALPS ETF Trust operate as Delaware statutory trusts and are subject to Delaware law, their governing instruments have certain similarities and differences as highlighted below, although none of the differences are believed to be material. The following is only a summary of certain rights of shareholders of the Funds under their respective Trust’s governing charter documents and by-laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources. Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description. Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information and its governing documents, which are on file with the SEC.

	Target Funds	Acquiring Funds
Shares

OSI ETF Trust has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series.  Shares will not have preemptive rights or cumulative voting rights, and none of the shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature.

ALPS ETF Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of ALPS ETF Trust have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.
Voting Requirements	Shares have equal voting rights, except that in a matter affecting only a particular Target Fund, only Shares of that Target Fund may be entitled to vote on the matter.	All shares of ALPS ETF Trust entitled to vote on a matter shall vote on the matter, separately by series subject to: (1) where the 1940 Act requires all shares of ALPS ETF Trust to be voted in the aggregate without differentiation between its separate series, then all of ALPS ETF Trust’s shares shall vote in the aggregate; and (2) if any matter affects only the interests of some but not all series, then only the shareholders of such affected series shall be entitled to vote on the matter.

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Shareholder Meetings	OSI ETF Trust is not required to hold annual meetings of shareholders and does not currently intend to hold regular shareholder meetings. Meetings of shareholders may be called at any time by the OSI ETF Board, by the chairperson of the OSI ETF Board or by the president of OSI ETF Trust for the purpose of taking action upon any matter deemed by the OSI ETF Board to be necessary or desirable. To the extent permitted by the 1940 Act, a meeting of the Shareholders for the purpose of electing Trustees may also be called by the chairperson of the Board. The charter documents for OSI ETF Trust do not address the calling of a meeting of shareholders by shareholders other than to state that no meeting shall be called upon the request of shareholders to consider any matter which is substantially the same as a matter voted upon at any meeting of shareholders held during the preceding 12 months, unless requested by the holders of a majority of shares entitled to vote at such meeting.	Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. Meetings of the shareholders may be held within or outside the State of Delaware. Meetings of the shareholders of ALPS ETF Trust or a series of ALPS ETF Trust may be called by the applicable Board of Trustees for any purpose required under the 1940 Act or for any purpose the ALPS ETF Trustees deem advisable. A meeting of shareholders for the purpose of electing or removing one or more Trustees may be called (i) by the request of a majority of the Trustees then in office, or (ii) upon the demand of shareholders owning 10% or more of the shares of the Trust in the aggregate, provided that the shareholders shall state the purpose and pay the reasonably estimated costs of notice.
Election and Term of Trustees	The number of Trustees constituting the entire OSI ETF Board may be fixed from time to time by the vote of a majority of the then OSI ETF Board. The number of OSI ETF Trustees shall not be reduced to shorten the term of any OSI ETF Trustee then in office. Vacancies in the OSI ETF Board may be filled either by a majority vote of the OSI ETF Trustees then in office, even if less than a quorum, or by a meeting of shareholders if required by the 1940 Act. Any OSI ETF Trustee may be removed, with or without cause, by the OSI ETF Board, by action of a majority of the OSI ETF Trustees then in office, or by vote of the shareholders at any meeting called for that purpose.	The number of Trustees constituting the ALPS ETF Board may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the ALPS ETF Board. The ALPS ETF Board, by action of a majority of the then ALPS ETF Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees. The ALPS ETF Board by action of a two-thirds of the then ALPS ETF Trustees at a duly constituted meeting, may remove any ALPS ETF Trustee with or without cause, or if an ALPS ETF Trustee is incapacitated that Trustee may be removed by a majority. The shareholders may elect ALPS ETF Trustees, including filling any vacancies in the ALPS ETF Board, at any meeting of shareholders called by the ALPS ETF Board for that purpose. A meeting of shareholders for the purpose of electing one or more ALPS ETF Trustees may be called by the ALPS ETF Board or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders. Shareholders shall have the power to remove an ALPS ETF Trustee by 2/3 majority vote and to the extent provided by the 1940 Act and the rules and regulations thereunder.

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Shareholder Liability	OSI ETF Trust’s charter documents disclaim liability of the shareholders of OSI ETF Trust for acts or obligations of OSI ETF Trust which are binding only on the assets and property of OSI ETF Trust. OSI ETF Trust’s charter documents provide for indemnification out of a Target Fund’s property for all loss and expense of a Target Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason.	Pursuant to ALPS ETF Trust’s Amended and Restated Declaration of Trust, shareholders of series of ALPS ETF Trust are not personally liable for the acts, omissions or obligations of ALPS ETF Trust or the ALPS ETF Trustees.
Liability of Trustees and Officers	Every person who is, or has been, an OSI ETF Trustee or an officer of OSI ETF Trust (each, a "Covered Person") are not protected against liability to OSI ETF Trust or shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Additionally, OSI ETF Trust holds a Covered Person liable to it and any shareholder for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing. OSI ETF Trust indemnifies, to the fullest extent permitted under applicable law, any Covered Person who was or is involved in a proceeding, by reason of the fact that such person is or was a Covered Person, against amounts actually and reasonably incurred in connection with such proceeding if such Covered Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Covered Person was unlawful. Covered Persons have no right to indemnification for any liability arising by reason of act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, for such Covered Person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person.	To the fullest extent that limitations on the liability of ALPS ETF Trustees and officers are permitted by Delaware law, the officers and ALPS ETF Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of ALPS ETF Trust; any investment adviser or principal underwriter of ALPS ETF Trust; or with respect to each ALPS ETF Trustee and officer, the act or omission of any other Trustee or officer, respectively. ALPS ETF Trust, out of each of its property, shall indemnify and hold harmless each and every officer and ALPS ETF Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of ALPS ETF Trust. Nothing in ALPS ETF Trust’s organizational documents operates to indemnify, hold harmless or protect any officer or Trustee from or against any liability to ALPS ETF Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

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Approvals Related to Reorganizations	A majority of the OSI ETF Board may cause OSI ETF Trust to sell, convey and transfer all or substantially all of the assets of OSI ETF Trust, or all or substantially all of the assets associated with any one or more series, to another trust, statutory trust, partnership or other association organized under the laws of any state, or to one or more separate series thereof, or to OSI ETF Trust to be held as assets associated with one or more other series of OSI ETF Trust, in exchange for cash, shares or other securities with such transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities associated with each series the assets of which are so transferred, or (b) not being made subject to, or not with the assumption of, such liabilities. Any such sale, conveyance and transfer shall not require the vote of the shareholders unless such vote is required by the 1940 Act; provided however, that the OSI ETF Board shall provide at least thirty (30) days’ prior written notice to the shareholders of any such sale of OSI ETF Trust assets, and at least thirty (30) days prior written notice to the shareholders of a particular series of any sale of such series’ assets.	A majority of the ALPS ETF Board may cause ALPS ETF Trust to sell, convey and transfer all or substantially all of the assets of ALPS ETF Trust, or all or substantially all of the assets associated with any one or more series, to another trust, business trust, or entity organized under the laws of any state, or to one or more separate series thereof, or to ALPS ETF Trust to be held as assets associated with one or more other series of ALPS ETF Trust, in exchange for cash, shares or other securities with such transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities associated with each series the assets of which are so transferred, or (b) not being made subject to, or not with the assumption of, such liabilities; provided, however, that, if required by the 1940 Act, no assets associated with any particular series shall be so sold, conveyed or transferred unless the terms of such transaction shall first have been approved at a meeting called for that purpose by the vote of a majority of the outstanding voting securities, as such phrase is defined in the 1940 Act, of that series, if required by the 1940 Act.
Termination of a Fund	A particular series of OSI ETF Trust may be terminated, (i) upon the vote of the holders of not less than a majority of the shares of such series cast, or (ii) at the discretion of the OSI ETF Board either (A) at any time there are no shares outstanding of such series, or (B) upon prior written notice to the shareholders of such series.	Subject to approval by the affected shareholders, ALPS ETF Trust, any series, or any class (and the establishment and designation thereof) may be terminated by an instrument executed by a majority of the ALPS ETF Trustees then in office; provided, however, that no approval of affected shareholders is necessary if a majority of the trustees then in office determines that the continuation of the Trust, series, or class is not in the best interests of the Trust, such series, such class, or the affected shareholders as a result of factors or events adversely affecting the ability of the Trust, series, or class to conduct its business and operations in an economically viable manner.

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Dividends and Other Distributions

The Target Funds declare and pay dividends from net investment income, if any, monthly. The Target Funds may pay any net capital gains realized by a Target Fund at least annually. Dividends may be declared and paid more frequently to improve a Target Fund’s tracking of its Underlying Index or to comply with the distribution requirements of the Code.

The Acquiring Funds declare and pay dividends from net investment income, if any, monthly. The Acquiring Funds will distribute any net capital gains realized by an Acquiring Fund at least annually. Dividends may be declared and paid more frequently to improve an Acquiring Fund’s tracking of its Underlying Index or to comply with the distribution requirements of the Code.

Purchase and Redemption of Shares

The Acquiring Funds’ policies for purchasing and redeeming shares are generally similar to the corresponding policies of the Target Funds. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large specified blocks of shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in kind for securities or for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds.

Individual shares of the Funds may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of each Target Fund are listed, and, following each Reorganization, shares of each Acquiring Fund will be listed for trading on the Exchange and, because shares of each Acquiring Fund trade or will trade at market prices rather than NAV, shares of each Fund may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares of that Fund in the secondary market (the “bid/ask spread”). Recent information, including information about the Target Funds NAV, market price, premiums and discounts, and the bid/ask spreads, is included on the Target Fund’s website at www.oshares.com.

For more information about the Acquiring Funds, please see Appendix B.

Tax Information

Each Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the adviser to the Fund or other related companies may pay the intermediary for the sale of shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Distribution Arrangements

Foreside Fund Services, LLC serves as distributor for shares of the Target Funds and is located at Three Canal Plaza, Portland, Maine 04101.

ALPS Portfolio Solutions Distributor, Inc. is the distributor for shares of the Acquiring Funds and is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Each Target Fund has adopted a distribution and service plan (“OSI Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the OSI Distribution Plan, each Target Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Target Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Target Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with Foreside Fund Services, LLC. No Rule 12b-1 fees are currently paid by any Target Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Target Fund and may cost you more than paying other types of sales charges.

The Acquiring Funds have not adopted a distribution and/or shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act.

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GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

The OSI ETF Board is soliciting your vote on the Proposal as it relates to your shares of a Target Fund to be considered at the Meeting.

How to Vote on the Proposal

This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the OSI ETF Board to solicit your vote at the Meeting, which will be held virtually on May 18, 2022, at 11:00 a.m. Eastern time.

You may vote in one of the following ways:

●	complete and sign the enclosed proxy card(s) and mail it to us in the prepaid return envelope (if mailed in the United States);
●	vote on the Internet at the website address listed on your proxy card(s);
●	call the toll-free number 1-888-227-9349 to reach an automated touchtone voting line;
●	call the toll-free number 1-800-622-1569 to speak with a live operator Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern time and Saturday 10:00 a.m. to 6:00 p.m. Eastern Time; or
●	In person at the shareholder meeting scheduled to occur virtually on May 18, 2022 at 11:00 a.m. Eastern time.

If, as of March 24, 2022, you were a shareholder of a Target Fund and wish to participate in and vote at the Meeting, please register by sending an email to attendameeting@astfinancial.com and provide your full name and address in order to receive the virtual meeting access information and use “OSI ETF Virtual Meeting” in the email subject line. AST will email you back with your credentials to attend and instructions to vote at the Meeting. However, for administrative and tabulation efficiency we are encouraging all shareholders to vote their shares prior to the Meeting. All requests to participate in and/or vote at the Meeting must be received by AST no later than 12:00 p.m. Eastern time on May 17, 2022.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later-dated proxy or a written notice of revocation to AST Fund Solutions, at 55 Challenger Road, Suite 200, Ridgefield Park, NJ 07660. Notice of revocation must be received prior to 12:00 p.m. Eastern time on May 16, 2022. You may also give written notice of revocation at the Meeting. Even if you plan to attend the Meeting, we ask that you return the enclosed proxy card or vote by telephone or the Internet. This will help us to ensure that an adequate number of shares are present at the Meeting for consideration of the Reorganizations. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the Proposal.

Quorum

Only shareholders of record on March 24, 2022 (the “Record Date”) are entitled to receive notice of and to vote at the Meeting. Each whole share of a Target Fund held as of the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The presence in person or by proxy of shareholders owning one-third of the outstanding shares of a Target Fund that are entitled to vote will be considered a quorum for the transaction of business with respect to the Target Fund. Any lesser number shall be sufficient for adjournments.

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Vote Required

Approval of the Proposal will require the affirmative “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of each Target Fund entitled to vote at the Meeting. For this purpose, the term “vote of a majority of the outstanding securities” means the vote of the lesser of (1) 67% or more of the voting securities present at the Meeting, if more than 50% of the outstanding voting securities of a Target Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Target Fund.

If the shareholders of a Target Fund do not approve the Reorganization, then the Reorganization will not be implemented with respect to that Target Fund. In such case, the OSI ETF Board will consider what further actions to take with respect to each Target Fund whose shareholders did not approve the Reorganization.

Adjournments

The Meeting of Target Fund shareholders, whether or not a quorum is present, may be adjourned from time to time for any reason. Any adjournment may be made with respect to any business which might have been transacted at the Meeting and any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting of the Target Fund shareholders prior to adjournment. The Meeting with respect to each Target Fund may be adjourned from time to time by the holders of shares entitled to vote holding not less than a majority of the shares present in person or by proxy at the Meeting, or by the chairperson of the OSI ETF Board, the president of OSI ETF Trust, in the absence of the chairperson of the OSI ETF Board, or any vice president or other authorized officer of OSI ETF Trust, in the absence of the president.

If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place thereof are announced at the Meeting at which the adjournment is taken, unless after the adjournment, a new record date is fixed for the adjourned meeting, or unless the adjournment is for more than one hundred and twenty (120) days after the date of the original Meeting, in which case, the OSI ETF Board shall set a new record date as provided in the Amended and Restated Agreement and Declaration of Trust of OSI ETF Trust and give written notice to each shareholder of record entitled to vote at the adjourned meeting in accordance with the by-laws of OSI ETF Trust. At any adjourned meeting, any business may be transacted that might have been transacted at the original Meeting.

Effect of Abstentions and Broker “Non-Votes”

Abstentions and broker non-votes will be treated as votes present at the Meeting; abstentions and broker non-votes will not be treated as votes cast at such meeting. Abstentions and broker non-votes, therefore (i) will be included for purposes of determining whether a quorum is present; and (ii) will have the effect of votes against the Proposal.

Because the Proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the Proposal is non-discretionary, OSI ETF Trust does not expect to receive broker non-votes.

Assuming the presence of a quorum, abstentions will have the effect of votes against the Proposal. Abstentions will have no effect on the outcome of a vote on adjournment.

Method and Cost of Solicitation

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the OSI ETF Board for use at the Meeting. The shareholders of each Target Fund entitled to receive notice of the Meeting and to vote, and the number of shares that may be voted, with respect to the Meeting or any adjournment thereof is determined as of the close of business on the Record Date. OSI ETF Trust expects that the solicitation of proxies will be primarily by mail and telephone. AST Fund Solutions, LLC has been retained to provide proxy services, at an anticipated cost of approximately $400,000. O’Shares and ALPS Advisors, or their affiliates, will bear all costs associated with the Meeting, including, but not limited to, proxy and proxy solicitation costs, printing costs, board fees relating to any special board meetings and legal fees, regardless of whether the Reorganizations are consummated. The Acquiring Funds, the Target Funds and their respective shareholders will not bear any costs associated with the Meeting.

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Right to Revoke Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Meeting, either by providing written notice to AST Fund Solutions, at 55 Challenger Road, Suite 200, Ridgefield Park, NJ 07660 (with such notice of revocation required to be received prior to 12:00 p.m. Eastern time on May 16, 2022), by submission of a later-dated, duly executed proxy or by voting in person at the Meeting. A prior proxy can also be revoked by proxy voting again through the toll-free number listed on the enclosed proxy card(s). If not so revoked, the votes will be cast at the Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy.

Proxy Statement Delivery

“Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Target Funds who share a common address and who have not opted out of the householding process may receive a single copy of the Proxy Statement/Prospectus along with the proxy cards. If you received more than one copy of the Proxy Statement/Prospectus, you may elect to household in the future if permitted by your financial intermediary. Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account. If you received a single copy of the Proxy Statement/Prospectus, you may opt out of householding in the future by contacting your financial intermediary.

Voting Securities and Principal Holders

Shareholders of each Target Fund at the close of business on the Record Date will be entitled to be present and vote on the Proposal related to the Target Fund at the Meeting. As of the Record Date, O’Shares U.S. Quality Dividend ETF had 18,800,000 shares outstanding and entitled to vote at the Meeting, O’Shares U.S. Small-Cap Quality Dividend ETF had 4,604,000 shares outstanding and entitled to vote at the Meeting, O’Shares Global Internet Giants ETF had 8,550,000 shares outstanding and entitled to vote at the Meeting, and O’Shares Europe Quality Dividend ETF had 2,350,000 shares outstanding and entitled to vote at the Meeting.

Appendix E lists persons who held of record or beneficially 5% or more of the outstanding shares of Target Fund as of the Record Date.

The Acquiring Funds did not have any shares outstanding as of the Record Date, because the Acquiring Funds had not yet commenced operations.

Dissenters’ Right of Appraisal

Under applicable legal and regulatory requirements, none of the Target Funds’ shareholders will be entitled to exercise dissenters’ rights (i.e., to demand the fair value of their shares in connection with a Reorganization). Therefore, shareholders will be bound by the terms of the Reorganization Agreement. However, any shareholder of a Target Fund may sell their shares prior to a Reorganization.

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Shareholder Proposals

The Target Funds do not hold regular meetings of shareholders. Shareholders of the Target Funds wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the attention of the Secretary of the OSI ETF Trust, at its principal executive office located at 75 State Street, Suite 100, Boston, MA 02109, within a reasonable time before the proxy materials for the next meeting are sent to shareholders. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of OSI ETF Trust within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that the shareholder’s proposal will be included.

Information Filed with the SEC

Reports, proxy statements, registration statements and other information filed by OSI ETF Trust and ALPS ETF Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. In addition, each Target Fund’s shares are listed, and, following each Reorganization, an Acquiring Fund’s shares will be listed, on the Exchange. Reports, proxy statements and other information that may be filed with the Exchange may also be inspected at the offices of the Exchange.

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Appendix A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the "Agreement") is made as of [ ], 2022 by and among ALPS ETF Trust, a Delaware statutory trust (“AET”), on behalf of its series identified in Exhibit A (each, a “New Fund” and, collectively, the “New Funds”), OSI ETF Trust, a Delaware statutory trust (“OET”), on behalf of its series identified in Exhibit A hereto (each, an “Existing Fund” and, collectively, the “Existing Funds”) and, solely with respect to Section 5 hereof, ALPS Advisors, Inc. (“ALPS”) and O’Shares Investment Advisers, LLC (“O’Shares”) (the Agreement and transactions contemplated hereunder for each Existing Fund and the corresponding New Fund, hereinafter called the “Reorganization” and, collectively, the “Reorganizations”).

PLAN OF REORGANIZATION

(a)	Each Existing Fund will sell, assign, convey, transfer and deliver to the corresponding New Fund (as set forth on Exhibit A) on the Exchange Date (as defined in Section 6) all of its properties, investments and other assets, whether contingent or otherwise, existing at the Valuation Time (as defined in Section 3(c)) (the “Assets”). In consideration therefor, each New Fund shall, on the Exchange Date, (i) issue and deliver to the corresponding Existing Fund (as set forth on Exhibit A) a number of shares of beneficial interest of the New Fund (the “New Fund Shares”), plus cash in lieu of fractional shares, if any, having an aggregate net asset value equal to the value of the Assets of Existing Fund transferred to New Fund on such date less the value of the Liabilities (as defined below) of Existing Fund assumed by New Fund on such date, and (ii) assume all of the liabilities of Existing Fund, contingent or otherwise, existing as of the Exchange Date (the “Liabilities”). It is intended that each Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.

(b)	Upon consummation of the transactions described in paragraph (a) above, each Existing Fund shall distribute, on a pro rata basis, corresponding New Fund Shares to its shareholders of record as of the Exchange Date in complete liquidation of the Existing Fund, with shareholders of the Existing Fund being entitled to receive a proportion of New Fund Shares determined by dividing the number of shares of beneficial interest of the Existing Fund held by such shareholder divided by the number of shares of the Existing Fund outstanding on such date. Certificates representing each New Fund’s Shares will not be issued. All issued and outstanding shares of each Existing Fund and all Existing Fund shares held in treasury will immediately thereafter be redeemed and cancelled on the books of the applicable Existing Fund.

AGREEMENT

Each Existing Fund and the corresponding New Fund (as set forth on Exhibit A) agree as follows:

1. Representations and warranties of the New Fund.

AET, on behalf of itself or, where applicable, the applicable New Fund, represents and warrants to and agrees with the corresponding Existing Fund that:

(a)	New Fund is a duly established series of AET, a statutory trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. AET has and New Fund has all necessary federal, state and local authorizations to carry on its business as an investment company and as now being conducted and to carry out this Agreement.

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(b)	AET is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect, and the registration of the New Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)	AET and New Fund are not in violation in any material respect of any provisions of AET’s Amended and Restated Declaration of Trust or Bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which AET or New Fund is a party or by which AET or New Fund or their respective assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)	The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of AET and by all other necessary trust action on the part of AET and New Fund, and this Agreement constitutes the valid and binding obligation of AET on behalf of New Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(e)	There are no material legal, administrative or other proceedings or investigations pending or, to the knowledge of the officers of AET or New Fund, threatened against AET in respect of New Fund or any of its properties or assets or against any person who AET in respect of New Fund may be obligated to directly or indirectly indemnify in connection with such proceedings or investigations. Neither the officers of AET nor New Fund knows of any facts or circumstances that might form the basis for the initiation of any such proceedings or investigations of or before any court or government body against AET in respect of New Fund or any of New Fund’s properties or assets or any person whom AET in respect of New Fund may be obligated to directly or indirectly indemnify in connection with such proceedings or investigations. AET in respect of New Fund is not a party to or subject to the provision of any order, decree or judgment of any court or government body which materially and adversely affects New Fund’s business or New Fund’s ability to consummate the transactions contemplated hereby. There are no material legal, administrative or other proceedings or investigations pending or, to the knowledge of the officers of AET or New Fund, threatened against AET or any of its properties or assets, that are likely to have a material adverse effect on the ability of AET or New Fund to perform their obligations under this Agreement and to consummate the transactions contemplated hereby.

(f)	As of the Exchange Date, New Fund will have no known liabilities of a material nature, contingent or otherwise, other than liabilities incurred pursuant to this Agreement.

(g)	No consent, approval, authorization, filing or order of any court, governmental authority, or self-regulatory organization is required for the consummation by AET on behalf of New Fund of the transactions contemplated by this Agreement, except such as may be required under the laws of the State of Delaware, the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “H-S-R Act”).

(h)	As of the effective date of the registration statement on Form N-14 of AET on behalf of New Fund (the “Registration Statement”), the date of the meeting of the shareholders of the Existing Fund and the Exchange Date, the prospectus of New Fund and proxy statement of Existing Fund included in the Registration Statement (the “Prospectus/Proxy Statement”) and the Registration Statement including the documents contained or incorporated therein by reference, insofar as they relate to AET or New Fund, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that none of the representations and warranties in this Subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished in writing by Existing Fund to New Fund specifically for use in the Registration Statement or the Prospectus/Proxy Statement and approved by an officer of OET for use in the Registration Statement or the Prospectus/Proxy Statement.

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(i)	The registration statement of AET on Form N-1A on behalf of New Fund, and the prospectus and statement of additional information of the New Fund included therein (collectively, the “New Fund Materials”), will conform in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and will not as of the effective date thereof or the Exchange Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading.

(j)	There are no material contracts outstanding to which New Fund is a party, other than as will be disclosed in, included as exhibits in or incorporated by reference into, any of AET’s registration statement on Form N-1A and the Registration Statement and Prospectus/Proxy Statement.

(k)	New Fund was established by the trustees of AET in order to effect the transactions described in this Agreement. New Fund was formed solely for the purpose of consummating the Reorganization with the Existing Fund, will not hold more than a nominal amount of assets necessary to facilitate its organization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) between the date hereof and the Exchange Date.

(l)	As of the Exchange Date, New Fund will have no shares of beneficial interest issued and outstanding prior to the consummation of the Reorganization. On and after the Exchange Date, the authorized capital of New Fund will consist of an unlimited number of shares of beneficial interest, no par value per share. The New Fund Shares to be issued to Existing Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by New Fund, and no shareholder of New Fund will have any preemptive right of subscription or purchase in respect thereof. Further, the issuance of such New Fund Shares will be in compliance with all applicable federal and state securities laws, including blue sky laws.

(m)	As of the Exchange Date, no federal, state or other tax returns of New Fund will have been required by law to be filed and no federal, state or other taxes will be due by New Fund; New Fund will not have been required to pay any assessments; and New Fund will not have any tax liabilities. Consequently, as of the Exchange Date, New Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and New Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(n)	New Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Section 851 et seq. of the Code in respect of the taxable year, and will not take any action inconsistent with meeting such requirements at any time through the Exchange Date. Upon filing its first income tax return at the completion of its first taxable year, subject to meeting the requirements for qualification and treatment as a “regulated investment company” within the meaning of Section 851, New Fund will elect to be a “regulated investment company” under Section 851 of the Code. New Fund currently is not liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. New Fund intends to comply in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and to avoid any potential material penalties that could be imposed thereunder.

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(o)	New Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act, and any state, blue sky or securities law as it may deem appropriate in order to continue its operations after the Exchange Date.

(p)	New Fund represents that there is no present intent to use New Fund assets to pay for distribution per a 12b-1 plan and, in any event, there will be no use of any 12b-1 plan for 2 years following the first public offering of the New Fund.

2. Representations and warranties of the Existing Fund.

OET, on behalf of itself or, where applicable, the applicable Existing Fund, represents and warrants to and agrees with the corresponding New Fund that:

(a)	Existing Fund is a duly established series of OET, a statutory trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Each of OET and Existing Fund has all necessary federal, state and local authorizations to carry on its business as an investment company and as now being conducted and to carry out this Agreement.

(b)	OET is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect, and the registration of its shares under the 1933 Act is in full force and effect.

(c)	A statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of portfolio holdings (indicating their market values) of Existing Fund for the fiscal year ended June 30, 2021, such statements and schedule having been audited by BBD, LLP, independent registered public accounting firm, have been furnished to New Fund. Such statements of assets and liabilities and schedules of investments fairly present in all material respects the financial condition of Existing Fund as of the dates thereof, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

(d)	A statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of portfolio holdings (indicating their market values) of Existing Fund for the fiscal period ended December 31, 2021, have been furnished to New Fund. Such statements of assets and liabilities and schedules of investments fairly present in all material respects the financial condition of Existing Fund as of the dates thereof, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles. Since December 31, 2021, there has not been any material adverse change in the Existing Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Existing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the New Fund in writing. For the purposes of this paragraph, a decline in net asset value per share of Existing Fund shares due to declines in market values of securities held by the Existing Fund, the discharge of the Existing Fund’s liabilities, or the redemption of the Existing Fund’s shares by shareholders of the Existing Fund shall not constitute a material adverse change.

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(e)	Except as otherwise disclosed in writing to New Fund, Existing Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the applicable requirements of, and the applicable rules and regulations under the 1933 Act, the 1934 Act and the 1940 Act, state laws, including state blue sky laws, and applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Except as otherwise disclosed in writing to New Fund, Existing Fund currently complies in all material respects with, and since its organization has complied in all material respects with (i) all investment objectives, policies, guidelines and restrictions and (ii) any compliance procedures established by OET with respect to Existing Fund pursuant to Rule 38a-1 under the 1940 Act. Except as otherwise disclosed in writing to New Fund, all advertising and sales material used by Existing Fund complies in all material respects with and, since its first date of use, has complied in all material respects with the applicable requirements of the 1933 Act, the 1940 Act, the rules and regulations of the Securities and Exchange Commission (the “Commission”), and, to the extent applicable, the Conduct Rules of FINRA and any applicable state regulatory authority, except where the failure to so comply would not have a material adverse effect. All registration statements, prospectuses and statements of additional information (including the prospectus and statement of additional information dated October 31, 2021, previously furnished to New Fund, as modified by any amendment or supplement thereto or any superseding prospectus or statement of additional information in respect thereof, which will be furnished to New Fund (collectively, the “Existing Fund Prospectus”)), reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by Existing Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, statements of additional information, the Existing Fund Prospectus, reports, proxy materials and other filings under the 1933 Act, the 1934 Act and the 1940 Act (i) are, as of the date hereof, or were, and with respect to the Existing Fund Prospectus, will be, in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder, and, (ii) do not, as of the date hereof, or did not, and with respect to the Existing Fund Prospectus, will not, as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make the statements made therein, in light of the circumstances in which such statements were made, not misleading.

(f)	Except as otherwise disclosed in writing to New Fund, there are no material legal, administrative or other proceedings or investigations pending or, to the knowledge of officers of OET or Existing Fund, threatened against OET in respect of Existing Fund or any of its properties or assets or against any person who OET in respect of Existing Fund may be obligated to directly or indirectly indemnify in connection with such proceedings or investigations. Neither the officers of OET nor Existing Fund knows of any facts or circumstances that might form the basis for the initiation of any such proceedings or investigations of or before any court or government body against OET in respect of Existing Fund or any of Existing Fund’s properties or assets or any person whom OET in respect of Existing Fund may be obligated to directly or indirectly indemnify in connection with such proceedings or investigations. OET in respect of Existing Fund is not a party to or subject to the provision of any order, decree or judgment of any court or government body which materially and adversely affects Existing Fund’s business or Existing Fund’s ability to consummate the transactions contemplated hereby. There are no material legal, administrative or other proceedings or investigations pending or, to the knowledge of the officers of OET or Existing Fund, threatened against OET in respect of Existing Fund or any of its properties or assets, that are likely to have a material adverse effect on the ability of OET or Existing Fund to perform their obligations under this Agreement and to consummate the transactions contemplated hereby.

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(g)	As of the Exchange Date, Existing Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of June 30, 2021, those incurred pursuant to this Agreement, and those incurred in the ordinary course of Existing Fund’s business as an investment company since such date. Prior to the Exchange Date, Existing Fund will advise New Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to June 30, 2021, whether or not incurred in the ordinary course of business.

(h)	No consent, approval, authorization, filing or order of any court, governmental authority or self-regulatory organization is required for the consummation by OET on behalf of Existing Fund of the transactions contemplated by this Agreement, except such as may be required under the laws of the State of Delaware, the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws, or the H-S-R Act.

(i)	Existing Fund has provided New Fund with written information reasonably necessary for the preparation of the Prospectus/Proxy Statement included in the Registration Statement, in connection with the meeting of the shareholders of the Existing Fund to approve this Agreement and the transactions contemplated hereby. All such written information provided by Existing Fund to New Fund complies in all material respects with the 1933 Act, the 1934 Act and the 1940 Act. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Existing Fund and the Exchange Date, the Prospectus/Proxy Statement and the Registration Statement including the documents contained or incorporated therein by reference and provided to New Fund, insofar as they relate to OET or Existing Fund, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that none of the representations and warranties in this Subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by New Fund to Existing Fund for use in the Registration Statement or the Prospectus/Proxy Statement or made without the permission of OET.

(j)	There are no material contracts outstanding to which Existing Fund is a party, other than as disclosed in, included as exhibits in or incorporated by reference into, any of the registration statement on Form N-1A of Existing Fund, the Existing Fund Prospectus and the Registration Statement and Prospectus/Proxy Statement.

(k)	OET and Existing Fund are not in violation in any material respect of any provisions of OET’s Amended and Restated Agreement and Declaration of Trust (the “Agreement and Declaration of Trust”) or Bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which OET or Existing Fund is a party or by which OET or Existing Fund or their respective Assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(l)	All issued and outstanding shares of the beneficial interest of Existing Fund are, and at the Exchange Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and will have been issued in compliance with all applicable registration requirements of federal and state securities laws, including blue sky laws.

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(m)	As of the Exchange Date, (i) Existing Fund has filed or will have filed all federal, state and other tax returns or reports that are required to be filed by Existing Fund by such date (after giving effect to any extensions); (ii) all such returns and reports were or will have been timely filed and were or will have been true, correct and complete in all material respects; and (iii) Existing Fund has timely paid or will have timely paid all federal, state or other taxes shown to be due on said returns or on any assessments received by Existing Fund. All tax liabilities of Existing Fund have been adequately provided for on its books, and to the knowledge of Existing Fund, no tax deficiency or liability of Existing Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. To the Existing Fund’s knowledge, as of the Exchange Date, Existing Fund is not under any audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(n)	Existing Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Section 851 et seq. of the Code in respect of the taxable year since the commencement of operations, and will continue meeting such requirements at all times through the Exchange Date. Existing Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. Existing Fund is in compliance in all material respects with applicable material regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.

(o)	At both the Valuation Time (as defined below) and the Exchange Date (as defined below), Existing Fund will have full right, power and authority to sell, assign, transfer and deliver the Assets and Liabilities of Existing Fund to be transferred to New Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Assets and Liabilities as contemplated by this Agreement, New Fund will acquire the Assets and Liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof.

(p)	Existing Fund has not been granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return, except as otherwise disclosed in writing to New Fund.

(q)	No registration under the 1933 Act of any of the Investments (as defined below) would be required if they were, as of the time of such transfer, the subject of a public distribution by either of New Fund or Existing Fund, except as previously disclosed to New Fund by Existing Fund.

(r)	Existing Fund does not own any “converted property” (as that term is defined in Treasury Regulations Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)	The execution, delivery and performance of this Agreement has been duly authorized by the Board of Trustees of OET and by all other necessary trust action on the part of OET and Existing Fund, other than shareholder approval as required by Section 7 hereof, and subject to such shareholder approval, this Agreement constitutes the valid and binding obligation of OET and Existing Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

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(t)	The New Fund Shares to be issued to Existing Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Existing Fund shareholders as provided in Section 4(d).

(u)	Upon reasonable notice, the New Fund’s officers and agents shall have reasonable access to the Existing Fund’s books and records necessary, in the sole and exclusive discretion of the New Funds’ officers, to maintain current knowledge of the Existing Fund, its holdings and operations, and to ensure that the representations and warranties herein are accurate. OET shall cause all books and records of the Existing Fund to be available to its corresponding New Fund from and after the Exchange Date and shall cause such books and records to be turned over to the Existing Fund as soon as practicable following the Exchange Date.

3. Reorganization.

(a)	Subject to the requisite approval of the shareholders of the Existing Fund and to the other terms and conditions contained herein, the Existing Fund agrees to sell, assign, convey, transfer and deliver to the New Fund, and New Fund agrees to acquire from Existing Fund, on the Exchange Date, the Assets of Existing Fund in exchange for that number of New Fund Shares provided for in Section 4 and the assumption by New Fund of the Liabilities of Existing Fund. Pursuant to this Agreement, the Existing Fund will, on the Exchange Date, distribute all of the New Fund Shares received by it to the shareholders of Existing Fund, in complete liquidation of Existing Fund. AET, on behalf of the New Fund, agrees that all rights to indemnification and all limitations of liability existing in favor of the Existing Fund’s current and former Trustees and officers, acting in their capacities as such, under OET’s Agreement and Declaration of Trust and Bylaws as in effect as of the date of this Agreement shall survive the Reorganization as obligations of the New Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted by or on behalf of such Existing Fund’s current and former Trustees and officers against the New Fund, its successors or assigns. These rights to indemnification and limitations of liability shall not be amended or altered in any way with respect to a particular officer or Trustee without such Trustee’s and officer’s prior written consent.

(b)	The Existing Fund will pay or cause to be paid to the New Fund any interest, cash or such dividends, rights and other payments received by Existing Fund on or after the Exchange Date with respect to the Assets of Existing Fund received by New Fund on or after the Exchange Date. Any such distribution shall be deemed included in the Assets transferred to New Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made were priced so as to exclude such distribution at the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the Assets of Existing Fund acquired by New Fund.

(c)	The Valuation Time shall be as of the close of business of the New York Stock Exchange (“NYSE”) on [May 20, 2022], or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the “Valuation Time”). For the avoidance of doubt, New Fund acknowledges that Existing Fund reserves the right to sell any of its Assets before the Valuation Time, as it deems necessary or appropriate in the ordinary course of its operations.

(d)	New Fund shall cause its adviser or another agent to deliver to the Existing Fund on the date of the Valuation Time a copy of a valuation report, prepared as of the Valuation Time, in respect of the Investments of the Existing Fund, which report shall be prepared in accordance with the procedures that New Fund will use in determining the net asset value of New Fund Shares and that will be disclosed in the registration statement on Form N-1A for New Fund (“New Fund Valuation Procedures”). AET and OET agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Existing Fund before they are acquired by the New Fund. As used in this Agreement, the term “Investments” shall mean Existing Fund’s investments and cash holdings shown on the schedule of its investments as of June 30, 2021 or an agreed upon more-recent date, as supplemented with such changes as Existing Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions.

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(e)	Any transfer taxes payable upon the issuance of New Fund Shares in a name other than the registered holder of the New Fund Shares on the books of the Existing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such New Fund Shares are to be issued and transferred.

(f)	The Existing Fund will, at least 30 business days before the Exchange Date, furnish AET, in respect of the New Fund, with a list of the then-held securities of Existing Fund being fair valued by Existing Fund or its administrator or being valued based on broker-dealer quotes obtained by Existing Fund or its administrator.

4. Exchange Date; Valuation Time.

On the Exchange Date, simultaneously the New Fund will deliver to the Existing Fund the number of full shares (plus cash in lieu of fractional shares, if any) having an aggregate net asset value equal to the value of the Assets of Existing Fund transferred to New Fund on such date less the value of the Liabilities of Existing Fund assumed by New Fund on that date. In furtherance of the foregoing:

(a)	The net asset value of the New Fund Shares to be delivered to Existing Fund, the value of the Assets of Existing Fund to be transferred to New Fund and the value of the Liabilities of Existing Fund to be assumed by New Fund shall in each case be determined as of the Valuation Time.

(b)	The net asset value of the New Fund Shares shall be computed and the value of the Assets and Liabilities of Existing Fund shall be determined by New Fund, in cooperation with Existing Fund, pursuant to the New Fund Valuation Procedures and otherwise in accordance with the regular practice of AET and its agents for calculating the net asset value of the series of AET shares of beneficial interest. No transactional fee will be charged as a result of the Reorganization.

(c)	On the Exchange Date, New Fund shall assume the Liabilities of Existing Fund.

(d)	Existing Fund shall distribute the New Fund Shares to the shareholders of Existing Fund on the Exchange Date by furnishing written instructions to New Fund’s transfer agent, which will, on the Exchange Date, set up open accounts for the shareholders of Existing Fund in accordance with written instructions furnished by Existing Fund.

(e)	Each of OET and AET shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, share certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of Assets, assumption of Liabilities and liquidation contemplated in this Agreement.

(f)	As soon as practicable after the Exchange Date, OET shall make all filings and take all steps as shall be necessary and proper to effect the termination of the Existing Fund under the laws of the State of Delaware. After the Exchange Date, the Existing Fund shall not conduct any business except in connection with its dissolution.

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(g)	In the event that immediately prior to the Exchange Date (a) the NYSE or another primary trading market for portfolio securities of an Existing Fund or a New Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of Existing Fund Shares is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

5. Expenses, fees.

ALPS and O’Shares agree that AET, each New Fund, OET, and each Existing Fund shall not bear any costs, fees and expenses incurred in connection with a Reorganization (exclusive of any brokerage commission or other transaction costs of a New Fund or an Existing Fund, which will be borne by such New Fund or Existing Fund and which are expected to be immaterial), whether or not a Reorganization is consummated, and that such costs, fees and expenses shall be borne by ALPS and O’Shares pursuant to a Purchase Agreement by and among ALPS, O’Shares and O’Shares Investments, Inc. dated December 30, 2021, as may be amended from time to time (the “Purchase Agreement”). Notwithstanding any of the foregoing, expenses will in any event be paid by any party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of a New Fund or an Existing Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

6. Exchange Date.

Delivery of the Assets of the Existing Funds to be transferred, assumption of the Liabilities of the Existing Fund to be assumed and the delivery of the New Fund Shares to be issued shall be made at the offices of O’Shares, 75 State Street, Suite 100, Boston, Massachusetts 02109, at 8:00 a.m. local time before the commencement of business on the next full business day following the Valuation Time, or at such other time and date agreed to by each New Fund and each Existing Fund, the date and time upon which such delivery is to take place being referred to herein as the “Exchange Date.”

7. Shareholder approval; dissolution.

(a)	OET, on behalf of each Existing Fund, agrees to solicit the consent of the shareholders of such Existing Fund, as soon as is practicable after the effective date of the Registration Statement and accompanying Prospectus/Proxy Statement for the purpose of approving the matters contemplated by this Agreement.

(b)	Each Existing Fund agrees that, as promptly as practicable after the Exchange Date, the liquidation, dissolution and termination of such Existing Fund will be effected in the manner provided in the Agreement and Declaration of Trust of OET in accordance with applicable law and that on and after the Exchange Date, such Existing Fund shall not conduct any business except in connection with its liquidation, dissolution and termination.

8. Tax Matters.

(a)	Each Existing Fund will deliver (or cause to be delivered) to its corresponding New Fund copies of all relevant tax books and records and will otherwise reasonably cooperate with such New Fund in connection with (i) the preparation and filing of tax returns for Existing Fund for tax periods ending on or before June 30, [] and (ii) the declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of Existing Fund’s or New Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of Existing Fund or New Fund ending on or before June 30, [ ] of an amount or amounts sufficient for the Existing Fund to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before December 31, [] in any case without any additional consideration therefor; it being understood that such books and records shall remain the property of and may be retained by OET following the provision of such copies thereof to the New Fund.

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(b)	In addition to each Existing Fund’s obligations with respect to tax returns or reports described in paragraph 2(m) above, if a federal, state or other tax return or report of the Existing Fund with respect to the Existing Fund’s taxable year ending on June 30, [] (the “June [] Tax Return”) is due after the Exchange Date (after giving effect to any properly made extension), OET shall prepare (or cause to be prepared) such June [ ] Tax Return in such a manner so that the return is true, correct and complete. In addition, no later than thirty (30) days prior to such an June [ ] Tax Return’s due date (after giving effect to any properly made extension), (i) OET shall provide the New Fund with a copy of such June [ ] Tax Return, as proposed to be filed with the applicable tax authority, and notify that New Fund of any taxes or other fees or assessments (if any) proposed to be shown as due and payable on said June [ ] Tax Return, and (ii) OET shall make (or cause to be made) any changes to such June [ ] Tax Return as the New Fund may reasonably request, including, but not limited to, in respect of the amount of any taxes or other fees or assessments (if any) proposed to be shown as due and payable on such June [ ] Tax Return and the amount of any “spillback” dividend election proposed to be made pursuant to Section 855 of the Code, provided any such changes are agreed to by [] (the New Fund’s auditor). OET will timely file (or cause to be timely filed) any such June [ ] Tax Return with the applicable tax authority, and pay (or cause to be paid) any and all taxes or other fees or assessments shown to be due and payable on any such June [ ] Tax Return.

9. Conditions of each New Fund’s obligations.

The obligations of each New Fund hereunder shall be subject to the following conditions:

(a)	That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by (i) the affirmative vote of at least a majority of the trustees of OET (including a majority of those trustees who are not “interested persons” of OET, as defined in Section 2(a)(19) of the 1940 Act); and (ii) the requisite vote of the Existing Fund’s outstanding voting securities in accordance with the 1940 Act and the provisions of OET’s Agreement and Declaration of Trust and Bylaws, at a meeting of Existing Fund’s shareholders called for the purpose of acting on the matters set forth in the Prospectus/Proxy Statement.

(b)	That the corresponding Existing Fund shall have furnished to New Fund a statement of Existing Fund’s Assets and Liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs (bases) (including any adjustments thereto), all as of the Valuation Time, certified on Existing Fund’s behalf by OET’s President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Existing Fund since June 30, 2021, other than changes in the Investments and other assets and properties since that date, changes in the market value of the Investments and other assets of Existing Fund, changes due to net redemptions or changes due to dividends paid or losses from operations. Existing Fund also shall have furnished to New Fund any such other evidence as to the tax cost (basis) (including any adjustments thereto) of Existing Fund’s Investments as New Fund may reasonably request.

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(c)	That OET, on behalf of the corresponding Existing Fund, shall have furnished to New Fund a statement, dated the Exchange Date, signed on behalf of Existing Fund by OET’s President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of OET and Existing Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that OET and Existing Fund have complied in all material respects with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to the of such dates.

(d)	That, as of the Exchange Date, there shall not be any material litigation pending or threatened against OET or the Existing Fund that would seek to enjoin or otherwise prevent or materially delay the transactions contemplated by this Agreement.

(e)	That AET shall have received in form reasonably satisfactory to AET and dated the Exchange Date, an opinion of Dechert LLP (which opinion will be subject to certain customary qualifications and limitations) substantially to the effect that, on the basis of the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes: (i) the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Existing Fund and New Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 1032(a) of the Code, no gain or loss will be recognized by New Fund upon the receipt of the Assets of the Existing Fund solely in exchange for the New Fund Shares and the assumption by New Fund of the Liabilities of the Existing Fund; (iii) under Section 361 of the Code, no gain or loss will be recognized by the Existing Fund upon the transfer of the Existing Fund’s Assets to New Fund solely in exchange for the New Fund Shares and the assumption by New Fund of the Liabilities of the Existing Fund or upon the distribution (whether actual or constructive) of New Fund Shares to the Existing Fund shareholders in exchange for their Existing Fund shares; (iv) under Section 354 of the Code, no gain or loss will be recognized by any Existing Fund shareholder upon the exchange of its Existing Fund shares solely for the New Fund Shares (except with respect to cash received in lieu of fractional shares, if any); (v) under Section 358 of the Code, the aggregate tax basis of the New Fund Shares received by each Existing Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Existing Fund Shares exchanged in the Reorganization (reduced by any amount of tax basis allocable to fractional shares for which cash is received); (vi) under Section 1223(1) of the Code, the holding period of the New Fund Shares received by each Existing Fund shareholder will include the period during which the Existing Fund shares exchanged therefor were held by such shareholder, provided the Existing Fund shares are held as capital assets at the time of the Reorganization); (vii) under Section 362(b) of the Code, the tax basis of the Existing Fund’s Assets acquired by New Fund will be the same as the tax basis of such Assets to the Existing Fund immediately prior to the Reorganization; (viii) under Section 1223(2) of the Code, the holding period of the Existing Fund’s Assets in the hands of New Fund will include the period during which those Assets were held by the Existing Fund; and (ix) New Fund will succeed to and take into account the items of the Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. The opinion will be based on factual certifications made by officers of the Existing Fund and New Fund, and on customary assumptions. It is possible that the Internal Revenue Service or a court could disagree with Dechert LLP’s opinion.

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Notwithstanding the foregoing, the opinion may state that no opinion is expressed regarding: (i) whether New Fund or the Existing Fund qualifies or will qualify as a regulated investment company; (ii) the federal income tax consequences of the payment of Reorganization expenses by ALPS and O’Shares except in relation to the qualification of the Reorganization as a reorganization under Section 368(a) of the Code; (iii) whether any federal income tax will imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Existing Fund shareholder that is a foreign person; (iv) the effect of the Reorganization on the Existing Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under Section 1256 of the Code); (v) the effect of the Reorganization on any shareholder of the Existing Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (vi) whether accrued market discount, if any, on any market discount bonds held by the Existing Fund will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization; (vii) whether any gain or loss will be required to be recognized with respect to any Asset that constitutes stock in a passive foreign investment company (within the meaning of Section 1297(a) of the Code); and (viii) any state, local or foreign tax consequences of the Reorganization.

(f)	That the Assets of the corresponding Existing Fund to be acquired by New Fund will include no Assets which New Fund, by reason of charter limitations or of investment restrictions disclosed in the New Fund Materials in effect on the Exchange Date, may not properly acquire.

(g)	That New Fund shall have received from the Commission, any relevant state securities administrator, the Federal Trade Commission (the “FTC”) and the Department of Justice (the “Department”) such order or orders as Dechert LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, any applicable state securities or blue sky laws and the H-S-R Act in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

(h)	That all actions taken by the corresponding Existing Fund in connection with the transactions contemplated by this Agreement, and all documents incidental thereto, shall be reasonably satisfactory in form and substance to the New Fund and Dechert LLP.

(i)	That the corresponding Existing Fund’s custodian shall have delivered to New Fund a certificate identifying all of the Assets of Existing Fund held by such custodian as of the Valuation Time.

(j)	That the corresponding Existing Fund’s transfer agent shall have provided to New Fund (i) the originals or true copies of all of the records of Existing Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of Existing Fund outstanding as of the Valuation Time, and (iii) the name and address of the holder of record of any such shares and the number of shares held of record by the such shareholder.

(k)	That all of the issued and outstanding shares of beneficial interest of the corresponding Existing Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws.

(l)	That the corresponding Existing Fund shall have executed and delivered to New Fund an instrument of transfer dated as of the Exchange Date pursuant to which Existing Fund will assign, transfer and convey the Assets to New Fund on the Exchange Date, as valued in accordance with Section 4 of this Agreement, in connection with the transactions contemplated by this Agreement.
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(m)	That the Registration Statement and the registration statement of the New Fund on Form N-1A shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the officers of AET or the New Fund, threatened by the Commission.

(n)	AET shall have received on the Exchange Date an opinion of [OET counsel], counsel to OET and the corresponding Existing Fund, in a form reasonably satisfactory to the New Fund, covering the following points: (i) the Existing Fund is an investment series of OET, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and to such counsel’s knowledge, has the trust power to own all of its properties and assets and to carry on its business as presently conducted; (ii) the Existing Fund is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect; (iii) this Agreement has been duly authorized, executed and delivered by OET on behalf of the Existing Fund and, assuming due authorization, execution, and delivery of this Agreement by the New Fund, is a valid and binding obligation of the Existing Fund enforceable against the Existing Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles; (iv) assuming that a consideration of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Existing Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Existing Fund are legally issued and fully paid and non-assessable, and no shareholder of the Existing Fund has any statutory preemptive rights in respect thereof; (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by OET of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws; (vi) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of OET’s Agreement and Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Existing Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which OET or the Existing Fund is a party or by which it or they are bound. Such opinion shall contain such assumptions and limitations as shall be in the opinion of [OET counsel] appropriate to render the opinions expressed therein.

(o)	AET, on New Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment advisory agreement and other agreements and plans necessary for New Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by AET’s Board and, to the extent required by law, by its trustees who are non-interested persons thereof and by [] or its affiliate as New Fund’s sole shareholder.

10. Conditions of each Existing Fund’s obligations.

The obligations of each Existing Fund hereunder shall be subject to the following conditions:

(a)	That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the affirmative vote of at least a majority of the trustees of AET (including a majority of those trustees who are not “interested persons” of AET, as defined in Section 2(a)(19) of the 1940 Act).

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(b)	That AET, on behalf of the corresponding New Fund, shall have executed and delivered to Existing Fund an assumption of liabilities instrument dated as of the Exchange Date pursuant to which New Fund will assume the Liabilities of Existing Fund at the Valuation Time in connection with the transactions contemplated by this Agreement.

(c)	That AET, on behalf of the corresponding New Fund, shall have furnished to Existing Fund a statement, dated the Exchange Date, signed on behalf of such New Fund by AET’s President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of AET and the New Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that AET and such New Fund have complied in all material respects with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to the of such dates.

(d)	That, as of the Exchange Date, there shall not be any material litigation pending or threatened against AET or the corresponding New Fund that would seek to enjoin or otherwise prevent or materially delay the transactions contemplated by this Agreement.

(e)	That OET shall have received in form reasonably satisfactory to OET and dated the Exchange Date, an opinion of Dechert LLP (which opinion will be subject to certain customary qualifications and limitations) substantially to the effect that, on the basis of the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes: (i) the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Existing Fund and New Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 1032(a) of the Code, no gain or loss will be recognized by New Fund upon the receipt of the Assets of the Existing Fund solely in exchange for the New Fund Shares and the assumption by New Fund of the Liabilities of the Existing Fund; (iii) under Section 361 of the Code, no gain or loss will be recognized by the Existing Fund upon the transfer of the Existing Fund’s Assets to New Fund solely in exchange for the New Fund Shares and the assumption by New Fund of the Liabilities of the Existing Fund or upon the distribution (whether actual or constructive) of New Fund Shares to the Existing Fund shareholders in exchange for their Existing Fund shares; (iv) under Section 354 of the Code, no gain or loss will be recognized by any Existing Fund shareholder upon the exchange of its Existing Fund shares solely for the New Fund Shares (except with respect to cash received in lieu of fractional shares, if any); (v) under Section 358 of the Code, the aggregate tax basis of the New Fund Shares received by each Existing Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Existing Fund Shares exchanged in the Reorganization (reduced by any amount of tax basis allocable to fractional shares for which cash is received); (vi) under Section 1223(1) of the Code, the holding period of the New Fund Shares received by each Existing Fund shareholder will include the period during which the Existing Fund shares exchanged therefor were held by such shareholder, provided the Existing Fund shares are held as capital assets at the time of the Reorganization); (vii) under Section 362(b) of the Code, the tax basis of the Existing Fund’s Assets acquired by New Fund will be the same as the tax basis of such Assets to the Existing Fund immediately prior to the Reorganization; (viii) under Section 1223(2) of the Code, the holding period of the Existing Fund’s Assets in the hands of New Fund will include the period during which those Assets were held by the Existing Fund; and (ix) New Fund will succeed to and take into account the items of the Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. The opinion will be based on factual certifications made by officers of the Existing Fund and New Fund, and on customary assumptions. It is possible that the Internal Revenue Service or a court could disagree with Dechert LLP’s opinion.
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Notwithstanding the foregoing, the opinion may state that no opinion is expressed regarding: (i) whether New Fund or the Existing Fund qualifies or will qualify as a regulated investment company; (ii) the federal income tax consequences of the payment of Reorganization expenses by ALPS and O’Shares except in relation to the qualification of the Reorganization as a reorganization under Section 368(a) of the Code; (iii) whether any federal income tax will imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Existing Fund shareholder that is a foreign person; (iv) the effect of the Reorganization on the Existing Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under Section 1256 of the Code); (v) the effect of the Reorganization on any shareholder of the Existing Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (vi) whether accrued market discount, if any, on any market discount bonds held by the Existing Fund will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization; (vii) whether any gain or loss will be required to be recognized with respect to any Asset that constitutes stock in a passive foreign investment company (within the meaning of Section 1297(a) of the Code); and (viii) any state, local or foreign tax consequences of the Reorganization.

(f)	That all actions taken by or on behalf of the corresponding New Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to Existing Fund and [OET counsel] LLP.

(g)	That the Registration Statement and the registration statement of corresponding New Fund on Form N-1A shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the officers of OET, the Existing Fund, AET, or the New Fund, respectively, threatened by the Commission.

(h)	That Existing Fund shall have received from the Commission, any relevant state securities administrator, the FTC and the Department such order or orders as [OET counsel] LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, any applicable state securities or blue sky laws and the H-S-R Act in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

(i)	At least 30 days before the Valuation Time, the corresponding New Fund shall have provided to Existing Fund a copy of the New Fund Valuation Procedures.

(j)	AET and OET shall have received on the Exchange Date an opinion of Dechert LLP, counsel to AET and the corresponding New Fund, dated as of the Exchange Date, in a form reasonably satisfactory to OET, covering the following points: (i) the New Fund is an investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and to such counsel’s knowledge, has the trust power to own all of its properties and assets and to carry on its business as presently conducted; (ii) the New Fund is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect; (iii) this Agreement has been duly authorized, executed, and delivered by AET on behalf of the New Fund, and, assuming due authorization, execution and delivery of this Agreement by the Existing Fund, is a valid and binding obligation of the New Fund enforceable against the New Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles; (iv) assuming that a consideration of not less than the net asset value of the New Fund shares has been paid, the New Fund shares to be issued and delivered to the Existing Fund on behalf of the Existing Fund’s shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Existing Fund has any statutory preemptive rights in respect thereof; (v) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of AET’s Agreement and Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which AET is a party or by which it or any of its properties may be bound, or to the knowledge of its counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which AET or the New Fund is a party or by which it is bound; (vi) only insofar as they relate to the New Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown; (vii) in the ordinary course of such counsel’s representation of AET, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the New Fund, existing on or before the effective date of the Prospectus/Proxy Statement or the Exchange Date required to be described in the Proxy Statement or to be filed as exhibits to the Prospectus/Proxy Statement which are not described or filed as required; (viii) in the ordinary course of such counsel’s representation of AET, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AET or any of its properties or assets and AET is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Prospectus/Proxy Statement; (ix) to the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by AET and the New Fund of the transaction contemplated herein, except as has and as may be obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws; (x) the Registration Statement and the post-effective amendment on Form N-1A filed by AET with the Commission to register the New Fund as a series of AET each is effective and no stop order has been issued by the Commission; and (xi) subject to sub-paragraph (x), as of the Exchange Date with respect to the Reorganization, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Existing Fund, fee waiver or expense reimbursement undertakings, or sales loads of the New Fund from those fee amounts, undertakings and sales load amounts of the New Fund described in the Prospectus/Proxy Statement.

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Such opinion shall contain such assumptions and limitations as shall be in the opinion of Dechert LLP appropriate to render the opinions expressed therein.

11. Indemnification.

(a)	AET, out of each New Fund’s assets and property (including any amounts paid to the New Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless OET and the members of the OET’s Board of Trustees and OET’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which OET and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any material breach by AET, on behalf of the New Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any grossly negligent act, error, omission, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by AET or the members of AET’s Board of Trustees or its officers prior to the Exchange Date, provided that such indemnification by AET is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

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(b)	OET, out of each Existing Fund’s assets and property (including any amounts paid to the Existing Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless AET and the members of AET’s Board of Trustees and AET’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which AET and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any material breach by OET, on behalf of the Existing Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any grossly negligent act, error, omission, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by OET or the members of OET’s Board of Trustees or its officers prior to the Exchange Date, provided that such indemnification by OET is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

(c)	The Indemnified Parties will notify the Indemnifying Party in writing within ten business days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11. An Indemnifying Party shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11, or, if it so elects, to assume at its expense by counsel reasonably satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Indemnifying Party elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Indemnifying Party's obligation under this Section 11 to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Indemnifying Party will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 11 without the necessity of the Indemnified Parties first paying the same.

12. No broker or finder.

Each of the Existing Funds and the New Funds represents that there is no person who has dealt with it, or OET or AET, as applicable, who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

13. Termination.

At any time prior to the Exchange Date, an Existing Fund and its corresponding New Fund may, by mutual consent of the Board of Trustees of OET and the Board of Trustees of AET on behalf of Existing Fund and New Fund, respectively, terminate this Agreement. The Board of Trustees of OET, on behalf of the Existing Fund, may terminate this Agreement at any time prior to the Exchange Date if such Board determines that the consummation of the transactions contemplated by this Agreement is not in the best interest of the shareholders of the Existing Fund. The Existing Fund or the New Fund, after consultation with counsel and by consent of its trustees or an officer authorized by such trustees, except for shareholder approval and receipt of a tax opinion, may waive any condition to its respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by [      ], [     ], this Agreement shall automatically terminate on that date unless a later date is agreed to by the Existing Fund and the New Fund.

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14. Covenants, agreements, representations and warranties deemed material.

All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by the of the parties, notwithstanding any investigation made by them or on their behalf.

15. Sole agreement; amendments.

Other than the Purchase Agreement and the agreements entered into in connection with the Purchase Agreement and completion of the transaction thereunder, this Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof and constitutes the only understanding with respect to such subject matter. This Agreement may not be amended, nor waiver granted, except by a letter of agreement signed by the parties hereto (ALPS and O’Shares, solely with respect to any amendments or waivers to the section identified on the signature page to this Agreement with respect to ALPS and O’Shares); provided, however, that there shall not be any amendment that by law requires approval by shareholders of a party without obtaining such approval.

16. Governing law.

This Agreement shall be construed in accordance with and governed by the laws of the State of Delaware without giving effect to the choice of law provisions therein; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

17. Delaware statutory trust.

A copy of the Amended and Restated Declaration of Trust of AET is on file with the Commission, and notice is hereby given that this instrument is executed by or on behalf of the trustees of AET on behalf of the New Fund as trustees and not individually, and that the obligations of this instrument are not binding upon any of the trustees or officers of AET or shareholders of such New Fund individually, but are binding only upon the assets and property of a New Fund.

A copy of the Agreement and Declaration of Trust of OET is on file with the Commission, and notice is hereby given that this instrument is executed with the authority of the Board of Trustees of OET and that the obligations of this instrument are not binding upon any of the trustees or officers of OET or shareholders of an Existing Fund individually, but are binding only upon the assets and property of such Existing Fund.

It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, Shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of an Existing Fund or a New Fund as provided in OET's Agreement and Declaration of Trust or AET's Amended and Restated Declaration of Trust, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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18. Assignment.

This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

19. Notices.

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by facsimile, courier or certified mail addressed to AET at c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203 (Attention: Legal Department) and to OET at c/o O’Shares Investment Advisers, LLC, 75 State Street, Suite 100, Boston, Massachusetts 02109 (Attention: [    ]).

20. Recourse.

All persons dealing with an Existing Fund or a New Fund must look solely to the property of such Existing Fund or New Fund for the enforcement of any claims against such Existing Fund or New Fund, as the trustees, officers, agents and shareholders of either such Existing Fund or New Fund and the other series of OET and AET do not assume any liability for obligations entered into on behalf of any of the Existing Fund or New Funds.

21. Headings.

The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

22. Further Assurances.

Each of OET and AET shall use its reasonable best efforts in good faith to take or cause to be taken, all actions, and to do, or cause to be done, all things necessary, proper or desirable, or advisable under applicable law, so as to permit the consummation of the transactions contemplated by this Agreement as promptly as practicable and otherwise to enable consummation of the transactions contemplated by this Agreement, and shall cooperate fully with one another to that end.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

ALPS ETF Trust, on behalf of its series listed on Exhibit A

By:
Name:
Title:

OSI ETF Trust, on behalf of its series listed on Exhibit A

By:
Name:
Title:

Solely with respect to Section 5, ALPS Advisors, Inc.

By:
Name:
Title:

Solely with respect to Section 5, O’Shares Investment Advisers, LLC

By:
Name:
Title:

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Exhibit A

Reorganization of O’Shares U.S. Quality Dividend ETF
Existing Fund	New Fund
O’Shares U.S. Quality Dividend ETF, a series of OET	ALPS | O’Shares U.S. Quality Dividend ETF, a series of AET
Reorganization of O’Shares U.S. Small-Cap Quality Dividend ETF
Existing Fund	New Fund
O’Shares U.S. Small-Cap Quality Dividend ETF, a series of OET	ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, a series of AET
Reorganization of O’Shares Global Internet Giants ETF
Existing Fund	New Fund
O’Shares Global Internet Giants ETF, a series of OET	ALPS | O’Shares Global Internet Giants ETF, a series of AET
Reorganization of O’Shares Europe Quality Dividend ETF
Existing Fund	New Fund
O’Shares Europe Quality Dividend ETF, a series of OET	ALPS | O’Shares Europe Quality Dividend ETF, a series of AET

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Appendix B - ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

The following information applies to an Acquiring Fund upon its commencement of operations, which will be as of the Closing of the Reorganization applicable to the Acquiring Fund.

Additional Information about Principal Investment Strategies

The ALPS ETF Board may change each Acquiring Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

Secondary Investment Strategies

As a principal investment strategy each Acquiring Fund will normally invest at least 80% of its total assets in component securities that comprise its Underlying Index and, with respect to ALPS | O’Shares Europe Quality Dividend ETF, depositary receipts based on the securities in its Underlying Index. As a non-principal investment strategy, each Acquiring Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by each Acquiring Fund in seeking performance that corresponds to the Underlying Index, and in managing cash flows. ALPS Advisors anticipates that it may take approximately three business days (i.e., each day the New York Stock Exchange is open) for additions and deletions to the Underlying Index to be reflected in the portfolio composition of each Acquiring Fund.

Each Acquiring Fund may borrow money from a bank up to a limit of 10% of the value of its total assets, but only for temporary or emergency purposes.

Each Acquiring Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, an Acquiring Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis, and will be maintained in an amount equal to at least 100% of the value of the portfolio securities being lent.

Each Acquiring Fund operates as an index fund and is not actively managed. Each Acquiring Fund employs a “passive management” – or indexing – investment to seek investment results that correspond generally, before fees and expenses to the performance of the Underlying Index. Because each Acquiring Fund uses a passive management approach to seek to achieve its investment objective, each Acquiring Fund does not take temporary defensive positions during periods of adverse market, economic or other conditions.

Each Acquiring Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, each Acquiring Fund may purchase a sample of the securities in the Underlying Index in proportions expected by ALPS Advisors to replicate generally the performance of the Underlying Index as a whole. There may also be instances in which ALPS Advisors may choose to overweight another security in the Underlying Index, purchase (or sell) securities not in the Underlying Index which ALPS Advisors believes are appropriate to substitute for one or more Underlying Index components or utilize various combinations of other available investment techniques, in seeking to replicate, before fees and expenses, the performance of the Underlying Index. In addition, from time to time securities are added to or removed from the Underlying Index.

Each Acquiring Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index.

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The investment objectives and policies described herein constitute non fundamental policies that may be changed by the ALPS ETF Board without shareholder approval. Certain other fundamental policies of the Acquiring Funds are set forth in Appendix F.

Manager of Managers Structure

ALPS ETF Trust and ALPS Advisors operate under a manager-of-managers structure under an order issued by the SEC (the “Order”). The Order permits ALPS Advisors to enter into, terminate or materially amend sub-advisory agreements without shareholder approval. This means ALPS Advisors has the ultimate responsibility, subject to oversight by the ALPS ETF Board, to oversee a sub-adviser, if any, and recommend the hiring, termination and replacement of a sub-adviser.

ALPS ETF Trust will furnish to shareholders of an Acquiring Fund all information about a new sub-adviser or sub-advisory agreement that would be included in an information statement within 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The Order enables each Acquiring Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining further shareholder approval of sub-advisory agreements. The Order does not permit investment advisory fees paid by an Acquiring Fund to be increased or change ALPS Advisors’ obligation under the ALPS Advisory Agreement, including ALPS Advisors’ responsibility to monitor and oversee sub-advisory services furnished to an Acquiring Fund, if any, without further shareholder approval. Pursuant to the Order, ALPS Advisors is not required to disclose its contractual fee arrangement with any sub-adviser.

ALPS Advisors will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, of ALPS ETF Trust or ALPS Advisors other than by reason of serving as a sub-adviser to one or more funds without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of an Acquiring Fund. ALPS Advisors compensates each sub-adviser, if any, out of its management fee.

Purchase and Redemption of Shares

General

The shares of each Acquiring Fund (“Shares”) are issued or redeemed by an Acquiring Fund at NAV per Share only in Creation Unit size. See “How to Buy and Sell Shares.”

Most investors buy and sell Shares of an Acquiring Fund in secondary market transactions through brokers. Shares of the Acquiring Funds are listed for trading in the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Acquiring Funds trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the Shares. Given that an Acquiring Fund’s Shares can be issued and redeemed in Creation Units, ALPS Advisors believes that large discounts and premiums to NAV should not be sustained for long. The Acquiring Funds trade under the ticker symbols set forth below:

B-2

Name of Fund	Ticker Symbol
ALPS | O’Shares U.S. Quality Dividend ETF	OUSA
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	OUSM
ALPS | O’Shares Global Internet Giants ETF	OGIG
ALPS | O’Shares Europe Quality Dividend ETF	OEUR

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from an Acquiring Fund, and shareholders may tender their Shares for redemption directly to an Acquiring Fund, only in Creation Units, as discussed in the “How to Buy and Sell Shares” section below.

Book-Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Acquiring Funds and is recognized as the owner of all Shares for all purposes (except for tax purposes).

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or “street name” form.

How To Buy and Sell Shares

Pricing Fund Shares

The trading price of each Acquiring Fund’s Shares on the Exchange may differ from an Acquiring Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Acquiring Fund every fifteen seconds. With respect to the ALPS | O’Shares Global Internet Giants ETF and the ALPS | O’Shares Europe Quality Dividend ETF, the approximate value calculations are based on local market prices and may not reflect events that occur subsequent to a local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of an Acquiring Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. No Fund is involved in, or responsible for, the calculation or dissemination of the approximate value and the Acquiring Funds do not make any warranty as to its accuracy.

The NAV per Share for each Acquiring Fund is determined once daily as of the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for trading, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. NAV per Share is determined by dividing the value of an Acquiring Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of Shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over the counter markets are valued at the last quoted sales price in the markets in which they trade or, if there are no sales, at the mean of the most recent bid and asked prices. For securities traded on NASDAQ, the NASDAQ Official Closing Price generally will be used. Mutual funds, such as government money market funds, are valued at their last closing net asset value. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost provided such amount approximates market value. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the ALPS ETF Board believes accurately reflects fair value. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of an Acquiring Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. This, in turn, could lead to differences between the market price of the Acquiring Fund's shares and the underlying value of those shares. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Debt securities, if any, are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. An Acquiring Fund’s debt securities, if any, are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent an Acquiring Fund’s debt securities, if any, are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of an Acquiring Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by an Acquiring Fund may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models.

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With respect to ALPS | O’Shares Global Internet Giants ETF and ALPS | O’Shares Europe Quality Dividend ETF, trading in securities on many foreign securities exchanges and over the counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Acquiring Fund’s net asset value is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its Shares.

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units (large specified blocks of Shares) directly with an Acquiring Fund must have entered into an authorized participant agreement (such investors being “Authorized Participants” or “APs”) with ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), and accepted by the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Acquiring Funds’ Statement of Additional Information.

How to Buy Shares

In order to purchase Creation Units of an Acquiring Fund, an AP must generally deposit a designated portfolio of securities (the “Deposit Securities”) and generally make a cash payment referred to as the “Cash Component.” To the extent permitted or specified, cash in lieu of some or all of the Deposit Securities, or substitution of securities, may be available. The list of the names and the amounts of the Deposit Securities is made available by the Acquiring Funds’ custodian through the facilities of the National Securities Clearing Corporation (the “NSCC”), immediately prior to the opening of business each day of the Exchange. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of the DTC (“DTC Participant”) that has entered into an agreement with the Distributor, and accepted by the transfer agent, with respect to purchases and redemptions of Creation Units. All standard orders must be placed for one or more whole Creation Units of Shares of an Acquiring Fund and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. A custom order may be placed by an AP in the event that ALPS ETF Trust permits or requires the substitution of securities or the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See “Creation and Redemption of Creation Unit Aggregations” in the Acquiring Funds’ Statement of Additional Information.

B-4

A fixed creation transaction fee of $250 per transaction for ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, $500 per transaction for ALPS | O’Shares Global Internet Giants ETF, and $750 per transaction for ALPS | O’Shares Europe Quality Dividend ETF (the “Creation Transaction Fee”) is applicable to each creation transaction regardless of the number of Creation Units purchased in the transaction. An additional variable charge for transactions effected outside the Clearing Process or for cash creations or partial cash creations may also be imposed to compensate an Acquiring Fund for the costs associated with buying the applicable securities. Each Acquiring Fund may adjust these fees from time to time based on actual experience. See “Creation and Redemption of Creation Unit Aggregations” in the Acquiring Funds’ Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of an Acquiring Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with ALPS ETF Trust. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Acquiring Funds’ Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at an Acquiring Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Acquiring Funds’ Statement of Additional Information.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day the Exchange is open for business. The Acquiring Funds’ custodian makes available immediately prior to the opening of business each day of the Exchange, through the facilities of the NSCC, the list of the names and the amounts of each Acquiring Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions or partial cash redemptions are available or specified for an Acquiring Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.

B-5

An order to redeem Creation Units of an Acquiring Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Acquiring Funds’ Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A fixed creation transaction fee of $250 per transaction for ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, $500 per transaction for ALPS | O’Shares Global Internet Giants ETF, and $750 per transaction for ALPS | O’Shares Europe Quality Dividend ETF (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable charge for redemptions effected outside the Clearing Process for cash redemptions or partial cash redemptions may also be imposed to compensate an Acquiring Fund for the costs associated with selling the applicable securities. Each Acquiring Fund may adjust these fees from time to time based on actual experience. Each Acquiring Fund reserves the right to effect redemptions wholly or partly in cash. A shareholder may request a cash redemption or partial cash redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Acquiring Funds’ Statement of Additional Information.

Payments to Broker-Dealers and Other Financial Intermediaries

ALPS Advisors or its affiliates may make payments to broker-dealers or other financial intermediaries (each, an “Intermediary”) related to marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, or their making shares of the Acquiring Funds and certain other series of ALPS ETF Trust available to their customers. Such payments, which may be significant to the Intermediary, are not made by the Acquiring Funds. Rather, such payments are made by ALPS Advisors or its affiliates from their own resources, which come directly or indirectly in part from fees paid by ALPS ETF Trust, including the Acquiring Funds. Payments of this type are sometimes referred to as revenue-sharing payments. An Intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an Intermediary create conflicts of interest between the Intermediary and its customers and may cause the Intermediary to recommend the Acquiring Funds or other series of ALPS ETF Trust over another investment. More information regarding these payments is contained in the Acquiring Funds’ Statement of Additional Information. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from ALPS Advisors or its affiliates.

Distributions

Dividends and Capital Gains. Fund shareholders are entitled to their share of an Acquiring Fund’s income and net realized gains on its investments. Each Acquiring Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Acquiring Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions.” Each Acquiring Fund realizes capital gains or losses whenever it sells securities. Net long term capital gains are distributed to shareholders as “capital gain distributions.”

B-6

Income dividends, if any, are distributed to shareholders monthly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Underlying Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in the Fund). Acquiring Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital. Shareholders should read any written disclosure provided pursuant to Section 19(a) of and Rule 19a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), carefully, and should not assume that the source of any distribution from an Acquiring Fund is net profit.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

Frequent Purchases and Redemptions

The Acquiring Funds impose no restrictions on the frequency of purchases and redemptions. The ALPS ETF Board evaluated the risks of market timing activities by the Acquiring Funds’ shareholders when they determined that no restriction or policy was necessary. The ALPS ETF Board noted that the Acquiring Funds’ Shares can only be purchased and redeemed directly from an Acquiring Fund in Creation Units by APs and that the vast majority of trading in the Acquiring Funds’ Shares occurs on the secondary market. Because the secondary market trades do not involve an Acquiring Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Acquiring Funds’ trading costs and the realization of capital gains. To the extent an Acquiring Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the ALPS ETF Board noted that such trades could result in dilution to an Acquiring Fund and increased transaction costs, which could negatively impact an Acquiring Fund’s ability to achieve its investment objective. However, the ALPS ETF Board noted that direct trading by APs is critical to ensuring that the Acquiring Fund’s Shares trade at or close to NAV. In addition, each Acquiring Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by an Acquiring Fund in effecting trades.

Disclaimers

The Acquiring Funds are not sponsored, endorsed, sold or promoted by O’Shares or its third party licensors. Neither O’Shares nor its third party licensors make any representation or warranty, express or implied, to shareholders of any Acquiring Fund or any member of the public regarding the advisability of investing in securities generally or in any Acquiring Fund particularly or the ability of O’Shares U.S. Quality Dividend Index, O’Shares Global Internet Giants Index, O’Shares U.S. Small-Cap Quality Dividend Index, and O’Shares Europe Quality Dividend Index (each an “Underlying Index” and collectively the “Underlying Indexes”) to track general stock market performance. O’Shares’ and its third party licensor’s only relationship to ALPS Advisors and each Acquiring Fund is the licensing of certain trademarks, service marks and trade names of O’Shares and/or its third party licensors and for the providing the Underlying Indexes. Neither O’Shares nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of any Acquiring Fund or the timing of the issuance or sale of any Acquiring Fund or in the determination or calculation of the equation by which any Acquiring Fund is to be converted into cash. O’Shares has no obligation or liability in connection with the administration, marketing or trading of any Acquiring Fund.

NEITHER O’SHARES, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. O’SHARES, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. O’SHARES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL O’SHARES, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

B-7

 O’Shares Investments is a registered trademark and registered service mark of O’Shares Investment, Inc. and has been licensed for use by ALPS Advisors and each Acquiring Fund.

The Acquiring Funds are not sponsored, endorsed, sold or promoted by S-Network Global Indexes Inc. ("S-Network") or its third party licensors. Neither S-Network nor its third party licensors make any representation or warranty, express or implied, to the owners of any Acquiring Fund or any member of the public regarding the advisability of investing in securities generally or in any Acquiring Fund particularly or the ability of the Underlying Indexes to track general stock market performance. S-Network's and its third party licensor’s only relationship to O’Shares is the licensing of certain trademarks, service marks and trade names of S-Network Global Indexes, Inc. and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Indexes. Neither S-Network nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of any Acquiring Fund or the timing of the issuance or sale of any Acquiring Fund or in the determination or calculation of the equation by which any Acquiring Fund is to be converted into cash. S-Network has no obligation or liability in connection with the administration, marketing or trading of any Acquiring Fund.

NEITHER S-NETWORK, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S-NETWORK, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S-NETWORK, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

S-Network Global Indexes, Inc.SM, and SNGISM are registered trademarks and registered service marks of S-Network Global Indexes, Inc., “Calculated by S-Network Global Indexes, Inc.” and its related stylized mark are service marks of S-Network Global Indexes, Inc.SM, and have been licensed for use by O’Shares.

Federal Income Taxation

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in the Shares is made through a tax exempt entity or tax deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	An Acquiring Fund makes distributions;
●	You sell your Shares listed on the Exchange; and
●	You purchase or redeem Creation Units.

B-8

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid monthly. An Acquiring Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the relevant Fund. Dividends paid out of an Acquiring Fund’s income and net short term capital gains, if any, are taxable as ordinary income. Distributions of net long term capital gains, if any, in excess of net short term capital losses are taxable as long term capital gains, regardless of how long you have held the Shares.

The maximum individual rate applicable to long-term capital gains is either 15% or 20% depending on whether the individual’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by an Acquiring Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long term capital gains, provided that holding period and other requirements are met by the relevant Fund and the shareholder.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from an Acquiring Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions in excess of an Acquiring Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter.

A distribution will reduce an Acquiring Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains received by an Acquiring Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of an Acquiring Fund may, subject to certain limitations, be entitled to claim a credit or a deduction with respect to foreign taxes if the relevant Fund is eligible to and elects to pass through these taxes to them. If more than 50% of an Acquiring Fund’s total assets at the end of its taxable year consists of foreign stock or securities, the relevant Fund intends to elect to “pass through” to its investors certain foreign income taxes paid by the relevant Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor’s pro rata share of the relevant Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal tax), subject to certain limitations, the investor’s pro rata share of the relevant Fund’s foreign income taxes. It is expected that more than 50% of the ALPS | O’Shares Europe Quality Dividend ETF’s assets will consist of foreign stock or securities.

If you are not a citizen or permanent resident of the United States, or if you are a foreign entity, an Acquiring Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.

An Acquiring Fund generally would be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number (generally your social security number) or otherwise provide proof of an applicable exemption from backup withholding. The backup withholding rate for an individual is 24%.

B-9

Taxes on Exchange Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long term capital gain or loss if the Shares have been held for more than one year and as short term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in an Acquiring Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur.

Other Information

For purposes of the 1940 Act, each Acquiring Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of each Acquiring Fund. In reliance on rules under Section 12(d)(1) of the 1940 Act, registered investment companies may invest in exchange-traded funds offered by ALPS ETF Trust beyond the limits of Section 12(d)(1) subject to certain terms and conditions.

Disclosure of Portfolio Holdings

Each Acquiring Fund’s portfolio holdings will be disclosed each day on its website at www.alpsfunds.com. A description of ALPS ETF Trust’s policies and procedures with respect to the disclosure of each Acquiring Fund’s portfolio securities is available in the Acquiring Funds’ Statement of Additional Information.

B-10

Premium/Discount Information

Information regarding how often the Shares of each Acquiring Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Acquiring Fund during the most recently completed calendar year and subsequent quarters, when available, will be available at www.alpsfunds.com.

Capital Loss Carryforwards

The following table shows approximate capital loss carryforwards of the Target Funds as of December 31, 2021.

O’Shares U.S. Quality Dividend ETF	short term capital loss carryforwards long term capital loss carryforwards	$(12,040,266) $(38,253,024)
O’Shares U.S. Small-Cap Quality Dividend ETF	short term capital loss carryforwards long term capital loss carryforwards	$(2,955,924) $(10,412,822)
O’Shares Global Internet Giants ETF	short term capital loss carryforwards long term capital loss carryforwards	$(100,025) $(5,216,039)
O’Shares Europe Quality Dividend ETF	short term capital loss carryforwards long term capital loss carryforwards	$(19,808,872) $(3,450,015)

The Acquiring Funds have no capital loss carryforwards because they have not yet commenced investment operations.

Financial Highlights

The Financial Highlights are not included for the Acquiring Funds because the Acquiring Funds have not yet commenced investment operations. Each Acquiring Fund will assume the accounting history of its respective Target Fund at the closing of each Reorganization such that the Target Fund will be the accounting survivor of each Reorganization. The Financial Highlights for the Target Funds are presented below.

The financial highlights table is intended to help you understand the O’Shares U.S. Quality Dividend ETF’s, O’Shares U.S. Small-Cap Quality Dividend ETF’s, O’Shares Global Internet Giants ETF’s and O’Shares Europe Quality Dividend ETF’s financial performance from commencement of operations through December 31, 2021.

Each of the O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF has adopted the financial performance and operating history of the U.S. Quality Dividend Predecessor Fund and the Europe Quality Dividend Predecessor Fund (together, the “Predecessor Funds”), respectively. Information for periods prior to June 28, 2018 reflect that of the corresponding Predecessor Fund.

Certain information reflects financial results for a single Target Fund share. The total returns in the table represent the rate that an investor would have earned (lost) on an investment in the Target Fund (assuming reinvestment of all dividends and distributions). The information for each Target Fund for the period ended on June 30, 2021 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Target Funds’ financial statements for the period ended June 30, 2021, is included in the annual report of the Target Funds and is available upon request. The information for each Target Fund for the six months ended on December 31, 2021 has not been audited.

Financial Highlights for a share outstanding throughout the periods indicated.

OSI ETF Trust

Financial Highlights for a share outstanding throughout the periods indicated

B-11

		PER SHARE OPERATING PERFORMANCE									RATIOS/SUPPLEMENTAL DATA
		Investment Operations			Distributions						Ratios to Average Net Assets of(2)								Total Return(3)(4)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions	Net asset value, end of period	Expenses		Expenses net of reimbursements		Net investment income before reimbursements	Net investment income net of reimbursements	Net investment income (loss) net of reimbursement excluding special dividends(10)	Net investment income (loss) per share excluding special dividends(11)	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)		Ending net assets (thousands)
O’Shares U.S. Quality Dividend ETF
For the six months ended 12/31/21 (unaudited)	$42.00	$0.37	$4.57	$4.94	$(0.39)	$—		$—	$(0.39)	$46.55	0.48%		0.48%		1.66%	1.66%	1.66%	$0.37	11.82%	11.84%	15%		$826,261
Year ended June 30, 2021	33.16	0.69	8.81	9.50	(0.66)	—		—	(0.66)	42.00	0.48		0.48		1.81	1.81	1.77	0.67	28.84	28.96	26		688,720
Year ended June 30, 2020	34.13	0.93	(0.96)	(0.03)	(0.94)	—		—	(0.94)	33.16	0.48		0.48		2.71	2.71	2.71	0.93	(0.12)	(0.15)	64	(13)	479,121
Year ended June 30, 2019	30.69	0.89	3.44	4.33	(0.89)	—		—	(0.89)	34.13	0.48		0.48		2.76	2.76	2.71	0.88	14.31	14.16	15		496,574
Year ended June 30, 2018	29.25	0.78	1.46	2.24	(0.80)	—		—	(0.80)	30.69	0.48	(12)	0.48	(12)	2.53	2.54	2.54	0.78	7.67	7.70	18		411,269
Year ended June 30, 2017	27.71	0.69	1.49	2.18	(0.64)	—		—	(0.64)	29.25	0.48	(12)	0.48	(12)	2.46	2.47	2.45	0.68	8.00	8.15	17		413,932
O’Shares U.S. Small-Cap Quality Dividend ETF
For the six months ended 12/31/21 (unaudited)	35.08	0.33	2.12	2.45	(0.36)	—		—	(0.36)	37.17	0.48		0.48		1.80	1.80	1.66	$0.30	7.01	6.98	34		163,691
Year ended June 30, 2021	24.99	0.64	9.98	10.62	(0.53)	—		—	(0.53)	35.08	0.48		0.48		2.08	2.08	1.84	0.57	42.79	42.77	60		149,215
Year ended June 30, 2020	27.45	0.64	(2.48)	(1.84)	(0.57)	—		(0.05)	(0.62)	24.99	0.48		0.48		2.38	2.38	2.30	0.62	(6.82)	(6.78)	101	(13)	93,812
Year ended June 30, 2019	27.07	0.58	0.38 (8)	0.96	(0.58)	—		—	(0.58)	27.45	0.48		0.48		2.16	2.16	2.03	0.54	3.65	3.53	52		97,570
Year ended June 30, 2018	25.41	0.66	1.70	2.36	(0.66)	—	[9]	(0.04)	(0.70)	27.07	0.48		0.48		2.51	2.51	2.51	0.66	9.39	9.35	64		136,802
For the period 12/30/16** - 06/30/17	25.00	0.38	0.25	0.63	(0.22)	—		—	(0.22)	25.41	0.48		0.48		2.99	2.99	2.86	0.36	2.52	2.68	7		38,223
O’Shares Global Internet Giants ETF
For the six months ended 12/31/21 (unaudited)	57.04	(0.11)	(7.58)	(7.69)	—	—		—	—	49.35	0.48		0.48		(0.39)	(0.39)	(0.39)	$(0.11)	(13.48)	(13.65)	24		486,143
Year ended June 30, 2021	37.85	(0.21)	19.40	19.19	—	—		—	—	57.04	0.48		0.48		(0.40)	(0.40)	(0.40)	(0.21)	50.70	50.61	48		718,766
Year ended June 30, 2020	25.04	(0.10)	12.91	12.81	—	—		—	—	37.85	0.48		0.48		(0.34)	(0.34)	(0.34)	(0.10)	51.16	51.46	38		272,512
Year ended June 30, 2019	24.06	(0.06)	1.04	0.98	—	—		—	—	25.04	0.48		0.48		(0.28)	(0.28)	(0.31)	(0.07)	4.07	3.69	55		48,834
For the period 06/05/18** - 06/30/18	25.00	(0.01)	(0.93)	(0.94)	—	—		—	—	24.06	0.48		0.48		(0.48)	(0.48)	(0.48)	(0.01)	(3.76)	(3.52)	8		51,735
O’Shares Europe Quality Dividend ETF
For the six months ended 12/31/21 (unaudited)	28.00	0.06	1.76	1.82	(0.36)	—		—	(0.36)	29.46	0.48		0.48		0.44	0.44	0.34	$0.05	6.54	5.87	26		41,249
Year ended June 30, 2021	22.28	0.55	5.97	6.52	(0.80)	—		—	(0.80)	28.00	0.48		0.48		2.18	2.18	2.15	0.54	29.72	29.67	42		26,597
Year ended June 30, 2020	24.28	0.64	(1.95)	(1.31)	(0.69)	—		—	(0.69)	22.28	0.48		0.48		2.72	2.72	2.70	0.63	(5.44)	(4.70)	72	(13)	17,821
Year ended June 30, 2019	23.94	0.76	0.44	1.20	(0.86)	—		—	(0.86)	24.28	0.48		0.48		3.23	3.23	3.15	0.74	5.16	5.25	35		25,498
Year ended June 30, 2018	24.69	0.69	(0.55)	0.14	(0.89)	—		—	(0.89)	23.94	0.60	(12)	0.58	(12)	2.75	2.77	2.76	0.69	0.53	(0.41)	30		40,698
Year ended June 30, 2017	23.17	0.75	1.34	2.09	(0.57)	—		—	(0.57)	24.69	0.61	(12)	0.58	(12)	3.21	3.24	3.05	0.70	9.18	8.91	30		62,947

B-12

**	Commencement of investment operations.

(1)	Net investment income (loss) per share is based on average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	Had certain expenses not been waived during the periods, if applicable, total returns would have been lower.

(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(7)	In-kind transactions are not included in portfolio turnover calculations.

(8)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(9)	Per share amount is less than $0.01.

(10)	This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(11)	This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(12)	Reference Note 4 in the Notes to the Financial Statements.

(13)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

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Appendix C - SERVICE PROVIDERS

Target Funds

Adviser

O’Shares acts as each Target Fund’s investment adviser pursuant to investment advisory agreements with OSI ETF Trust on behalf of the Target Fund. O’Shares is a Delaware limited liability company with its principal offices located at 1010 Sherbrooke St. West, Suite 2105, Montreal, QC H3A 2R7 (Canada). O’Shares was founded in 2016.

Sub-Adviser

Vident acts as each Target Fund’s sub-adviser pursuant to an investment sub-advisory agreement with O’Shares. Vident is a Delaware limited liability company with its principal offices located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. Vident was founded in 2014.

Portfolio Managers

The portfolio managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.

Austin Wen, CFA has seven years of investment management experience. Mr. Wen is a Portfolio Manager at Vident, specializing in portfolio management and trading of equity portfolios and commodities based portfolios, as well as risk monitoring and investment analysis. Previously, Mr. Wen was an analyst for Vident Financial, working on the development and review of investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Rafael Zayas, CFA, is a Portfolio Manager for Vident and has over 15 years of investment management experience. Mr. Zayas became SVP, Head of Portfolio Management and Trading ETF at Vident in June 2020. From 2017 to 2020, he was Senior Portfolio Manager – International Equity at Vident and his investment management experience includes managing international equity portfolios, including in emerging and frontier markets. Prior to joining Vident, he was a Portfolio Manager – Direct Investments for seven years at Russell Investments, a global asset manager, where he co-managed more than $4 billion in quantitative strategies across global markets, including the Russell Strategic Call Overwriting Fund, a mutual fund. Mr. Zayas also helped Russell Investments launch its sponsored ETF initiative and advised on index methodologies. Prior to joining Russell Investments, Mr. Zayas was a Portfolio Manager – Equity Indexing at Mellon Capital Management, where he managed assets for internationally listed global equity ETFs. Mr. Zayas graduated with a B.S. in Electrical Engineering from Cornell University and obtained a Certificate in Computational Finance and Risk Management from the University of Washington. He also attained the Chartered Financial Analyst designation in 2010.

The Target Funds’ statement of additional information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of shares of the Target Funds.

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Distributor

Foreside Fund Services, LLC (the “Foreside”) serves as the distributor of Creation Units for the Target Funds on an agency basis. OSI ETF Trust has entered into a Distribution Agreement (“Distribution Agreement”), under which Foreside, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to OSI ETF Trust’s custodian and transfer agent. Foreside is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares will be continuously offered for sale only in Creation Units. Foreside also acts as an agent for OSI ETF Trust for those activities described within the Distribution Agreement. Foreside will deliver a prospectus to Authorized Participants purchasing shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. Foreside has no role in determining the investment policies of the Target Funds or which securities are to be purchased or sold by the Target Funds. No compensation is payable by OSI ETF Trust to Foreside for such distribution services. However, O’Shares has entered into an agreement with Foreside under which it makes payments to Foreside in consideration for its services under the Distribution Agreement. The payments made by O’Shares to Foreside do not represent an additional expense to OSI ETF Trust or its shareholders.

Administrator, Custodian and Transfer Agent

J.P. Morgan Chase Bank, N.A. (“JPMorgan”) serves as administrator, custodian and transfer agent for the Target Funds. JPMorgan’s principal address is 4 Metrotech Center, Brooklyn, New York 11245. Under the Administration Agreement with OSI ETF Trust, JPMorgan, subject to the general supervision of the OSI ETF Board, provides various administrative, compliance, tax, accounting and financial reporting services for the maintenance and operations of OSI ETF Trust and the Target Funds. In addition, JPMorgan makes available the office space, equipment, personnel and facilities required to provide such services. Under the Global Custody Agreement with OSI ETF Trust, JPMorgan (“Custodian”) holds OSI ETF Trust’s cash and securities, maintains such cash and securities in separate accounts in the name of OSI ETF Trust, maintains a statement of accounts for each account of OSI ETF Trust, and may provide other services pursuant to the Custody Agreement and related agreements. The Custodian, upon the order of OSI ETF Trust, receives, delivers and releases securities and makes payments for securities purchased by OSI ETF Trust for the Target Funds. The Custodian is authorized to appoint one or more sub-custodians and is authorized to appoint foreign custodians or foreign custody managers for OSI ETF Trust investments outside the United States. Pursuant to an Agency Services Agreement with OSI ETF Trust, JPMorgan (“Transfer Agent”) acts as transfer agent for OSI ETF Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of OSI ETF Trust. JPMorgan also provides services, as applicable, for any wholly-owned subsidiary of the Target Funds. As compensation for the foregoing services, JPMorgan receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by OSI ETF Trust from OSI ETF Trust’s custody account with JPMorgan.

Independent Registered Public Accounting Firm

BBD, LLP (“BBD”), 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm to the Target Funds. BBD provides audit services and tax return preparation and assistance.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103 serves as OSI ETF Trust’s legal counsel.

Principal Financial Officer, Chief Compliance Officer and AML Officer Services Agreements

OSI ETF Trust has entered into agreements with Foreside Fund Officer Services LLC (“Foreside Compliance”), with its principal place of business at Three Canal Plaza, Suite 100, Portland, ME 04101, pursuant to which Foreside Compliance provides OSI ETF Trust with the services of individual(s) to serve as the Trust’s Chief Compliance Officer, AML compliance officer and Principal Financial Officer. Foreside Compliance does not have a role in determining the investment policies of OSI ETF Trust or the Target Funds, or which securities are to be purchased or sold by OSI ETF Trust or a Target Fund.

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Acquiring Funds

Adviser

ALPS Advisors acts as the Acquiring Funds’ investment adviser pursuant to an advisory agreement with ALPS ETF Trust on behalf of the Acquiring Funds. ALPS Advisors, located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, is registered with the SEC as an investment adviser. As of December 31, 2021, ALPS Advisors provided supervisory and management services on approximately $17.3 billion in assets through closed-end funds, mutual funds and exchange-traded funds.

Portfolio Managers

Ryan Mischker, Senior Vice President, Portfolio Management & Research and Andrew Hicks, Senior Vice President, Index Management of ALPS Advisors are the Portfolio Managers of the Acquiring Funds and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been Portfolio Manager for the Acquiring Funds since their inception. Prior to joining ALPS Advisors, Mr. Mischker served as Compliance Manager of ALPS, where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Hicks is Senior Vice President, Index Management at ALPS Advisors and has been a Portfolio Manager of the Acquiring Funds since their inception. He joined the firm as a Portfolio Manager in 2015. Prior to ALPS, Mr. Hicks was a senior equity trader and global research analyst with Virtus Investment Partners and SCM Advisors, an affiliate of Virtus. Mr. Hicks began his career in semiconductor equity research at Citi, and he earned an accounting degree from Miami University (Ohio) while interning each summer on the American Stock Exchange in New York City.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of each Fund.

Distributor

ALPS Portfolio Solutions Distributor, Inc. is the distributor of the Acquiring Funds’ Shares. The Distributor has entered into a Distribution Agreement with ALPS ETF Trust pursuant to which it distributes Acquiring Fund shares. Shares are continuously offered for sale by each Acquiring Fund through the Distributor only in Creation Unit Aggregations, as described in “Creation and Redemption of Creation Unit Aggregations” in the Acquiring Funds’ Statement of Additional Information.

Administrator

ALPS Fund Services, Inc. serves as ALPS ETF Trust’s administrator. Pursuant to an administration agreement, ALPS Fund Services provides certain administrative, bookkeeping and accounting services to ALPS ETF Trust. For the services, ALPS Fund Services receives a fee, accrued daily and paid monthly by ALPS Advisors from the management fee. ALPS Fund Services is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

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Custodian and Transfer Agent

State Street Bank and Trust Company (“SSB”) serves as custodian for each Acquiring Fund pursuant to a Custodian Agreement. As custodian, SSB holds each Acquiring Fund’s assets. SSB also serves as transfer agent for the Acquiring Funds pursuant to a Transfer Agency and Service Agreement. As compensation for the foregoing services, SSB receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by ALPS Advisors from the management fee.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as each Acquiring Fund’s independent registered public accounting firm. They audit each Acquiring Fund’s financial statements and perform other related audit services.

Legal Counsel

Dechert LLP, 1095 Avenue of the Americas, New York, New York, 10036, is counsel to ALPS ETF Trust.

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Appendix D - PRINCIPAL RISKS FOR THE TARGET FUNDS

The below investment risks are applicable to each of the Target Funds, except as otherwise noted. The risks of the Target Funds listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of the Acquiring Funds.

Authorized Participants Concentration Risk. The Target Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Target Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Target Fund and no other Authorized Participant steps in, shares of the Target Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Target Fund may invest is rapidly rising.

Cash Transactions Risk (O’Shares Global Internet Giants ETF only). To the extent that the Target Fund effects its creations and redemptions partially for cash, rather than for in-kind securities, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Target Fund might not have recognized if it were to distribute portfolio securities in-kind. Therefore, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry or group of industries, the Target Fund is also expected to be concentrated in that industry or group of industries, which may subject the Target Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk (O’Shares Global Internet Giants ETF and O’Shares Europe Quality Dividend ETF only). The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.

Dividend-Paying Stocks Risk (O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ET, and O’Shares Europe Quality Dividend ETF only). The Target Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Target Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Target Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETFs and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Target Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Target Fund’s operating expenses may be higher and performance may be lower.

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Emerging Markets Risk (O’Shares Global Internet Giants ETF only). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability, limited or unreliable information regarding the issuer, greater limitations on the rights and remedies of shareholders, and are more susceptible to loss than investments in developed markets. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy.

Europe Risk (O’Shares Europe Quality Dividend ETF only). Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the United Kingdom’s withdrawal from membership in the EU. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Target Fund’s portfolio.

Foreign Investment Risk (O’Shares Global Internet Giants ETF and O’Shares Europe Quality Dividend ETF only). Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Target Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Target Fund’s returns.

Geographic Concentration Risk (O’Shares Global Internet Giants ETF and O’Shares Europe Quality Dividend ETF only). Because the Target Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

China Risk (O’Shares Global Internet Giants ETF only). Investments in Chinese securities, including certain Hong Kong-listed securities, subject the Target Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, including restrictions on the Public Company Accounting Oversight Board’s (“PCAOB”) access to public accounting firms, and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Target Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

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For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. To the Advisor’s knowledge, the Chinese government has never approved VIE structures. Investments through a VIE structure are subject to the risk that the VIE will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or contracts between the VIE and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Target Fund’s associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company.

Growth Securities Risk (O’Shares Global Internet Giants ETF only). The Target Fund invests in securities exhibiting growth characteristics. Growth securities may be more volatile and perform differently than the broad market. They may underperform when compared to securities with different characteristics. Growth securities may be sensitive to economic conditions and tend to perform better during periods of economic recovery (although there is no assurance that they will continue to do so). As a result, growth securities may outperform or underperform the broad market over time.

Index-Related Risk. The Target Fund is managed with an investment strategy that attempts to track the performance of the Underlying Index. As a result, the Target Fund expects to hold constituent securities of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Target Fund’s return to be lower than if the Target Fund employed an active strategy.

Risks related to the Index Provider. There is no assurance that the Index Provider or the index calculation agent will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indexes, and does not guarantee that the Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Target Fund that are caused by Index Provider or index calculation agent errors will therefore be borne by the Target Fund and its shareholders. The Underlying Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

International Closed Market Trading Risk (O’Shares Global Internet Giants ETF and O’Shares Europe Quality Dividend ETF only). Because the Target Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Target Fund trading at a discount or premium to NAV that may be greater than those incurred by other ETFs.

Internet Companies Risk (O’Shares Global Internet Giants ETF only). Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

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Large Capitalization Securities Risk (O’Shares U.S. Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF only). The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Target Fund’s returns because the Target Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. The market values of the Target Fund’s investments, and therefore the value of the Target Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Target Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Target Fund, which could have a negative impact on the Target Fund.

COVID-19 Risk. The value of the securities in which the Target Fund invests may be affected by certain events or developments that adversely interrupt the global supply chain such as pandemics. The outbreak of COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the Target Fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the Target Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Mid-Capitalization Securities Risk (O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF only). The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk. The Underlying Index, and thus the Target Fund, seeks to achieve specific factor exposures identified in the Target Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance the Target Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified in the Target Fund’s principal investment strategies.

Non-Diversification Risk (O’Shares Global Internet Giants ETF only). The Target Fund is classified as “non-diversified” under the 1940 Act, which means that the Target Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Target Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Premium-Discount Risk. Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Target Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Portfolio Turnover Risk (O’Shares U.S. Small-Cap Quality Dividend ETF only). Portfolio turnover is a measure of how frequently the Target Fund’s portfolio securities are bought and sold. The Target Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. High portfolio turnover rates generally increase transaction costs, which may reduce the Target Fund’s returns, and may result in increased taxable distributions.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Sampling Risk. To the extent the Target Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting a security held by the Target Fund could result in a greater decline in NAV than would be the case if the Target Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to a security in the Underlying Index that is not held by the Target Fund could cause the Target Fund to underperform the Underlying Index. To the extent the assets in the Target Fund are smaller, these risks will be greater.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Target Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Underlying Index, and thereby the Target Fund, emphasizes, from time to time, investments in a particular sector, the Target Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Target Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Communication Services Sector Risk (O’Shares Global Internet Giants ETF only). Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Consumer Discretionary Sector Risk (O’Shares Global Internet Giants ETF only). The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Industrials Sector Risk (O’Shares U.S. Small-Cap Quality Dividend ETF only). Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

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Information Technology Sector Risk (O’Shares Global Internet Giants ETF only). Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Small Capitalization Securities Risk (O’Shares U.S. Small-Cap Quality Dividend ETF only). The securities of small capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Small and Mid-Capitalization Securities Risk (O’Shares Global Internet Giants ETF only). The securities of small and mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. Tracking error is the divergence of the Target Fund’s performance from that of the Underlying Index. Tracking error may occur due to, among other things, fees and expenses paid by the Target Fund, including the cost of buying and selling securities that are not reflected in the Underlying Index. If the Target Fund is small, it may experience greater tracking error. If the Target Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index. In addition, the Target Fund’s NAV may deviate from the Underlying Index if the Target Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent the Target Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Target Fund employed a full replication strategy.

Volatility Risk (O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, and O’Shares Europe Quality Dividend ETF only). There is a risk that the present and future volatility of a security, relative to the Underlying Index, will not be the same as it historically has been and thus that the Underlying Index will not be exposed to the less volatile securities in the Underlying Index. Volatile stocks are subject to sharp swings in value.

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Appendix E - SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

As of March 24, 2022, the Trustees and officers of ALPS ETF Trust as a group owned less than 1% of the outstanding equity securities of the Target Funds or the Acquiring Funds.

Although OSI ETF Trust does not have information concerning the beneficial ownership of shares of the Target Funds held in the names of participants in DTC with access to the Depository Trust Company (“DTC”) system (“DTC Participants”), as of February 28, 2022, the name, address and percentage ownership of each DTC Participant that owned of record or is known by the Target Funds to own beneficially 5% or more of the outstanding shares of a Target Fund is set forth in the table below.

O’Shares U.S. Quality Dividend ETF
Nominee Name/Address
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	18.38%
Morgan Stanley Smith Barney P.O. Box 20 New York, NY 10008-0020	17.12%
National Financial Services LLC P.O. Box 673004 Dallas, TX 75267	11.49%
RBC Capital Markets, LLC 200 Vesey Street, 9th Floor New York, NY 10281	6.82%
LPL Financial LLC P.O. Box 509043 San Diego, CA 92150-9043	5.61%
TD Ameritrade Clearing, Inc. P.O. Box 2577 Omaha, NE 68103	5.42%
Merrill Lynch, Pierce, Fenner & Smith Inc. 1600 Merrill Lynch Drive Pennington, NJ 08534	5.24%

O’Shares U.S. Small-Cap Quality Dividend ETF
Nominee Name/Address
Morgan Stanley Smith Barney P.O. Box 20 New York, NY 10008-0020	17.50%
TD Ameritrade Clearing, Inc. P.O. Box 2577 Omaha, NE 68103	13.78%
UBS Financial Services Inc. 1285 Avenue of the Americas New York, NY 10019	12.51%

E-1

National Financial Services LLC P.O. Box 673004 Dallas, TX 75267	9.72%
Charles Schwab & Co., Inc. ATTN: Proxy P.O. Box 64930 Phoenix, AZ 85082	7.77%
Merrill Lynch, Pierce, Fenner & Smith Inc. 1600 Merrill Lynch Drive Pennington, NJ 08534	6.89%
LPL Financial LLC P.O. Box 509043 San Diego, CA 92150-9043	6.42%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.96%

O’Shares Global Internet Giants ETF
Nominee Name/Address
National Financial Services LLC P.O. Box 673004 Dallas, TX 75267	14.97%
TD Ameritrade Clearing, Inc. P.O. Box 2577 Omaha, NE 68103	12.08%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	9.30%
Charles Schwab & Co., Inc. ATTN: Proxy P.O. Box 64930 Phoenix, AZ 85082	7.94%
RBC Capital Markets, LLC 200 Vesey Street, 9th Floor New York, NY 10281	6.42%
Merrill Lynch, Pierce, Fenner & Smith Inc. 1600 Merrill Lynch Drive Pennington, NJ 08534	6.08%

O’Shares Europe Quality Dividend ETF
Nominee Name/Address
National Financial Services LLC P.O. Box 673004 Dallas, TX 75267	32.17%

E-2

Charles Schwab & Co., Inc. ATTN: Proxy P.O. Box 64930 Phoenix, AZ 85082	9.98%
TD Ameritrade Clearing, Inc. Attn: Mandi Foster P.O. Box 2577 Omaha, NE 68103	8.28%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.16%
UBS Financial Services Inc. 1285 Avenue of the Americas New York, NY 10019	6.94%
Merrill Lynch, Pierce, Fenner & Smith Inc. 1600 Merrill Lynch Drive Pennington, NJ 08534	6.81%
Schwab & Co., Inc. (retail) ATTN: Proxy P.O. Box 64930 Phoenix, AZ 85082	6.75%
CACEIS Bank Spain Parque empresarial La FincaPaseo Club Deportivo, 1 Edificio 4 – Planta Segunda 28223 Pozuelo de Alarcón (Madrid)	5.70%

A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund and may be able to exercise a controlling influence over any matter submitted to shareholders of that Fund.

E-3

Appendix F - INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

	Target Funds	Acquiring Funds
Concentration	The Fund will not concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers (excluding investment companies) of one or more particular industries, except that the Fund will concentrate to approximately the same extent that its Target Index concentrates in the investments of such particular industry or industries.	A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Fund’s Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
Borrowing	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	A Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).
Lending	The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.
Commodities	The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.	A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).
F-1

Underwriting	The Fund may not engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	A Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.
Real Estate	The Fund may not purchase or sell real estate, except: (i) to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (ii) that it may invest in securities or other instruments directly or indirectly secured by real estate and invest in securities or other instruments issued by issuers that invest in real estate.	A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).
Issuing Senior Securities	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	A Fund may not issue senior securities, except as permitted under the 1940 Act.
Diversification	Each of the Funds, with the exception of the O’Shares Global Internet Giants ETF, is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act. A Fund may not change from “diversified” to “non-diversified” without the approval of a “majority” of the outstanding voting securities of that Fund.	The Funds, with the exception of the ALPS | O’Shares Global Internet Giants ETF, are diversified series of the ALPS ETF Trust. The ALPS | O’Shares Global Internet Giants ETF is a non-diversified series of the ALPS ETF Trust. For each Fund classified as a diversified fund, the Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of the issuer. A diversified fund may not change to a non-diversified fund without shareholder approval.

Non-Fundamental Investment Restrictions

Each Acquiring Fund is subject to the following non-fundamental restrictions and policies which may be changed by the ALPS ETF Board without shareholder approval. Each Acquiring Fund may not:

1.	Sell securities short, unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

F-2

2.	Purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

3.	Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

4.	Invest in illiquid securities if, as a result of such investment, more than 15% of a Fund’s net assets would be invested in illiquid securities.

5.	Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, a Fund may invest in securities of issuers that engage in these activities.

More information about the Acquiring Funds’ fundamental and non-fundamental investment restrictions is included in the Acquiring Funds’ Statement of Additional Information.

F-3

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR PROXY VOTE TODAY!**

PROXY VOTING OPTIONS

1. **MAIL** your signed, dated and voted proxy back in the postage paid envelope provided.

2. **ONLINE** at **vote.proxyonline.com** using your *control number* found below.

3. **PHONE** dial toll-free **888-227-9349** to reach an automated touchtone voting line.

4. **LIVE** with a proxy representative when you call toll-free **800-622-1569** Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

CONTROL NUMBER **SAMPLE**

[***FUND NAME HERE***]

A SERIES OF OSI ETF Trust (the "Trust")

The undersigned hereby revokes all previous proxies for his/her shares of beneficial interest of the Fund named above (the "Fund") and appoints Connor O'Brien and Louise Anne Poirier, and each of them, proxies of the undersigned with full power of substitution to vote all shares of beneficial interest of the Fund that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Trust (the "Special Meeting") to be held virtually on May 18, 2022, at 11:00 a.m. Eastern Time, or at any postponements or adjournments thereof, upon the matter set forth on the reverse side of this Proxy Card (the "Proposal") and instructs them to vote in their discretion upon such other business as may properly come before the Special Meeting. The undersigned hereby acknowledges receipt of the Notice of Special Meeting and the Proxy Statement/Prospectus dated [XXXX], 2022.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MAY 18, 2022. The Prospectus/Proxy Statement is also available at https://vote.proxyonline.com/oshares/docs/2022.pdf.

IF YOU CHOOSE TO VOTE BY MAIL PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE. (Remember you can also vote by internet, telephone or with a representative per the instructions above.)

Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free **800-622-1569.** Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. and Saturday 10:00 a.m. to 6:00 p.m. Eastern Time.

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]#

[***FUND NAME HERE****]

PROXY CARD

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. Please sign exactly as your name appears on this proxy card. If shares are held jointly, one or more owners should sign. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one trustee or fiduciary name appears on this proxy card, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

____

SIGNATURE (AND TITLE IF APPLICABLE) DATE

____

SIGNATURE (IF HELD JOINTLY) DATE

IF YOU CHOSE TO MAIL THIS PROXY CARD, MAKE SURE TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. Remember you can also vote on the internet, by telephone or with a representative. Please see the reverse side for instructions.

This proxy is solicited by the Board of Trustees of OSI ETF Trust, on behalf of the Fund. Based in part on management's recommendation, the Board recommends that you vote "FOR" the Proposal. This proxy will be voted as specified. **If no specification is made, this proxy shall be voted FOR the Proposal.** If any other matter is properly presented at the Special Meeting, the proxy holders will vote in accordance with their best judgment.

BASED IN PART ON MANAGEMENT'S RECOMMENDATION, THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

TO VOTE, MARK ONE CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

	FOR	AGAINST	ABSTAIN
1. To approve the Agreement and Plan of Reorganization providing for the reorganization of the Fund, a series of OSI ETF Trust, into a corresponding newly created series of ALPS ETF Trust.	○	○	○

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]#

PART B
ALPS ETF Trust

Statement of Additional Information

APRIL 13, 2022

THE ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
O’Shares U.S. Quality Dividend ETF	ALPS | O’Shares U.S. Quality Dividend ETF
O’Shares U.S. Small-Cap Quality Dividend ETF	ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF
O’Shares Global Internet Giants ETF	ALPS | O’Shares Global Internet Giants ETF
O’Shares Europe Quality Dividend ETF	ALPS | O’Shares Europe Quality Dividend ETF
(each a series of OSI ETF Trust) 75 State Street Suite 100 Boston, Massachusetts 02109	(each a series of ALPS ETF Trust) 1290 Broadway Suite 1000 Denver, Colorado 80203

(each an open-end management investment company)

This Statement of Additional Information of ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF (the “Acquiring Funds”) (“SAI”), each a series of ALPS ETF Trust, is available to the shareholders of each of O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF (the “Target Funds”), each a series of OSI ETF Trust, in connection with proposed transactions whereby all of the assets of each Target Fund will be transferred to, and the liabilities of each Target Fund will be assumed by, its respective Acquiring Fund, as set forth above (the Acquiring Funds and the Target Funds are collectively referred to herein as the “Funds,” each a “Fund”), in exchange for shares of such Acquiring Fund (the “Reorganizations”).

1

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Funds consists of these introductory pages and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein.

●	The Prospectus of the Target Funds, dated October 31, 2021, as supplemented (Accession Number 0001387131-21-010490);
●	The Prospectus of the Acquiring Funds, dated April 7, 2022 (Accession Number 0001398344-22-007108);
●	The Statement of Additional Information of the Target Funds, dated October 31, 2021, as supplemented (Accession Number 0001387131-21-010490);
●	The Statement of Additional Information of the Acquiring Funds, dated April 7, 2022 (Accession Number 0001398344-22-007108);
●	The Annual Report to shareholders of the Target Funds for the fiscal year ended June 30, 2021 (Accession Number 0001387131-21-009207); and
●	The Semi-Annual Report to shareholders of the Target Funds for the fiscal period ended December 31, 2021 (Accession Number 0001387131-22-002861).

Because the Acquiring Funds have not yet commenced operations as of the date of this SAI, no financial statements, annual or semi-annual reports for the Acquiring Funds are available at this time.

This SAI is not a prospectus. A Proxy Statement/Prospectus dated April 13, 2022 relating to the Reorganizations of the Target Funds may be obtained, without charge, by writing to the Acquiring Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., at 1290 Broadway, Suite 1000, Denver, Colorado 80203, or by calling toll free 1-866-759-5679. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of each Target Fund, and the fees and expenses of each corresponding Acquiring Fund on a pro forma basis after giving effect to each proposed Reorganization, are included in in the Proxy Statement/Prospectus in the description of each Proposal.

The Reorganizations will not result in a material change to any of the Target Funds’ portfolio holdings, as each Acquiring Fund has the same or substantially similar investment objectives, investment strategies, and investment restrictions as its corresponding Target Fund. As a result, schedules of investments of the Target Funds modified to show the effects of the Reorganizations are not required and are not included.

There are no material differences in the accounting policies of each Target Fund as compared to those of its corresponding Acquiring Fund.

ADDITIONAL INFORMATION

The Target Funds are advised by O’Shares Investment Advisers, LLC (“O’Shares”) and sub-advised by Vident Investment Advisory, LLC (“Vident”). The Acquiring Funds are advised by ALPS Advisors, Inc. (“ALPS Advisors”). Each Target Fund is organized as a separate series of OSI ETF Trust, an open-end management investment company established under Delaware law as a Delaware statutory trust. For more information on the history of OSI ETF Trust, see the Statement of Additional Information of the Target Funds, dated October 31, 2021 (as may be supplemented from time to time). Each Acquiring Fund is organized as a separate series of ALPS ETF Trust, an open-end management investment company organized as a Delaware statutory trust.

2

In connection with the Reorganizations, shareholders of each Target Fund would receive shares of the corresponding Acquiring Fund. Shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Each Target Fund pays O’Shares an advisory fee for its services payable on a monthly basis at an annual rate of 0.48% based on the average daily net assets of the Target Fund. Each Acquiring Fund pays ALPS Advisors a unitary fee of 0.48% for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Acquiring Fund’s average daily net assets, subject to the following breakpoints:

Fund	Advisory Fee
ALPS | O’Shares U.S. Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares Global Internet Giants ETF		0.48%
ALPS | O’Shares Europe Quality Dividend ETF		0.48%

Each Acquiring Fund is managed by ALPS Advisors. Pursuant to an investment advisory agreement between ALPS Advisors and ALPS ETF Trust (the “ALPS Advisory Agreement”), ALPS Advisors is responsible for all expenses of the Acquiring Funds, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Acquiring Funds’ business.

Under the ALPS Advisory Agreement, ALPS Advisors will not be liable for any error of judgment or mistake of law or for any loss suffered by an Acquiring Fund in connection with the performance of the ALPS Advisory Agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of ALPS Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

O’Shares acts as each Target Fund’s investment adviser pursuant to investment advisory agreements with OSI ETF Trust on behalf of the Target Fund (the “O’Shares Advisory Agreements”).

3

Under the O’Shares Advisory Agreements, O’Shares bears all of the ordinary operating expenses of the Target Funds, except for (i) the advisory fee, (ii) payments under the Target Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which OSI ETF Trust or a Target Fund may be a party and indemnification of the OSI ETF Trustees and officers with respect thereto), and (viii) other extraordinary or non-routine expenses.

The O’Shares Advisory Agreements provide that O’Shares will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust, or any of its shareholders in connection with the matters to which the O’Shares Advisory Agreements relate, but will be liable for losses resulting from willful misfeasance, bad faith or gross negligence on the Adviser’s part in the performance of the Adviser’s duties, or from reckless disregard by the Adviser of the Adviser’s duties or obligations under the O’Shares Advisory Agreements. The O’Shares Advisory Agreements also provide that directors, officers or employees of the Adviser may engage in other business, devote time and attention in part to any other business whether of a similar or dissimilar nature, and the Adviser may render investment advisory services to others.

Vident acts as sub-adviser to the Target Funds pursuant to an investment sub-advisory agreement with O’Shares (the “O’Shares Sub-Advisory Agreement”). Under the O’Shares Sub-Advisory Agreement, O’Shares pays Vident a fee for its services. The O’Shares Sub-Advisory Agreement provides that Vident will not be liable for any error of judgment or mistake of law or for any loss suffered by O’Shares, any Target Fund, OSI ETF Trust, or any of its shareholders, in connection with the matters to which the O’Shares Sub-Advisory Agreement relates, but will be liable for losses resulting from willful misconduct, bad faith or gross negligence on Vident’s part in the performance of Vident’s duties or from reckless disregard by Vident of its duties or obligations under the O’Shares Sub-Advisory Agreement. The O’Shares Sub-Advisory Agreement also provides that directors, officers or employees Vident may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and Vident may render investment advisory services to others.

Under the O’Shares Sub-Advisory Agreement, O’Shares pays Vident a variable fee (the “Variable Fee”), subject to certain minimum amounts and caps, calculated based on the aggregate average daily net assets under management (“AUM”) of all the series of OSI ETF Trust sub-advised by Vident, at the annual rates indicated below, plus one additional basis point for AUM attributable to non-domestic assets. Beginning May 1, 2020, basis points are charged on AUM in excess of $457,508,627 for O’Shares U.S. Quality Dividend ETF and $19,024,137 for O’Shares Europe Quality Dividend ETF.

AUM	Variable Fee (basis points)
$0 - $250,000,000	4
$250,000,001 - $500,000,000	3
$500,000,001 - $1,000,000,000	2
> $1,000,000,001	1

The following table identifies the various service providers to the Funds.

	Target Funds	Acquiring Funds
Investment Adviser	O’Shares	ALPS Advisors
Sub-Adviser	Vident Investment Advisory, LLC	None
Index Provider	O’Shares	O’Shares
Distributor	Foreside Fund Services, LLC	ALPS Portfolio Solutions Distributor, Inc.
Administrator	J.P. Morgan Chase Bank, N.A.	ALPS Fund Services, Inc.
Custodian/Transfer Agent	J.P. Morgan Chase Bank, N.A.	State Street Bank & Trust Co.
Independent Registered Public Accounting Firm	BBD, LLP	BBD, LLP
Legal Counsel	Stradley Ronon Stevens & Young LLP	Dechert LLP

4

The fiscal year end for each of the Target Funds is June 30 and each of the Acquiring Funds is June 30.

Each Target Fund has an identical investment objective as its corresponding Acquiring Fund. In addition, there are no material differences between each Target Fund’s principal investment strategies and its corresponding Acquiring Fund. As a result, O’Shares does not anticipate that it will need to sell a significant portion of any Target Fund’s holdings if the Reorganization is approved by shareholders. If any of a Target Fund’s holdings are sold prior to the closing date of the Reorganization, the proceeds of such sales may be invested in securities that are anticipated to facilitate the Reorganization or in temporary investments, which will be delivered to such Acquiring Fund at the closing date of the Reorganization.

It is anticipated that each Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, none of the Target Funds, the Acquiring Funds, or their respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements (except with respect to cash received in lieu of fractional shares, if any).

ALPS Advisors and O’Shares will bear all costs associated with the Reorganizations, regardless of whether the Reorganizations are consummated, other than brokerage commissions and other transaction costs incurred by the Acquiring Funds and Target Funds, which will be borne by the Acquiring Funds and Target Funds, respectively, and, if any, are expected by ALPS Advisors and O’Shares to be immaterial. The Acquiring Funds, the Target Funds and their respective shareholders will not bear any other direct costs arising in connection with the transactions contemplated by the Reorganization Agreement. Shareholders will continue to pay transaction costs associated with normal Fund operation, including brokerage or trading expenses.

5

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated by reference herein.

The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to a Declaration of Trust, dated September 13, 2007 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a) For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c) In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(a) A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(b) “Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(c) “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 16. Exhibits

1.	Amended and Restated Declaration of Trust of Registrant dated September 14, 2015.(5).

2.	By-Laws of Registrant dated September 13, 2007.(2).

3.	Not Applicable.

4.	Form of Agreement and Plan of Reorganization attached as Appendix A to the Proxy Statement/Prospectus is incorporated herein by reference.

5.	See Amended and Restated Declaration of Trust.

6.	(a) Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. dated May 31, 2018 with respect to the ALPS International Sector Dividend Dogs ETF RiverFront Strategic Income Fund, Alerian MLP ETF, RiverFront Dynamic Unconstrained Income ETF, RiverFront Dynamic Core Income ETF, RiverFront Dynamic US Dividend Advantage ETF, RiverFront Dynamic US Flex-Cap ETF.(7).

(i)	Amendment dated June 29, 2018 to the Investment Advisory Agreement dated May 31, 2018 with respect to the ALPS REIT Dividend Dogs ETF (f/k/a Cohen & Steers Global Realty Majors ETF), ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, ALPS Emerging Sector Dividend Dogs ETF and ALPS Clean Energy ETF.(7).

(ii)	Amendment dated August 21, 2018 to the Investment Advisory Agreement dated May 31, 2018 with respect to the ALPS Equal Sector Weight ETF, Alerian Energy Infrastructure ETF, ALPS Medical Breakthroughs ETF, and ALPS Disruptive Technologies ETF.(7).

(iii)	Amendment dated November 1, 2018 to the Investment Advisory Agreement dated May 31, 2018.(7).

(iv)	Amendment dated January 2, 2020 to the Investment Advisory Agreement dated May 31, 2018 with respect to the ALPS REIT Dividend Dogs ETF.(8).

(v)	Amendment dated February 1, 2021 to the Investment Advisory Agreement dated May 31, 2018 with respect to the ALPS Active REIT ETF.(10).

(vi)	Amendment dated July 1, 2021 to the Investment Advisory Agreement dated May 31, 2018 with respect to the ALPS Hillman Active Value ETF and Alerian Energy Infrastructure ETF.(12).

(vii)	Amendment dated August 27, 2021 to the Investment Advisory Agreement dated May 31, 2018 with respect to the ALPS Global Travel Beneficiaries ETF.(13).

(viii)	Amendment dated February 24, 2022 to the Investment Advisory Agreement dated May 31, 2018, with respect to the ALPS Intermediate Municipal Bond ETF.(17).

(ix)	Amendment dated February 16, 2022 to the Investment Advisory Agreement dated May 31, 2018, with respect to the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF.(18).

(b)	Sub-Advisory Agreement dated June 10, 2013 between the Trust and RiverFront Investment Group, LLC, with respect to the RiverFront Strategic Income Fund.(4).

(i)	Amendment dated March 31, 2016 to the Sub-Advisory Agreement dated June10, 2013 between the Trust and RiverFront Investment Group, LLC, with respect to the RiverFront Strategic Income Fund.(4).

(ii)	Amendment dated July 1, 2016 to the Sub-Advisory Agreement dated June10, 2013 between the Trust and RiverFront Investment Group, LLC, with respect to the RiverFront Strategic Income Fund.(4).

(iii)	Amendment dated November 1, 2018 to the Sub-Advisory Agreement dated June10, 2013 among the Trust, ALPS Advisors, Inc. and RiverFront Investment Group, LLC, with respect to the RiverFront Strategic Income Fund.(7).

(c)	Sub-Advisory Agreement dated May 31, 2018 among the Trust, ALPS Advisors, Inc. and RiverFront Investment Group, LLC, with respect to the RiverFront Dynamic Unconstrained Income ETF, RiverFront Dynamic Core Income ETF, RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF.(7).

(d)	Sub-Advisory Agreement dated February 1, 2021 among the Trust, ALPS Advisors, Inc. and GSI Capital Advisors LLC, with respect to the ALPS Active REIT ETF.(10).

(e)	Sub-Advisory Agreement dated July 1, 2021 among the Trust, ALPS Advisors, Inc. and Hillman Capital Management, Inc., with respect to the ALPS Hillman Active Value ETF.(12).

(f)	Sub-Advisory Agreement dated February 16, 2022, among the Trust, ALPS Advisors, Inc. and Browns Brother Harriman & Co., with respect to the ALPS Intermediate Municipal Bond ETF.(17).

(g)	Fee Waiver Letter Agreement, dated March 8, 2021, between the Trust and ALPS Advisors, Inc. with respect to the ALPS Equal Sector Weight ETF (11).
(h)	Fee Waiver Letter Agreement dated March 7, 2022, between the Trust and ALPS Advisors, Inc. with respect to the ALPS Equal Sector Weight ETF.(17).

7.	(a) Distribution Agreement dated April 16, 2018 between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to ALPS REIT Dividend Dogs ETF (f/k/a Cohen & Steers Global Realty Majors ETF), ALPS Equal Sector Weight ETF, Barron’s 400 ETF, ALPS International Sector Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, RiverFront Strategic Income Fund, Alerian MLP ETF, Alerian Energy Infrastructure ETF, RiverFront Dynamic Unconstrained Income ETF, RiverFront Dynamic Core Income ETF, RiverFront Dynamic US Dividend Advantage ETF, RiverFront Dynamic US Flex-Cap ETF, and ALPS Disruptive Technologies ETF.(7).

(i)	Amendment dated June 29, 2018 to Distribution Agreement dated April 16, 2018 between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Clean Energy ETF.(7).

(ii)	Amendment dated February 1, 2021 to Distribution Agreement dated April 16, 2018 between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Active REIT ETF.(10).

(iii)	Amendment dated July 1, 2021 to Distribution Agreement dated April 16, 2018 between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Hillman Active Value ETF.(12).

(iv)	Amendment dated August 27, 2021 to Distribution Agreement dated April 16, 2018 between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Global Travel Beneficiaries ETF.(13).

(v)	Amendment dated February 23, 2022 to Distribution Agreement dated April 16, 2018, between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Intermediate Municipal Bond ETF.(15).

(vi)	Amendment dated February 16, 2022 to Distribution Agreement dated April 16, 2018 between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF.(18).

(b)	Form of Authorized Participant Agreement.(10).

8.	Not Applicable.

9.	(a) Master Custodian Agreement between the Trust and State Street Bank and Trust dated June 30, 2015 with respect to the Alerian Energy Infrastructure Fund, Alerian MLP ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, ALPS REIT Dividend Dogs ETF (f/k/a Cohen & Steers Global Reality Majors ETF) and RiverFront Strategic Income Fund.(4).

(i)	Amendment dated June 2, 2016 to Master Custodian Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the RiverFront Dynamic Unconstrained Income ETF, RiverFront Dynamic Core Income ETF, RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF.(4).

(ii)	Amendment dated December 29, 2017 to Master Custodian Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Disruptive Technologies ETF.(5).

(iii)	Amendment dated June 29, 2018 to Master Custodian Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Clean Energy ETF.(7).

(iv)	Amendment dated February 1, 2021 to Master Custodian Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Active REIT ETF.(10).

(v)	Amendment dated July 1, 2021 to Master Custodian Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Hillman Active Value ETF.(12).

(vi)	Amendment dated August 27, 2021 to Master Custodian Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Global Travel Beneficiaries ETF.(13).

(vii)	Amendment dated March 4, 2022 to Master Custodian Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015, with respect to the ALPS Intermediate Municipal Bond ETF.(17).

(viii)	Form of Amendment dated _______, 2022 to Master Custodian Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015, with respect to the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF.(18).

10.	Not Applicable.

11.	Opinion and Consent of Counsel for ALPS ETF Trust.(16).

12.	Form of Opinion of Dechert LLP with respect to tax matters (filed herewith).

13.	(a) Amended and Restated Administration Agreement between the Trust and ALPS Fund Services, Inc. dated March 6, 2017 with respect to Alerian Energy Infrastructure Fund, Alerian MLP ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, ALPS REIT Dividend Dogs ETF (f/k/a Cohen & Steers Global Reality Majors ETF, RiverFront Strategic Income Fund, RiverFront Dynamic Unconstrained Income ETF, RiverFront Dynamic Core Income ETF, RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF.(4).

(i)	Amendment dated December 29, 2017 to the Amended and Restated Administration Agreement between the Trust and ALPS Fund Services, Inc. dated March 6, 2017 with respect to the ALPS Disruptive Technologies ETF.(5).

(ii)	Amendment dated June 29, 2018 to the Amended and Restated Administration Agreement between the Trust and ALPS Fund Services, Inc. dated March 6, 2017 with respect to the ALPS Clean Energy ETF.(7).

(iii)	Amendment dated February 1, 2021 to the Amended and Restated Administration Agreement between the Trust and ALPS Fund Services, Inc. dated March 6, 2017 with respect to the ALPS Active REIT ETF.(10).

(iv)	Amendment dated July 1, 2021 to the Amended and Restated Administration Agreement between the Trust and ALPS Fund Services, Inc. dated March 6, 2017 with respect to the ALPS Hillman Active Value ETF.(12).

(v)	Amendment dated August 27, 2021 to the Amended and Restated Administration Agreement between the Trust and ALPS Fund Services, Inc. dated March 6, 2017 with respect to the ALPS Global Travel Beneficiaries ETF.(13).

(vi)	Amendment dated February 23, 2022 to the Amended and Restated Administration Agreement between the Trust and ALPS Fund Services, Inc. dated March 6, 2017 with respect to the ALPS Intermediate Municipal Bond ETF.(15).

(vii)	Amendment dated February 16, 2022 to the Amended and Restated Administration Agreement between the Trust and ALPS Fund Services, Inc. dated March 6, 2017 with respect to the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF.(18).

(viii)	Report Modernization Addendum dated June 4, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 between the Trust and ALPS Fund Services, Inc. with respect to with respect to Alerian Energy Infrastructure Fund, Alerian MLP ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, ALPS REIT Dividend Dogs ETF (f/k/a Cohen & Steers Global Reality Majors ETF, RiverFront Strategic Income Fund, RiverFront Dynamic Unconstrained Income ETF, RiverFront Dynamic Core Income ETF, RiverFront Dynamic US Dividend Advantage ETF, RiverFront Dynamic US Flex-Cap ETF, ALPS Disruptive Technologies ETF and ALPS Clean Energy ETF.(9).

(ix)	Amendment dated June 28, 2018 to the Report Modernization Addendum dated June 4, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 between the Trust and ALPS Fund Services, Inc.(9).

(x)	Amendment dated February 1, 2021 to the Report Modernization Addendum dated June 4, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 between the Trust and ALPS Fund Services, Inc. related to the ALPS Active REIT ETF.(10).

(xi)	Amendment dated July 1, 2021 to the Report Modernization Addendum dated June 4, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 between the Trust and ALPS Fund Services, Inc. related to the ALPS Hillman Active Value ETF.(12).

(xii)	Amendment dated August 27, 2021 to the Report Modernization Addendum dated June 4, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 between the Trust and ALPS Fund Services, Inc. related to the ALPS Global Travel Beneficiaries ETF.(13).

(xiii)	Amendment dated February 24, 2022 to the Report Modernization Addendum dated June 4, 2018, to the Amended and Restated Administration Agreement dated March 6, 2017, between the Trust and ALPS Fund Services, Inc. related to the ALPS Intermediate Municipal Bond ETF. (18).

(xiv)	Form of Amendment dated ________ to the Report Modernization Addendum dated June 4, 2018, to the Amended and Restated Administration Agreement dated March 6, 2017, between the Trust and ALPS Fund Services, Inc. related to the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF.(18).

(xv)	Liquidity Risk Management Addendum dated December 1, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 among the Trust, ALPS Fund Services, Inc. and ALPS Advisors, Inc. with respect to the Alerian Energy Infrastructure Fund, Alerian MLP ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, ALPS REIT Dividend Dogs ETF (f/k/a Cohen & Steers Global Reality Majors ETF), RiverFront Strategic Income Fund, RiverFront Dynamic Unconstrained Income ETF, RiverFront Dynamic Core Income ETF, RiverFront Dynamic US Dividend Advantage ETF, RiverFront Dynamic US Flex-Cap ETF, ALPS Disruptive Technologies ETF and ALPS Clean Energy ETF.(9).

(xvi)	Amendment dated January 2, 2020 to the Liquidity Risk Management Addendum dated December 1, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 among the Trust, ALPS Fund Services, Inc. and ALPS Advisors, Inc.(9).

(xvii)	Amendment dated February 1, 2021 to the Liquidity Risk Management Addendum dated December 1, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 among the Trust, ALPS Fund Services, Inc. and ALPS Advisors, Inc. related to the ALPS Active REIT ETF.(10).

(xviii)	Amendment dated July 1, 2021 to the Liquidity Risk Management Addendum dated December 1, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 among the Trust, ALPS Fund Services, Inc. and ALPS Advisors, Inc. related to the ALPS Hillman Active Value ETF.(12).

(xix)	Amendment dated August 27, 2021 to the Liquidity Risk Management Addendum dated December 1, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 among the Trust, ALPS Fund Services, Inc. and ALPS Advisors, Inc. related to the ALPS Global Travel Beneficiaries ETF.(13).

(xx)	Amendment dated February 24, 2022 to the Liquidity Risk Management Addendum dated December 1, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 among the Trust, ALPS Fund Services, Inc. and ALPS Advisors, Inc. related to the ALPS Intermediate Municipal Bond ETF.(18).

(xxi)	Form of Amendment dated ________, 2022 to the Liquidity Risk Management Addendum dated December 1, 2018 to the Amended and Restated Administration Agreement dated March 6, 2017 among the Trust, ALPS Fund Services, Inc. and ALPS Advisors, Inc. related to the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF.(18).

(b)	Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust dated June 30, 2015 with respect to the Alerian Energy Infrastructure Fund, Alerian MLP ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, ALPS REIT Dividend Dogs ETF (f/k/a Cohen & Steers Global Reality Majors ETF) and RiverFront Strategic Income Fund.(4).

(i)	Amendment dated June 2, 2016 to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the RiverFront Dynamic Unconstrained Income ETF, RiverFront Dynamic Core Income ETF, RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF.(4).

(ii)	Amendment dated December 29, 2017 to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Disruptive Technologies ETF.(5).

(iii)	Amendment dated June 29, 2018 to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Clean Energy ETF.(7).

(iv)	Amendment dated February 1, 2021 to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Active REIT ETF.(10).

(v)	Amendment dated July 1, 2021 to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Hillman Active Value ETF.(12).

(vi)	Amendment dated August 27, 2021 to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015 with respect to the ALPS Global Travel Beneficiaries ETF. (13).

(vii)	Amendment dated March 4, 2022 to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015, with respect to the ALPS Intermediate Municipal Bond ETF. (17).

(viii)	Form of Amendment dated _______, 2022 to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated June 30, 2015, with respect to the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF.(18).

(c)	Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Alerian Energy Infrastructure Fund, Alerian MLP ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, ALPS REIT Dividend Dogs ETF (f/k/a Cohen & Steers Global Reality Majors ETF), RiverFront Strategic Income Fund.(4).

(i)	Amendment dated June 2, 2016 to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the RiverFront Dynamic Unconstrained Income ETF, RiverFront Dynamic Core Income ETF, RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF.(4).

(ii)	Amendment dated December 29, 2017 to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Disruptive Technologies ETF.(5).

(iii)	Amendment dated June 29, 2018 to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Clean Energy ETF.(7).

(iv)	Amendment dated February 1, 2021 to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Active REIT ETF.(10).

(v)	Amendment dated July 1, 2021 to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Hillman Active Value ETF.(12).

(vi)	Amendment dated August 27, 2021 to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Global Travel Beneficiaries ETF.(13).

(vii)	Amendment dated February 23, 2022, to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Intermediate Municipal Bond ETF.(15).

(viii)	Amendment dated February 16, 2022, to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF.(18).

14.	Consent of independent registered public accounting firm (filed herewith).

15.	Not Applicable.

16.	Powers of attorney for Mary K. Anstine, Jeremy W. Deems, Edmund J. Burke, and Rick A. Pederson.(16).

17.	Not applicable.

(1)	Previously filed as an exhibit to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 23, 2008.
(2)	Previously filed as an exhibit to the Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on May 1, 2008.
(3)	Previously filed as an exhibit to the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 29, 2013.
(4)	Previously filed as an exhibit to the Post-Effective Amendment No. 286 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 30, 2017.
(5)	Previously filed as an exhibit to the Post-Effective Amendment No. 289 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on December 27, 2017.
(6)	Previously filed as an exhibit to the Post-Effective Amendment No. 291 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 30, 2018.
(7)	Previously filed as an exhibit to the Post-Effective Amendment No. 296 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 29, 2019.

(8)	Previously filed as an exhibit to the Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 28, 2020.

(9)	Previously filed as an exhibit to the Post-Effective Amendment No. 299 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 27, 2020.
(10)	Previously filed as an exhibit to the Post-Effective Amendment No. 305 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on February 12, 2021.
(11)	Previously filed as an exhibit to the Post-Effective Amendment No. 306 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 30, 2021.
(12)	Previously filed as an exhibit to the Post-Effective Amendment No. 309 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 25, 2021.
(13)	Previously filed as an exhibit to the Post-Effective Amendment No. 310 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-1148826; 811-22175), filed on August 31, 2021.
(14)	Previously filed as an exhibit to the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-1148826; 811-22175), filed on November 30, 2021.
(15)	Previously filed as an exhibit to the Post-Effective Amendment No. 315 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on February 25, 2022.
(16)	Previously filed as an exhibit to the Trust’s Registration Statement on Form N-14 (File No.: 333-263500), filed on March 11, 2022.
(17)	Previously filed as an exhibit to the Post-Effective Amendment No. 316 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 30, 2022.
(18)	Previously filed as an exhibit to the Post-Effective Amendment No. 318 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 7, 2022.

Item 17. Undertakings

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Denver, and State of Colorado, on the 8th day of April, 2022

ALPS ETF TRUST
(Registrant)

By:	/s/ Laton Spahr
Laton Spahr
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mary K. Anstine		April 8, 2022
Mary K. Anstine*	Trustee

/s/ Jeremy W. Deems		April 8, 2022
Jeremy W. Deems*	Trustee

/s/ Rick A. Pederson	Trustee	April 8, 2022
Rick A. Pederson*

/s/ Edmund J. Burke	Trustee	April 8, 2022
Edmund J. Burke*

/s/ Laton Spahr	President	April 8, 2022
Laton Spahr

/s/ Kathryn Burns	Treasurer	April 8, 2022
Kathryn Burns

*	Signature affixed by Brendan Hamill pursuant to a power of attorney dated February 16, 2022.(16).

EXHIBIT INDEX

(12)	Form of Opinion of Dechert LLP with respect to tax matters
(14)	Consent of Independent Registered Public Accounting Firm